UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2011
Date of reporting period:	May 31, 2011

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 33.18%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.26%			Banks (continued)
Boeing Co/The			American Express Centurion Bank
1.88%, 11/20/2012	$ 200	$ 204	5.55%, 10/17/2012	$ 200	$ 212
3.75%, 11/20/2016	200	216	Bank of America Corp
General Dynamics Corp			2.38%, 06/22/2012	200	204
4.25%, 05/15/2013	100	107	3.13%, 06/15/2012	250	257
L-3 Communications Corp			3.63%, 03/17/2016	400	404
4.95%, 02/15/2021	300	312	3.70%, 09/01/2015	515	528
Lockheed Martin Corp			4.50%, 04/01/2015	150	159
5.50%, 11/15/2039	70	72	4.75%, 08/15/2013	300	317
5.72%, 06/01/2040(a)	100	107	4.75%, 08/01/2015	100	106
Northrop Grumman Corp			4.88%, 01/15/2013	200	211
3.50%, 03/15/2021	300	288	4.90%, 05/01/2013	100	106
Raytheon Co			5.42%, 03/15/2017	150	158
3.13%, 10/15/2020	300	283	5.65%, 05/01/2018	500	534
4.88%, 10/15/2040	200	189	6.00%, 09/01/2017	340	374
United Technologies Corp			6.50%, 08/01/2016	350	396
4.50%, 04/15/2020	290	310	7.38%, 05/15/2014	400	457
5.70%, 04/15/2040	200	222	7.63%, 06/01/2019	100	119
6.13%, 07/15/2038	70	82	Bank of New York Mellon Corp/The
		$ 2,392	5.13%, 08/27/2013	400	436
Agriculture - 0.37%			5.50%, 12/01/2017	125	139
Altria Group Inc			Bank of Nova Scotia
4.13%, 09/11/2015	140	149	2.25%, 01/22/2013	200	205
9.25%, 08/06/2019	50	66	2.38%, 12/17/2013	200	206
9.70%, 11/10/2018	300	401	2.90%, 03/29/2016	400	409
9.95%, 11/10/2038	95	140	Barclays Bank PLC
10.20%, 02/06/2039	40	59	2.38%, 01/13/2014	300	306
Archer-Daniels-Midland Co			5.00%, 09/22/2016	160	173
4.48%, 03/01/2021(b)	500	526	5.13%, 01/08/2020	100	103
5.38%, 09/15/2035	200	208	5.14%, 10/14/2020	400	392
Bunge Ltd Finance Corp			5.45%, 09/12/2012	100	106
4.10%, 03/15/2016	300	312	6.75%, 05/22/2019	300	346
Lorillard Tobacco Co			BB&T Corp
8.13%, 06/23/2019	140	168	3.85%, 07/27/2012	170	176
8.13%, 05/01/2040	100	117	3.95%, 04/29/2016	115	122
Philip Morris International Inc			5.20%, 12/23/2015	100	109
4.50%, 03/26/2020	510	536	6.85%, 04/30/2019	70	84
5.65%, 05/16/2018	100	114	BNP Paribas
Reynolds American Inc			3.25%, 03/11/2015	300	309
7.63%, 06/01/2016	350	423	5.00%, 01/15/2021	300	306
UST LLC			Capital One Capital V
6.63%, 07/15/2012	105	111	10.25%, 08/15/2039	60	64
		$ 3,330	Capital One Capital VI
Airlines - 0.07%			8.88%, 05/15/2040	20	21
Continental Airlines 2010-A			Capital One Financial Corp
4.75%, 01/12/2021	200	195	5.50%, 06/01/2015	200	222
Delta Air Lines 2007-1 Class A Pass Through Trust			Citigroup Inc
6.82%, 08/10/2022	392	408	4.59%, 12/15/2015	300	319
		$ 603	5.00%, 09/15/2014	400	425
Automobile Asset Backed Securities - 0.04%			5.30%, 10/17/2012	200	211
Ally Auto Receivables Trust			5.50%, 04/11/2013	100	107
1.11%, 01/15/2015(b)	250	251	5.63%, 08/27/2012	1,055	1,106
Ford Credit Auto Owner Trust			6.00%, 10/31/2033	60	60
5.69%, 11/15/2012(b)	90	93	6.01%, 01/15/2015	100	111
		$ 344	6.13%, 11/21/2017	200	225
Automobile Manufacturers - 0.06%			6.13%, 05/15/2018	100	112
Daimler Finance North America LLC			6.13%, 08/25/2036	200	201
8.50%, 01/18/2031	400	555	6.38%, 08/12/2014	60	67
			6.50%, 08/19/2013	50	55
Automobile Parts & Equipment - 0.03%			6.63%, 06/15/2032	50	53
Johnson Controls Inc			6.88%, 03/05/2038	100	116
5.00%, 03/30/2020	250	270	8.13%, 07/15/2039	300	391
			8.50%, 05/22/2019	500	628
Banks - 5.45%			Cooperatieve Centrale Raiffeisen-Boerenleenbank
Abbey National Treasury Services PLC/London			BA/Netherlands
2.88%, 04/25/2014	200	202	4.50%, 01/11/2021	200	209
Ally Financial Inc			Credit Suisse AG
2.20%, 12/19/2012	250	257	5.40%, 01/14/2020	425	446

See accompanying notes.

1

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
Credit Suisse/New York NY			Korea Development Bank (continued)
3.45%, 07/02/2012	$ 230 $	237	5.50%, 11/13/2012	$ 200 $	211
3.50%, 03/23/2015	300	313	Kreditanstalt fuer Wiederaufbau
5.00%, 05/15/2013	170	182	1.25%, 06/15/2012	200	202
5.30%, 08/13/2019	100	109	1.38%, 07/15/2013	300	305
5.50%, 05/01/2014	60	67	1.38%, 01/13/2014	300	304
Deutsche Bank AG/London			1.88%, 01/14/2013	500	511
2.38%, 01/11/2013	280	286	2.63%, 03/03/2015	300	313
3.45%, 03/30/2015	305	318	2.63%, 02/16/2016	300	310
5.38%, 10/12/2012	100	106	2.75%, 10/21/2014	550	578
6.00%, 09/01/2017	60	69	2.75%, 09/08/2020	500	482
Discover Bank/Greenwood DE			3.25%, 03/15/2013	300	314
7.00%, 04/15/2020	100	114	4.00%, 10/15/2013	300	323
8.70%, 11/18/2019	250	312	4.00%, 01/27/2020	380	405
Export-Import Bank of Korea			4.13%, 10/15/2014	300	331
5.88%, 01/14/2015	90	100	4.38%, 03/15/2018	370	411
8.13%, 01/21/2014	450	517	4.50%, 07/16/2018	100	112
Fifth Third Bancorp			4.88%, 06/17/2019	100	115
5.45%, 01/15/2017	200	215	5.13%, 03/14/2016	300	344
6.25%, 05/01/2013	270	293	Landwirtschaftliche Rentenbank
FleetBoston Financial Corp			1.88%, 09/24/2012	100	102
6.88%, 01/15/2028	50	54	3.13%, 07/15/2015	100	106
Goldman Sachs Group Inc/The			4.13%, 07/15/2013	100	107
3.25%, 06/15/2012	300	309	5.00%, 11/08/2016	400	457
3.63%, 02/07/2016	300	301	5.25%, 07/02/2012	200	211
4.75%, 07/15/2013	275	292	Mellon Funding Corp
5.15%, 01/15/2014	150	161	5.00%, 12/01/2014	300	333
5.25%, 10/15/2013	275	296	Morgan Stanley
5.38%, 03/15/2020	100	103	1.95%, 06/20/2012	300	305
5.50%, 11/15/2014	200	219	4.10%, 01/26/2015	50	52
5.63%, 01/15/2017	200	215	4.20%, 11/20/2014	150	157
5.70%, 09/01/2012	750	794	4.75%, 04/01/2014	260	274
6.00%, 05/01/2014	400	440	5.30%, 03/01/2013	50	53
6.13%, 02/15/2033	50	51	5.45%, 01/09/2017	200	216
6.15%, 04/01/2018	550	603	5.50%, 01/26/2020	160	165
6.45%, 05/01/2036	200	196	5.55%, 04/27/2017	200	216
6.75%, 10/01/2037	480	482	5.63%, 09/23/2019	860	910
HSBC Bank USA NA			5.75%, 01/25/2021	300	314
4.88%, 08/24/2020	250	252	6.00%, 05/13/2014	50	55
HSBC Bank USA NA/New York NY			6.00%, 04/28/2015	140	155
5.88%, 11/01/2034	250	257	6.25%, 08/28/2017	270	301
HSBC Holdings PLC			6.63%, 04/01/2018	220	248
5.25%, 12/12/2012	300	318	7.25%, 04/01/2032	60	73
6.50%, 05/02/2036	60	64	7.30%, 05/13/2019	330	380
6.50%, 09/15/2037	350	374	Oesterreichische Kontrollbank AG
JP Morgan Chase & Co			1.75%, 03/11/2013	400	408
2.05%, 01/24/2014	200	202	PNC Funding Corp
2.13%, 06/22/2012	300	306	2.30%, 06/22/2012	100	102
2.20%, 06/15/2012	100	102	4.38%, 08/11/2020	200	206
2.60%, 01/15/2016	300	296	5.13%, 02/08/2020	100	108
3.70%, 01/20/2015	300	314	5.63%, 02/01/2017	400	443
4.40%, 07/22/2020	130	129	6.70%, 06/10/2019	100	119
4.63%, 05/10/2021	300	301	Royal Bank of Canada
4.65%, 06/01/2014	300	325	2.10%, 07/29/2013	100	103
4.95%, 03/25/2020	225	235	2.88%, 04/19/2016	200	204
5.13%, 09/15/2014	350	381	Royal Bank of Scotland Group PLC
5.25%, 05/01/2015	45	49	4.70%, 07/03/2018	55	49
5.38%, 10/01/2012	500	529	6.40%, 10/21/2019	60	63
6.30%, 04/23/2019	100	114	Royal Bank of Scotland PLC/The
6.40%, 05/15/2038	100	114	3.40%, 08/23/2013	405	415
JP Morgan Chase Bank NA			3.95%, 09/21/2015	200	203
6.00%, 10/01/2017	410	461	5.63%, 08/24/2020	650	666
KeyBank NA			Sovereign Bank/Wyomissing PA
5.80%, 07/01/2014	50	55	5.13%, 03/15/2013	60	62
KeyCorp			State Street Corp
3.75%, 08/13/2015	310	322	5.38%, 04/30/2017	72	82
5.10%, 03/24/2021	400	416	SunTrust Bank/Atlanta GA
Korea Development Bank			5.00%, 09/01/2015	14	15
4.00%, 09/09/2016	400	413

See accompanying notes.

2

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Beverages (continued)
SunTrust Banks Inc			PepsiCo Inc/NC
3.60%, 04/15/2016	$ 400 $	410	0.88%, 10/25/2013	$ 200 $	200
UBS AG/Stamford CT			2.50%, 05/10/2016	200	202
3.88%, 01/15/2015	520	549	3.10%, 01/15/2015	90	95
5.88%, 12/20/2017	400	453	3.13%, 11/01/2020	200	191
Union Bank NA			4.50%, 01/15/2020	200	214
5.95%, 05/11/2016	300	332	5.50%, 01/15/2040	200	214
US Bancorp			7.90%, 11/01/2018	18	23
2.45%, 07/27/2015	400	404		$ 4,967
4.13%, 05/24/2021	300	301	Biotechnology - 0.07%
US Bank NA/Cincinnati OH			Amgen Inc
6.30%, 02/04/2014	100	112	5.70%, 02/01/2019	50	57
Wachovia Bank NA			5.75%, 03/15/2040	100	106
6.00%, 11/15/2017	600	683	5.85%, 06/01/2017	110	129
6.60%, 01/15/2038	300	346	6.40%, 02/01/2039	50	57
Wachovia Corp			6.90%, 06/01/2038	50	61
4.88%, 02/15/2014	200	215	Celgene Corp
5.25%, 08/01/2014	200	218	2.45%, 10/15/2015	200	199
5.50%, 05/01/2013	100	108		$ 609
5.75%, 02/01/2018	200	225	Building Materials - 0.01%
Wells Fargo & Co			Lafarge SA
2.13%, 06/15/2012	500	509	6.50%, 07/15/2016	120	131
3.63%, 04/15/2015	445	470
3.68%, 06/15/2016(b)	300	312	Chemicals - 0.39%
3.75%, 10/01/2014	100	106	Dow Chemical Co/The
4.38%, 01/31/2013	100	106	2.50%, 02/15/2016	300	298
4.60%, 04/01/2021	400	410	4.85%, 08/15/2012	100	105
5.13%, 09/01/2012	300	315	5.90%, 02/15/2015	195	221
5.25%, 10/23/2012	300	318	6.00%, 10/01/2012	265	282
Westpac Banking Corp			8.55%, 05/15/2019	63	82
3.00%, 08/04/2015	120	122	Eastman Chemical Co
3.00%, 12/09/2015	300	304	3.00%, 12/15/2015	200	203
4.20%, 02/27/2015	120	128	4.50%, 01/15/2021	200	203
4.88%, 11/19/2019	100	106	EI du Pont de Nemours & Co
	$ 49,731		1.75%, 03/25/2014	300	306
Beverages - 0.54%			2.75%, 04/01/2016	300	307
Anheuser-Busch Cos Inc			3.25%, 01/15/2015	300	317
5.50%, 01/15/2018	50	56	4.25%, 04/01/2021	300	310
Anheuser-Busch InBev Worldwide Inc			4.63%, 01/15/2020	100	107
2.50%, 03/26/2013	75	77	Potash Corp of Saskatchewan Inc
3.00%, 10/15/2012	250	257	4.88%, 03/30/2020	200	217
4.13%, 01/15/2015	60	65	5.25%, 05/15/2014	100	111
5.00%, 04/15/2020	150	162	PPG Industries Inc
5.38%, 01/15/2020	265	294	3.60%, 11/15/2020	200	196
6.38%, 01/15/2040	200	232	Praxair Inc
6.88%, 11/15/2019	200	245	5.38%, 11/01/2016	200	229
7.20%, 01/15/2014	200	229	Sherwin-Williams Co/The
8.20%, 01/15/2039	200	282	3.13%, 12/15/2014	45	48
Bottling Group LLC				$ 3,542
6.95%, 03/15/2014	100	116	Commercial Services - 0.07%
Cia de Bebidas das Americas			Board of Trustees of The Leland Stanford Junior
8.75%, 09/15/2013	16	18	University/The
Coca-Cola Co/The			3.63%, 05/01/2014	300	321
1.50%, 11/15/2015	300	295	Western Union Co/The
3.15%, 11/15/2020	200	194	5.25%, 04/01/2020	100	107
Coca-Cola Enterprises Inc			6.50%, 02/26/2014	70	79
2.13%, 09/15/2015	200	199	Yale University
3.50%, 09/15/2020	200	194	2.90%, 10/15/2014	100	105
Coca-Cola Refreshments USA Inc				$ 612
7.38%, 03/03/2014	300	350	Computers - 0.24%
Diageo Capital PLC			Affiliated Computer Services Inc
4.83%, 07/15/2020	200	212	5.20%, 06/01/2015	200	220
Diageo Finance BV			Dell Inc
3.25%, 01/15/2015	160	168	5.63%, 04/15/2014	100	112
Dr Pepper Snapple Group Inc			Hewlett-Packard Co
2.35%, 12/21/2012	70	71	1.25%, 09/13/2013	200	201
PepsiAmericas Inc			2.13%, 09/13/2015	300	300
4.88%, 01/15/2015	100	112	6.13%, 03/01/2014	260	292

See accompanying notes.

3

Schedule of Investments Bond Market Index Fund May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Computers (continued)			Diversified Financial Services (continued)
International Business Machines Corp			General Electric Capital Corp (continued)
5.60%, 11/30/2039	$ 360 $	390	2.80%, 01/08/2013	$ 200 $	205
5.70%, 09/14/2017	200	234	3.50%, 06/29/2015	300	314
6.50%, 10/15/2013	300	338	3.75%, 11/14/2014	300	317
7.63%, 10/15/2018	100	128	4.63%, 01/07/2021	300	304
	$ 2,215		4.80%, 05/01/2013	300	320
Consumer Products - 0.03%			5.25%, 10/19/2012	300	318
Avery Dennison Corp			5.38%, 10/20/2016	300	336
5.38%, 04/15/2020	100	108	5.50%, 06/04/2014	200	221
Fortune Brands Inc			5.50%, 01/08/2020	370	400
5.38%, 01/15/2016	60	65	5.63%, 09/15/2017	400	447
Kimberly-Clark Corp			5.88%, 01/14/2038	135	141
7.50%, 11/01/2018	70	89	6.00%, 06/15/2012	170	180
	$ 262		6.00%, 08/07/2019	205	230
Cosmetics & Personal Care - 0.06%			6.15%, 08/07/2037	215	231
Procter & Gamble Co			6.75%, 03/15/2032	315	360
4.70%, 02/15/2019	300	333	6.88%, 01/10/2039	280	329
5.55%, 03/05/2037	200	220	Goldman Sachs Capital I
	$ 553		6.35%, 02/15/2034	210	202
Credit Card Asset Backed Securities - 0.16%			Goldman Sachs Capital II
			5.79%, 12/29/2049(b)	350	292
Chase Issuance Trust
4.65%, 03/15/2015	750	802	HSBC Finance Capital Trust IX
5.12%, 10/15/2014(b)	100	106	5.91%, 11/30/2035	125	120
Citibank Credit Card Issuance Trust			HSBC Finance Corp
2.25%, 12/23/2014	180	185	6.38%, 11/27/2012	200	215
			6.68%, 01/15/2021(a)	385	412
5.30%, 03/15/2018	300	342
	$ 1,435		IBM International Group Capital LLC
Diversified Financial Services - 2.01%			5.05%, 10/22/2012	100	106
American Express Co			Jefferies Group Inc
6.15%, 08/28/2017	300	345	6.88%, 04/15/2021	105	116
7.00%, 03/19/2018	210	252	8.50%, 07/15/2019	50	61
8.15%, 03/19/2038	100	139	John Deere Capital Corp
American Express Credit Corp			1.88%, 06/17/2013	200	204
5.13%, 08/25/2014	250	274	2.88%, 06/19/2012	100	103
Bear Stearns Cos LLC/The			JP Morgan Chase Capital XXV
5.55%, 01/22/2017	200	219	6.80%, 10/01/2037	60	61
6.40%, 10/02/2017	499	574	JP Morgan Chase Capital XXVII
6.95%, 08/10/2012	100	107	7.00%, 11/01/2039	200	206
7.25%, 02/01/2018	60	72	Merrill Lynch & Co Inc
BlackRock Inc			5.30%, 09/30/2015	100	109
3.50%, 12/10/2014	150	159	5.45%, 07/15/2014	100	108
5.00%, 12/10/2019	100	108	5.70%, 05/02/2017	200	211
Boeing Capital Corp			6.05%, 05/16/2016	560	606
4.70%, 10/27/2019	130	141	6.11%, 01/29/2037	200	200
Capital One Bank USA NA			6.88%, 04/25/2018	100	114
6.50%, 06/13/2013	370	406	MUFG Capital Finance 1 Ltd
			6.35%, 07/29/2049(b)	100	102
Caterpillar Financial Services Corp
2.65%, 04/01/2016	300	307	NASDAQ OMX Group Inc/The
4.90%, 08/15/2013	200	216	4.00%, 01/15/2015	200	203
6.13%, 02/17/2014	200	227	National Rural Utilities Cooperative Finance Corp
7.15%, 02/15/2019	140	175	3.88%, 09/16/2015	500	535
Citigroup Funding Inc			10.38%, 11/01/2018	70	98
1.88%, 10/22/2012	250	255	Nomura Holdings Inc
1.88%, 11/15/2012	300	306	6.70%, 03/04/2020	505	562
2.13%, 07/12/2012	200	204	ORIX Corp
2.25%, 12/10/2012	200	206	4.71%, 04/27/2015	470	487
Countrywide Financial Corp			Private Export Funding Corp
6.25%, 05/15/2016	220	240	3.05%, 10/15/2014	100	106
Credit Suisse USA Inc			3.55%, 04/15/2013	100	106
5.50%, 08/15/2013	200	218	SLM Corp
5.85%, 08/16/2016	400	459	5.00%, 10/01/2013	330	344
Franklin Resources Inc			8.00%, 03/25/2020	100	110
3.13%, 05/20/2015	200	209	8.45%, 06/15/2018	100	113
General Electric Capital Corp			Toyota Motor Credit Corp
2.00%, 09/28/2012	150	153	1.38%, 08/12/2013	500	503
2.10%, 01/07/2014	300	304		$ 18,362
2.13%, 12/21/2012	250	257	Electric - 1.53%
2.20%, 06/08/2012	250	255	Ameren Energy Generating Co
2.63%, 12/28/2012	200	207	7.00%, 04/15/2018	100	105
See accompanying notes.			4

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electric (continued)			Electric (continued)
Appalachian Power Co			Nevada Power Co
7.00%, 04/01/2038	$ 80 $	95	7.13%, 03/15/2019	$ 50 $	61
Baltimore Gas & Electric Co			NextEra Energy Capital Holdings Inc
5.90%, 10/01/2016	270	311	2.55%, 11/15/2013	95	97
CenterPoint Energy Houston Electric LLC			Nisource Finance Corp
7.00%, 03/01/2014	130	149	5.25%, 09/15/2017	275	301
Commonwealth Edison Co			5.40%, 07/15/2014	185	204
1.63%, 01/15/2014	300	302	6.40%, 03/15/2018	60	69
4.00%, 08/01/2020	40	40	Northern States Power Co/MN
5.80%, 03/15/2018	50	57	5.25%, 03/01/2018	160	180
Consolidated Edison Co of New York Inc			5.35%, 11/01/2039	320	339
4.88%, 02/01/2013	300	319	Oncor Electric Delivery Co LLC
5.85%, 03/15/2036	200	219	6.80%, 09/01/2018	80	95
6.75%, 04/01/2038	100	121	Pacific Gas & Electric Co
Constellation Energy Group Inc			3.50%, 10/01/2020	100	96
4.55%, 06/15/2015	60	64	6.05%, 03/01/2034	100	109
Consumers Energy Co			PacifiCorp
5.50%, 08/15/2016	285	324	5.65%, 07/15/2018	275	316
Detroit Edison Co/The			6.25%, 10/15/2037	60	70
3.45%, 10/01/2020	20	20	PG&E Corp
Dominion Resources Inc/VA			5.75%, 04/01/2014	400	443
1.80%, 03/15/2014	300	303	Progress Energy Inc
5.15%, 07/15/2015	200	222	7.75%, 03/01/2031	30	38
8.88%, 01/15/2019	100	131	Public Service Electric & Gas Co
Duke Energy Carolinas LLC			3.50%, 08/15/2020	285	281
5.30%, 10/01/2015	600	681	Puget Sound Energy Inc
5.30%, 02/15/2040	50	52	5.80%, 03/15/2040	200	214
Duke Energy Corp			San Diego Gas & Electric Co
3.35%, 04/01/2015	300	312	5.35%, 05/15/2040	330	349
3.95%, 09/15/2014	25	27	Southern California Edison Co
Duke Energy Indiana Inc			5.50%, 03/15/2040	400	427
3.75%, 07/15/2020	145	145	5.95%, 02/01/2038	30	34
Entergy Arkansas Inc			Southwestern Electric Power Co
3.75%, 02/15/2021	100	96	6.20%, 03/15/2040	200	210
Exelon Corp			6.45%, 01/15/2019	100	114
4.90%, 06/15/2015	150	162	Toledo Edison Co/The
Exelon Generation Co LLC			7.25%, 05/01/2020	300	362
5.20%, 10/01/2019	400	422	TransAlta Corp
6.25%, 10/01/2039	60	62	6.50%, 03/15/2040	100	109
FirstEnergy Corp			Virginia Electric and Power Co
7.38%, 11/15/2031	100	116	6.00%, 05/15/2037	300	336
FirstEnergy Solutions Corp			8.88%, 11/15/2038	40	61
6.05%, 08/15/2021	60	66		$ 13,979
6.80%, 08/15/2039	395	423	Electrical Components & Equipment - 0.04%
Florida Power & Light Co			Emerson Electric Co
5.63%, 04/01/2034	100	108	4.63%, 10/15/2012	200	211
5.69%, 03/01/2040	190	209	4.88%, 10/15/2019	100	110
Florida Power Corp				$ 321
4.55%, 04/01/2020	300	319	Electronics - 0.07%
5.65%, 04/01/2040	100	108	Agilent Technologies Inc
6.40%, 06/15/2038	260	308	6.50%, 11/01/2017	60	70
Georgia Power Co			Koninklijke Philips Electronics NV
3.00%, 04/15/2016	300	308	5.75%, 03/11/2018	40	46
4.25%, 12/01/2019	300	316	Thermo Fisher Scientific Inc
6.00%, 09/01/2040	100	101	2.05%, 02/21/2014	300	306
Great Plains Energy Inc			4.70%, 05/01/2020	200	214
4.85%, 06/01/2021	300	305		$ 636
Hydro Quebec			Environmental Control - 0.18%
8.05%, 07/07/2024	400	557	Republic Services Inc
KCP&L Greater Missouri Operations Co			4.75%, 05/15/2023	200	201
11.88%, 07/01/2012	40	44	5.50%, 09/15/2019	405	447
LG&E and KU Energy LLC			6.20%, 03/01/2040	230	249
3.75%, 11/15/2020(a)	300	286
			Waste Management Inc
Louisville Gas & Electric Co			6.38%, 03/11/2015	300	347
5.13%, 11/15/2040(a)	200	201
			7.00%, 07/15/2028	60	71
Midamerican Energy Holdings Co			7.38%, 03/11/2019	300	369
5.88%, 10/01/2012	400	426		$ 1,684
6.13%, 04/01/2036	110	122

See accompanying notes.

5

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Finance - Mortgage Loan/Banker - 5.72%			Finance - Mortgage Loan/Banker (continued)
Fannie Mae			Federal Home Loan Banks (continued)
0.00%, 06/01/2017(c)	$ 600 $	514	1.13%, 05/18/2012	$ 150 $	151
0.00%, 10/09/2019(c)	250	176	1.50%, 01/16/2013	500	509
0.38%, 12/28/2012	1,000	1,000	1.63%, 09/26/2012	700	712
0.50%, 10/30/2012	500	501	1.63%, 11/21/2012	250	255
0.55%, 11/01/2012	250	250	1.63%, 03/20/2013	500	511
0.63%, 09/24/2012	250	251	1.75%, 08/22/2012	250	254
0.75%, 12/18/2013	500	499	1.75%, 12/14/2012	200	204
1.00%, 09/20/2013	200	201	1.88%, 06/20/2012	700	712
1.00%, 09/23/2013	600	604	1.88%, 06/21/2013	200	206
1.00%, 10/18/2013	500	501	2.38%, 03/14/2014	150	156
1.00%, 04/25/2014	150	150	2.75%, 12/12/2014	150	158
1.13%, 07/30/2012	1,000	1,010	2.75%, 03/13/2015	200	211
1.25%, 06/22/2012	1,000	1,010	2.88%, 06/12/2015	150	159
1.25%, 07/29/2013	250	250	3.13%, 12/13/2013	200	212
1.25%, 08/20/2013	400	405	3.38%, 02/27/2013	700	736
1.25%, 02/27/2014	1,000	1,011	3.63%, 10/18/2013	250	267
1.25%, 10/28/2014	70	70	3.88%, 06/14/2013	200	214
1.50%, 06/26/2013	200	204	4.00%, 09/06/2013	150	161
1.50%, 03/28/2014	500	504	4.00%, 01/13/2021	500	507
1.50%, 08/26/2014	250	251	4.50%, 11/15/2012	250	265
1.55%, 08/12/2014	100	100	4.50%, 09/16/2013	150	163
1.63%, 10/26/2015	1,000	1,001	4.63%, 10/10/2012	200	212
1.75%, 08/10/2012	250	254	4.75%, 12/16/2016	250	285
1.75%, 05/07/2013	250	256	4.88%, 05/17/2017	250	287
1.75%, 11/17/2015	250	250	5.00%, 11/17/2017	750	865
1.80%, 02/08/2013	150	150	5.13%, 08/14/2013	250	275
2.00%, 06/24/2013	100	100	5.25%, 06/18/2014	250	282
2.00%, 08/24/2015	100	100	5.38%, 05/18/2016	300	351
2.00%, 11/30/2015	400	401	5.50%, 08/13/2014	250	286
2.00%, 03/28/2016	250	250	5.50%, 07/15/2036	200	227
2.00%, 11/10/2016	100	99	5.63%, 06/11/2021	100	118
2.38%, 07/28/2015	400	415	5.65%, 04/20/2022	50	52
2.38%, 04/11/2016	700	716	5.75%, 05/15/2012	250	263
2.50%, 05/15/2014	200	209	Freddie Mac
2.63%, 11/20/2014	500	525	0.38%, 11/30/2012	500	500
2.75%, 02/05/2014	500	526	0.63%, 12/28/2012	500	502
2.75%, 03/13/2014	1,000	1,052	1.13%, 07/27/2012	750	757
2.75%, 03/28/2016	350	353	1.13%, 01/14/2013	100	100
2.88%, 12/11/2013	280	295	1.15%, 09/03/2013	250	250
3.00%, 07/28/2014	1,042	1,046	1.15%, 10/07/2013	500	501
3.25%, 04/09/2013	200	211	1.20%, 09/24/2013	200	200
3.88%, 07/12/2013	250	268	1.20%, 04/28/2014	200	200
4.00%, 09/30/2025	450	446	1.38%, 02/25/2014	500	507
4.38%, 09/15/2012	250	263	1.63%, 04/15/2013	250	255
4.38%, 03/15/2013	250	267	1.63%, 06/28/2013	250	250
4.38%, 10/15/2015	400	447	1.75%, 06/15/2012	550	558
4.63%, 05/01/2013	500	535	1.75%, 09/10/2015	250	252
4.63%, 10/15/2014	150	167	2.13%, 09/21/2012	250	256
4.75%, 11/19/2012	200	213	2.25%, 08/12/2015	50	50
4.88%, 05/18/2012	200	208	2.50%, 01/07/2014	250	261
5.00%, 03/15/2016	250	287	2.50%, 04/23/2014	200	209
5.00%, 02/13/2017	250	287	2.50%, 05/27/2016	700	721
5.00%, 05/11/2017	250	288	2.88%, 02/09/2015	500	528
5.25%, 09/15/2016	200	232	3.00%, 07/14/2016	100	100
5.38%, 06/12/2017	250	292	3.50%, 05/29/2013	250	265
5.38%, 04/11/2022	150	156	3.75%, 06/28/2013	550	587
5.63%, 07/15/2037	100	116	3.75%, 03/27/2019	450	480
5.78%, 06/07/2022	100	105	4.13%, 12/21/2012	250	264
6.00%, 04/18/2036	200	222	4.13%, 09/27/2013	250	270
6.63%, 11/15/2030	400	520	4.25%, 12/12/2018	200	204
7.13%, 01/15/2030	275	373	4.38%, 07/17/2015	200	224
7.25%, 05/15/2030	200	277	4.50%, 01/15/2013	300	320
Federal Home Loan Banks			4.50%, 07/15/2013	250	271
0.55%, 12/03/2012	500	500	4.50%, 01/15/2014	250	274
0.80%, 11/18/2013	250	250	4.50%, 01/15/2015	250	279
0.88%, 08/22/2012	200	201	4.75%, 11/17/2015	250	283
0.88%, 12/27/2013	500	501	4.75%, 01/19/2016	900	1,021
1.00%, 03/27/2013	500	505	4.88%, 11/15/2013	200	220

See accompanying notes.

6

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Healthcare - Products (continued)
Freddie Mac (continued)			Johnson & Johnson
4.88%, 06/13/2018	$ 325 $	372	2.95%, 09/01/2020	$ 500 $	481
5.00%, 01/30/2014	250	277	4.95%, 05/15/2033	200	204
5.00%, 07/15/2014	250	280	5.15%, 08/15/2012	100	105
5.00%, 02/16/2017	400	460	Medtronic Inc
5.13%, 07/15/2012	1,000	1,055	4.45%, 03/15/2020	400	423
5.13%, 10/18/2016	250	288	Stryker Corp
5.13%, 11/17/2017	200	232	4.38%, 01/15/2020	100	106
5.25%, 04/18/2016	200	232		$ 1,916
5.50%, 07/18/2016	250	293	Healthcare - Services - 0.16%
5.50%, 08/23/2017	400	473	Aetna Inc
6.25%, 07/15/2032	400	502	6.63%, 06/15/2036	20	23
	$ 52,206		6.75%, 12/15/2037	50	58
Food - 0.47%			Quest Diagnostics Inc/DE
Campbell Soup Co			4.75%, 01/30/2020	15	15
4.25%, 04/15/2021	200	207	5.45%, 11/01/2015	70	78
ConAgra Foods Inc			UnitedHealth Group Inc
5.88%, 04/15/2014	120	132	4.70%, 02/15/2021	350	367
General Mills Inc			6.50%, 06/15/2037	300	335
5.25%, 08/15/2013	700	763	6.88%, 02/15/2038	50	58
HJ Heinz Finance Co			WellPoint Inc
6.75%, 03/15/2032	100	116	5.25%, 01/15/2016	130	146
Kellogg Co			5.80%, 08/15/2040	20	21
4.00%, 12/15/2020	300	303	6.38%, 06/15/2037	300	336
5.13%, 12/03/2012	270	288		$ 1,437
Kraft Foods Inc			Insurance - 0.92%
4.13%, 02/09/2016	50	53	ACE INA Holdings Inc
5.38%, 02/10/2020	215	235	5.88%, 06/15/2014	100	113
6.25%, 06/01/2012	21	22	Aegon NV
6.50%, 08/11/2017	300	352	4.63%, 12/01/2015	90	96
6.50%, 02/09/2040	295	332	Aflac Inc
6.75%, 02/19/2014	170	193	3.45%, 08/15/2015	80	83
7.00%, 08/11/2037	140	165	6.45%, 08/15/2040	125	129
Kroger Co/The			8.50%, 05/15/2019	50	62
4.95%, 01/15/2015	300	331	Allstate Corp/The
5.40%, 07/15/2040	100	99	6.75%, 05/15/2018	200	235
6.15%, 01/15/2020	50	59	7.45%, 05/16/2019	200	243
6.40%, 08/15/2017	70	83	American International Group Inc
Safeway Inc			4.25%, 05/15/2013	200	208
3.95%, 08/15/2020	125	123	5.60%, 10/18/2016	300	320
6.25%, 03/15/2014	90	100	6.25%, 03/15/2037	400	370
Unilever Capital Corp			8.25%, 08/15/2018	440	519
2.75%, 02/10/2016	300	309	AON Corp
	$ 4,265		8.21%, 01/01/2027	20	23
Forest Products & Paper - 0.05%			Berkshire Hathaway Finance Corp
International Paper Co			1.50%, 01/10/2014	300	304
7.30%, 11/15/2039	100	116	4.25%, 01/15/2021	400	412
7.50%, 08/15/2021	30	36	4.60%, 05/15/2013	300	321
9.38%, 05/15/2019	60	79	5.75%, 01/15/2040	60	65
Plum Creek Timberlands LP			Berkshire Hathaway Inc
4.70%, 03/15/2021	200	199	3.20%, 02/11/2015	160	168
	$ 430		Chubb Corp
Gas - 0.09%			6.50%, 05/15/2038	40	46
Atmos Energy Corp			CNA Financial Corp
4.95%, 10/15/2014	200	218	5.75%, 08/15/2021	300	318
National Grid PLC			Fidelity National Financial Inc
6.30%, 08/01/2016	160	185	6.60%, 05/15/2017	200	218
Sempra Energy			Genworth Financial Inc
2.00%, 03/15/2014	400	403	5.75%, 06/15/2014	80	84
6.00%, 10/15/2039	50	54	7.70%, 06/15/2020	100	106
	$ 860		Hartford Financial Services Group Inc
Healthcare - Products - 0.21%			6.00%, 01/15/2019	70	76
Baxter International Inc			6.63%, 03/30/2040	100	107
4.25%, 03/15/2020	200	209	Liberty Mutual Group Inc
5.90%, 09/01/2016	70	83	7.25%, 09/01/2012(a)	3	3
Becton Dickinson and Co			Lincoln National Corp
5.00%, 11/12/2040	200	199	5.65%, 08/27/2012	260	273
Covidien International Finance SA			7.00%, 06/15/2040	185	217
6.00%, 10/15/2017	90	106	8.75%, 07/01/2019	50	65
See accompanying notes.			7

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Insurance (continued)			Media (continued)
Marsh & McLennan Cos Inc			COX Communications Inc
5.38%, 07/15/2014	$ 90 $	98	5.45%, 12/15/2014	$ 15 $	17
5.75%, 09/15/2015	250	273	5.50%, 10/01/2015	100	112
MetLife Inc			DIRECTV Holdings LLC / DIRECTV Financing
5.70%, 06/15/2035	250	259	Co Inc
6.75%, 06/01/2016	400	473	3.55%, 03/15/2015	385	403
7.72%, 02/15/2019	100	123	4.60%, 02/15/2021	65	66
PartnerRe Finance B LLC			5.88%, 10/01/2019	220	246
5.50%, 06/01/2020	100	103	6.00%, 08/15/2040	135	138
Protective Life Corp			7.63%, 05/15/2016	160	175
8.45%, 10/15/2039	200	235	Discovery Communications LLC
Prudential Financial Inc			3.70%, 06/01/2015	125	132
4.75%, 09/17/2015	200	217	5.05%, 06/01/2020	200	213
5.10%, 09/20/2014	110	120	5.63%, 08/15/2019	200	221
5.70%, 12/14/2036	100	101	6.35%, 06/01/2040	170	183
6.00%, 12/01/2017	300	342	Grupo Televisa SA
6.63%, 12/01/2037	60	68	6.00%, 05/15/2018	300	333
Transatlantic Holdings Inc			Historic TW Inc
5.75%, 12/14/2015	70	75	6.88%, 06/15/2018	100	118
Travelers Cos Inc/The			McGraw-Hill Cos Inc/The
6.25%, 06/15/2037	50	55	6.55%, 11/15/2037	200	221
6.75%, 06/20/2036	200	237	NBC Universal Media LLC
Validus Holdings Ltd			3.65%, 04/30/2015(a)	5	5
8.88%, 01/26/2040	200	218	5.15%, 04/30/2020(a)	295	314
WR Berkley Corp			6.40%, 04/30/2040(a)	200	217
6.25%, 02/15/2037	115	118	News America Inc
XL Group PLC			5.65%, 08/15/2020	200	224
5.25%, 09/15/2014	50	54	6.15%, 02/15/2041(a)	300	308
	$ 8,353		6.20%, 12/15/2034	210	218
Internet - 0.10%			6.40%, 12/15/2035	100	106
eBay Inc			Reed Elsevier Capital Inc
0.88%, 10/15/2013	100	100	7.75%, 01/15/2014	40	46
1.63%, 10/15/2015	200	196	Thomson Reuters Corp
Google Inc			5.70%, 10/01/2014	90	102
1.25%, 05/19/2014	200	201	5.85%, 04/15/2040	100	108
2.13%, 05/19/2016	200	200	Time Warner Cable Inc
3.63%, 05/19/2021	200	198	3.50%, 02/01/2015	100	104
	$ 895		5.40%, 07/02/2012	40	42
Iron & Steel - 0.13%			5.85%, 05/01/2017	200	224
ArcelorMittal			6.20%, 07/01/2013	300	330
3.75%, 08/05/2015	35	36	6.55%, 05/01/2037	200	213
5.38%, 06/01/2013	150	160	6.75%, 06/15/2039	100	110
5.50%, 03/01/2021	300	302	7.30%, 07/01/2038	100	116
6.75%, 03/01/2041	300	303	8.25%, 04/01/2019	100	125
7.00%, 10/15/2039	200	209	8.75%, 02/14/2019	190	243
9.85%, 06/01/2019	70	90	Time Warner Entertainment Co LP
Nucor Corp			8.38%, 07/15/2033	370	477
5.75%, 12/01/2017	50	58	Time Warner Inc
	$ 1,158		3.15%, 07/15/2015	310	320
Machinery - Diversified - 0.06%			4.70%, 01/15/2021	315	322
Deere & Co			4.88%, 03/15/2020	165	172
4.38%, 10/16/2019	220	235	6.10%, 07/15/2040	170	175
Rockwell Automation Inc			6.20%, 03/15/2040	200	208
6.25%, 12/01/2037	200	226	6.50%, 11/15/2036	80	86
Roper Industries Inc			7.63%, 04/15/2031	70	84
6.63%, 08/15/2013	50	56	Viacom Inc
	$ 517		4.25%, 09/15/2015	89	95
Media - 1.12%			6.88%, 04/30/2036	260	296
CBS Corp				$ 10,239
5.75%, 04/15/2020	255	279	Mining - 0.40%
7.88%, 07/30/2030	305	370	Alcoa Inc
Comcast Cable Communications Inc			5.40%, 04/15/2021	200	205
7.13%, 06/15/2013	300	335	5.90%, 02/01/2027	200	205
Comcast Corp			6.15%, 08/15/2020	50	54
5.15%, 03/01/2020	680	732	6.50%, 06/15/2018	50	56
6.40%, 03/01/2040	180	196	AngloGold Ashanti Holdings PLC
6.45%, 03/15/2037	235	255	5.38%, 04/15/2020	15	15
6.95%, 08/15/2037	90	104	Barrick PD Australia Finance Pty Ltd
			4.95%, 01/15/2020	235	253

See accompanying notes.

8

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mining (continued)			Mortgage Backed Securities (continued)
Barrick PD Australia Finance Pty Ltd (continued)			Citigroup Commercial Mortgage Trust
5.95%, 10/15/2039	$ 50 $	52	4.73%, 10/15/2041	$ 765 $	819
BHP Billiton Finance USA Ltd			6.09%, 12/10/2049(b)	35	39
4.80%, 04/15/2013	250	268	Citigroup/Deutsche Bank Commercial Mortgage
6.50%, 04/01/2019	90	109	Trust
Freeport-McMoRan Copper & Gold Inc			5.62%, 10/15/2048	320	351
8.38%, 04/01/2017	100	110	Commercial Mortgage Loan Trust
Newmont Mining Corp			6.01%, 09/10/2017(b)	345	378
5.13%, 10/01/2019	200	219	Commercial Mortgage Pass Through Certificates
6.25%, 10/01/2039	30	33	5.81%, 12/10/2049(b)	500	557
Rio Tinto Alcan Inc			Credit Suisse First Boston Mortgage Securities
6.13%, 12/15/2033	300	337	Corp
Rio Tinto Finance USA Ltd			4.83%, 11/15/2037	800	856
6.50%, 07/15/2018	15	18	5.01%, 01/15/2012	1,000	1,079
7.13%, 07/15/2028	50	62	Credit Suisse Mortgage Capital Certificates
8.95%, 05/01/2014	130	157	5.80%, 08/15/2016(b)	500	534
9.00%, 05/01/2019	325	433	GE Capital Commercial Mortgage Corp
Southern Copper Corp			4.94%, 07/10/2045	129	135
5.38%, 04/16/2020	100	103	5.31%, 11/10/2045(b)	100	110
6.75%, 04/16/2040	20	20	Greenwich Capital Commercial Funding Corp
Teck Resources Ltd			5.44%, 03/10/2039(b)	145	157
9.75%, 05/15/2014	200	244	JP Morgan Chase Commercial Mortgage Securities
Vale Overseas Ltd			Corp
5.63%, 09/15/2019	180	193	4.78%, 07/15/2042	300	311
6.25%, 01/23/2017	200	229	4.88%, 01/12/2038(b)	450	476
6.88%, 11/21/2036	153	169	4.88%, 01/15/2042	530	568
Xstrata Canada Corp			5.05%, 11/12/2012	500	519
7.25%, 07/15/2012	100	106	5.17%, 08/12/2040	111	114
	$ 3,650		5.23%, 01/15/2014	850	903
Miscellaneous Manufacturing - 0.31%			5.31%, 01/15/2049	100	102
Dover Corp			5.34%, 05/15/2047	1,330	1,434
5.38%, 03/01/2041	300	314	5.42%, 02/15/2017	600	651
GE Capital Trust I			5.44%, 05/15/2045(b)	65	67
6.38%, 11/15/2067	60	62	5.63%, 10/12/2012(b)	941	969
General Electric Co			5.72%, 11/15/2017	20	22
5.00%, 02/01/2013	110	117	5.82%, 06/12/2013	400	415
5.25%, 12/06/2017	500	562	LB Commercial Conduit Mortgage Trust
Honeywell International Inc			5.96%, 07/15/2044(b)	245	272
5.38%, 03/01/2041	300	316	LB-UBS Commercial Mortgage Trust
5.70%, 03/15/2037	50	55	4.39%, 03/15/2032	685	714
Ingersoll-Rand Global Holding Co Ltd			5.02%, 09/15/2040	550	573
9.50%, 04/15/2014	40	48	5.20%, 11/15/2030	500	547
Parker Hannifin Corp			5.66%, 03/15/2039	500	551
3.50%, 09/15/2022	300	289	5.86%, 07/15/2040(b)	170	184
Textron Inc			Merrill Lynch Mortgage Trust
6.20%, 03/15/2015	35	39	5.83%, 06/12/2017(b)	300	331
Tyco Electronics Group SA			5.83%, 07/12/2017(b)	1,100	1,092
6.00%, 10/01/2012	225	240	Morgan Stanley Capital I
6.55%, 10/01/2017	50	59	4.70%, 07/15/2056	325	345
7.13%, 10/01/2037	55	69	5.36%, 03/15/2044(b)	390	417
Tyco International Finance SA			5.41%, 03/12/2044(b)	1,000	1,105
3.38%, 10/15/2015	150	155	5.59%, 01/12/2014(b)	525	541
4.13%, 10/15/2014	45	48	5.59%, 04/12/2049(b)	80	85
8.50%, 01/15/2019	50	64	5.69%, 10/15/2042(b)	81	85
Tyco International Ltd / Tyco International Finance			Wachovia Bank Commercial Mortgage Trust
SA			5.27%, 12/15/2044(b)	500	547
6.88%, 01/15/2021	80	96	5.42%, 01/15/2045	750	823
7.00%, 12/15/2019	275	330	5.68%, 05/15/2046(b)	350	382
	$ 2,863		5.80%, 07/15/2045	145	152
Mortgage Backed Securities - 2.42%				$ 22,090
Banc of America Commercial Mortgage Inc			Office & Business Equipment - 0.07%
4.76%, 11/10/2039	150	160	Xerox Corp
5.07%, 11/10/2042(b)	300	310	4.25%, 02/15/2015	190	203
5.89%, 07/10/2044	60	66	4.50%, 05/15/2021	200	200
6.20%, 02/10/2051(b)	160	181	5.63%, 12/15/2019	85	94
Bear Stearns Commercial Mortgage Securities			8.25%, 05/15/2014	110	130
5.47%, 06/11/2041	75	82		$ 627
5.54%, 09/11/2041	500	550
5.72%, 09/11/2038(b)	385	429

See accompanying notes.

9

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas - 1.43%			Oil & Gas (continued)
Anadarko Finance Co			Petrobras International Finance Co - Pifco
7.50%, 05/01/2031	$ 300 $	356	(continued)
Anadarko Petroleum Corp			6.75%, 01/27/2041	$ 300 $	319
5.95%, 09/15/2016	95	107	6.88%, 01/20/2040	100	108
6.20%, 03/15/2040	100	104	7.88%, 03/15/2019	152	183
6.38%, 09/15/2017	220	253	Petro-Canada
6.45%, 09/15/2036	100	107	4.00%, 07/15/2013	220	232
Apache Corp			6.80%, 05/15/2038	50	58
3.63%, 02/01/2021	300	293	Petroleos Mexicanos
5.10%, 09/01/2040	360	355	4.88%, 03/15/2015	411	443
BP Capital Markets PLC			5.50%, 01/21/2021	310	322
3.20%, 03/11/2016	400	408	8.00%, 05/03/2019	122	150
3.88%, 03/10/2015	60	63	Rowan Cos Inc
4.75%, 03/10/2019	100	106	5.00%, 09/01/2017	90	97
5.25%, 11/07/2013	150	163	SeaRiver Maritime Inc
Canadian Natural Resources Ltd			0.00%, 09/01/2012(c)	140	136
5.70%, 05/15/2017	65	75	Shell International Finance BV
6.25%, 03/15/2038	50	56	3.10%, 06/28/2015	120	126
Cenovus Energy Inc			4.00%, 03/21/2014	300	323
4.50%, 09/15/2014	165	179	4.30%, 09/22/2019	200	211
5.70%, 10/15/2019	205	236	4.38%, 03/25/2020	100	106
Chevron Corp			5.50%, 03/25/2040	100	107
3.95%, 03/03/2014	100	108	6.38%, 12/15/2038	170	203
ConocoPhillips			Statoil ASA
4.75%, 10/15/2012	250	264	5.10%, 08/17/2040	245	245
6.00%, 01/15/2020	365	432	5.25%, 04/15/2019	90	101
6.50%, 02/01/2039	60	72	Suncor Energy Inc
ConocoPhillips Canada Funding Co I			6.10%, 06/01/2018	100	115
5.63%, 10/15/2016	300	348	6.50%, 06/15/2038	90	102
ConocoPhillips Holding Co			6.85%, 06/01/2039	20	24
6.95%, 04/15/2029	100	123	Sunoco Logistics Partners Operations LP
Devon Energy Corp			5.50%, 02/15/2020	180	191
5.63%, 01/15/2014	100	111	Talisman Energy Inc
7.95%, 04/15/2032	60	81	5.13%, 05/15/2015	35	39
Encana Corp			6.25%, 02/01/2038	25	27
5.90%, 12/01/2017	100	116	Total Capital SA
6.50%, 02/01/2038	60	67	3.00%, 06/24/2015	145	151
EOG Resources Inc			4.25%, 12/15/2021	200	207
4.40%, 06/01/2020	200	207	Transocean Inc
6.13%, 10/01/2013	100	111	6.00%, 03/15/2018	100	111
Hess Corp			Valero Energy Corp
5.60%, 02/15/2041	200	201	4.50%, 02/01/2015	30	32
8.13%, 02/15/2019	100	129	6.13%, 02/01/2020	150	168
Husky Energy Inc			6.63%, 06/15/2037	135	144
5.90%, 06/15/2014	100	112	7.50%, 04/15/2032	60	70
Marathon Oil Corp				$ 13,030
6.60%, 10/01/2037	90	103	Oil & Gas Services - 0.12%
Marathon Petroleum Corp			Baker Hughes Inc
3.50%, 03/01/2016(a)	300	308	5.13%, 09/15/2040	315	313
5.13%, 03/01/2021(a)	300	313	7.50%, 11/15/2018	50	64
Nabors Industries Inc			Cameron International Corp
9.25%, 01/15/2019	300	390	6.38%, 07/15/2018	100	116
Nexen Inc			Halliburton Co
6.40%, 05/15/2037	225	233	7.45%, 09/15/2039	40	52
7.50%, 07/30/2039	60	70	Weatherford International Ltd/Bermuda
Noble Holding International Ltd			5.13%, 09/15/2020	200	206
3.45%, 08/01/2015	100	104	6.00%, 03/15/2018	50	56
6.20%, 08/01/2040	100	109	6.75%, 09/15/2040	200	219
Occidental Petroleum Corp			9.63%, 03/01/2019	40	52
4.13%, 06/01/2016	300	326		$ 1,078
PC Financial Partnership			Other Asset Backed Securities - 0.02%
5.00%, 11/15/2014	100	110	PSE&G Transition Funding LLC
Pemex Project Funding Master Trust			6.61%, 06/15/2013	200	213
5.75%, 03/01/2018	50	54
6.63%, 06/15/2035	40	42	Pharmaceuticals - 0.70%
Petrobras International Finance Co - Pifco			Abbott Laboratories
3.88%, 01/27/2016	300	307	4.13%, 05/27/2020	300	308
5.75%, 01/20/2020	40	42	5.13%, 04/01/2019	80	89
5.88%, 03/01/2018	300	325	5.88%, 05/15/2016	59	69

See accompanying notes.

10

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pharmaceuticals (continued)			Pipelines (continued)
Abbott Laboratories (continued)			Panhandle Eastern Pipeline Co LP
6.00%, 04/01/2039	$ 100 $	113	6.20%, 11/01/2017	$ 317 $	360
AstraZeneca PLC			Plains All American Pipeline LP / PAA Finance
5.90%, 09/15/2017	300	351	Corp
6.45%, 09/15/2037	60	71	3.95%, 09/15/2015	200	211
Bristol-Myers Squibb Co			5.75%, 01/15/2020	60	66
5.88%, 11/15/2036	23	26	Southern Natural Gas Co
6.80%, 11/15/2026	100	125	5.90%, 04/01/2017(a),(b)	50	57
Eli Lilly & Co			Spectra Energy Capital LLC
4.20%, 03/06/2014	100	108	6.25%, 02/15/2013	70	76
5.20%, 03/15/2017	40	46	TransCanada PipeLines Ltd
Express Scripts Inc			6.10%, 06/01/2040	100	110
6.25%, 06/15/2014	300	339	6.50%, 08/15/2018	90	107
GlaxoSmithKline Capital Inc			7.25%, 08/15/2038	200	247
4.85%, 05/15/2013	150	162	7.63%, 01/15/2039	50	65
6.38%, 05/15/2038	320	376	Williams Cos Inc/The
Medco Health Solutions Inc			7.50%, 01/15/2031	70	88
7.13%, 03/15/2018	60	72	Williams Partners LP
Merck & Co Inc			3.80%, 02/15/2015	275	290
2.25%, 01/15/2016	200	201	6.30%, 04/15/2040	170	185
4.38%, 02/15/2013	200	212		$ 4,403
5.00%, 06/30/2019	100	111	Regional Authority - 0.32%
6.55%, 09/15/2037	340	410	Province of British Columbia Canada
Novartis Capital Corp			6.50%, 01/15/2026	70	89
2.90%, 04/24/2015	300	313	Province of Manitoba Canada
4.13%, 02/10/2014	50	54	2.63%, 07/15/2015	300	311
4.40%, 04/24/2020	300	320	Province of Nova Scotia Canada
Novartis Securities Investment Ltd			5.13%, 01/26/2017	160	183
5.13%, 02/10/2019	50	56	Province of Ontario Canada
Pfizer Inc			1.88%, 11/19/2012	160	163
4.65%, 03/01/2018	200	217	2.70%, 06/16/2015	200	209
5.35%, 03/15/2015	200	227	3.50%, 07/15/2013	350	370
6.20%, 03/15/2019	90	106	4.10%, 06/16/2014	380	413
7.20%, 03/15/2039	90	115	4.40%, 04/14/2020	200	214
Sanofi-Aventis SA			5.45%, 04/27/2016	400	461
2.63%, 03/29/2016	300	305	Province of Quebec Canada
Teva Pharmaceutical Finance Co LLC			4.88%, 05/05/2014	200	222
6.15%, 02/01/2036	200	223	5.13%, 11/14/2016	200	229
Watson Pharmaceuticals Inc			7.50%, 09/15/2029	50	68
5.00%, 08/15/2014	250	273		$ 2,932
6.13%, 08/15/2019	50	57	REITS - 0.31%
Wyeth			BioMed Realty LP
5.50%, 02/01/2014	200	223	6.13%, 04/15/2020	25	27
5.50%, 02/15/2016	300	343	Boston Properties LP
5.95%, 04/01/2037	355	393	4.13%, 05/15/2021	300	291
	$ 6,414		5.63%, 11/15/2020	100	110
Pipelines - 0.48%			Digital Realty Trust LP
Enbridge Energy Partners LP			4.50%, 07/15/2015	215	225
5.20%, 03/15/2020	35	38	Duke Realty LP
9.88%, 03/01/2019	40	53	7.38%, 02/15/2015	100	115
Energy Transfer Partners LP			Entertainment Properties Trust
6.00%, 07/01/2013	300	325	7.75%, 07/15/2020(a)	245	270
6.70%, 07/01/2018	90	104	ERP Operating LP
9.00%, 04/15/2019	50	64	4.75%, 07/15/2020	200	207
Enterprise Products Operating LLC			5.20%, 04/01/2013	50	53
3.20%, 02/01/2016	200	204	HCP Inc
6.13%, 10/15/2039	90	94	3.75%, 02/01/2016	200	205
6.45%, 09/01/2040	300	328	5.38%, 02/01/2021	200	210
6.50%, 01/31/2019	45	53	6.70%, 01/30/2018	60	69
6.88%, 03/01/2033	60	68	Health Care REIT Inc
Kinder Morgan Energy Partners LP			6.13%, 04/15/2020	200	219
5.00%, 12/15/2013	300	327	ProLogis
5.85%, 09/15/2012	300	318	6.88%, 03/15/2020	21	24
6.50%, 09/01/2039	50	54	Simon Property Group LP
6.95%, 01/15/2038	50	57	5.65%, 02/01/2020	185	206
7.40%, 03/15/2031	300	350	6.75%, 02/01/2040	100	116
ONEOK Partners LP			10.35%, 04/01/2019	50	71
8.63%, 03/01/2019	80	104	UDR Inc
			5.25%, 01/15/2015	170	182

See accompanying notes.

11

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
REITS (continued)			Software - 0.20%
Vornado Realty LP			Adobe Systems Inc
4.25%, 04/01/2015	$ 200 $	210	4.75%, 02/01/2020	$ 200 $	209
	$ 2,810		Fiserv Inc
Retail - 0.73%			6.13%, 11/20/2012	180	193
AutoZone Inc			Microsoft Corp
4.00%, 11/15/2020	200	193	2.95%, 06/01/2014	100	105
CVS Caremark Corp			4.20%, 06/01/2019	450	478
3.25%, 05/18/2015	70	73	Oracle Corp
6.13%, 09/15/2039	310	323	3.88%, 07/15/2020(a)	300	302
6.60%, 03/15/2019	50	59	5.00%, 07/08/2019	190	209
Darden Restaurants Inc			5.38%, 07/15/2040(a)	225	232
6.80%, 10/15/2037(b)	105	119	5.75%, 04/15/2018	100	115
Gap Inc/The				$ 1,843
5.95%, 04/12/2021	100	98	Sovereign - 1.74%
Home Depot Inc			Brazilian Government International Bond
5.25%, 12/16/2013	250	274	5.88%, 01/15/2019	100	115
5.40%, 03/01/2016	90	101	6.00%, 01/17/2017	300	347
5.88%, 12/16/2036	145	151	7.13%, 01/20/2037	320	389
Lowe's Cos Inc			8.25%, 01/20/2034	200	272
4.63%, 04/15/2020	300	322	8.88%, 10/14/2019	475	642
6.65%, 09/15/2037	50	59	10.50%, 07/14/2014	200	254
Macy's Retail Holdings Inc			11.00%, 08/17/2040	50	68
5.75%, 07/15/2014	200	220	12.25%, 03/06/2030	250	453
5.90%, 12/01/2016	100	113	12.75%, 01/15/2020	200	327
6.65%, 07/15/2024	100	116	Canada Government International Bond
6.90%, 04/01/2029	100	112	2.38%, 09/10/2014	400	417
McDonald's Corp			Eksportfinans ASA
3.50%, 07/15/2020	90	91	3.00%, 11/17/2014	130	136
4.88%, 07/15/2040	35	35	5.50%, 06/26/2017	400	462
5.35%, 03/01/2018	140	160	Export Development Canada
6.30%, 10/15/2037	50	60	1.50%, 05/15/2014	300	305
Nordstrom Inc			2.25%, 05/28/2015	100	103
4.75%, 05/01/2020	140	148	Federal Farm Credit Bank
6.25%, 01/15/2018	50	59	1.10%, 11/26/2013	100	100
Staples Inc			1.88%, 12/07/2012	509	521
9.75%, 01/15/2014	150	180	2.12%, 09/08/2016	200	200
Target Corp			2.95%, 12/13/2018	100	100
4.00%, 06/15/2013	50	53	3.88%, 10/07/2013	617	663
5.13%, 01/15/2013	300	321	Hungary Government International Bond
6.00%, 01/15/2018	80	94	4.75%, 02/03/2015	260	268
7.00%, 07/15/2031	195	241	Israel Government AID Bond
7.00%, 01/15/2038	250	308	5.50%, 09/18/2023	100	117
Walgreen Co			5.50%, 04/26/2024	100	117
5.25%, 01/15/2019	120	136	5.50%, 09/18/2033	50	57
Wal-Mart Stores Inc			Israel Government International Bond
1.63%, 04/15/2014	200	203	5.13%, 03/26/2019	75	80
2.25%, 07/08/2015	100	102	Japan Bank for International Cooperation/Japan
2.80%, 04/15/2016	200	205	4.38%, 11/26/2012	100	105
3.63%, 07/08/2020	200	199	Japan Finance Corp
4.13%, 02/01/2019	400	423	1.50%, 07/06/2012	100	100
4.25%, 04/15/2021	200	206	2.13%, 11/05/2012	300	306
5.63%, 04/01/2040	150	157	2.50%, 01/21/2016	400	404
5.63%, 04/15/2041	200	210	Japan Finance Organization for Municipalities
6.20%, 04/15/2038	100	112	5.00%, 05/16/2017	200	226
6.50%, 08/15/2037	50	58	Mexico Government International Bond
7.25%, 06/01/2013	300	338	5.63%, 01/15/2017	160	180
Yum! Brands Inc			5.95%, 03/19/2019	304	347
6.25%, 03/15/2018	115	133	6.05%, 01/11/2040	30	32
6.88%, 11/15/2037	95	111	6.63%, 03/03/2015	431	498
	$ 6,676		8.00%, 09/24/2022	200	268
Savings & Loans - 0.02%			8.30%, 08/15/2031	150	205
US Central Federal Credit Union			11.50%, 05/15/2026	300	546
1.90%, 10/19/2012	200	204	Panama Government International Bond
			7.25%, 03/15/2015	300	351
Semiconductors - 0.04%			Peruvian Government International Bond
National Semiconductor Corp			6.55%, 03/14/2037	100	110
3.95%, 04/15/2015	350	376	7.13%, 03/30/2019	120	144
			7.35%, 07/21/2025	200	242
			8.75%, 11/21/2033	65	88

See accompanying notes.

12

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Sovereign (continued)			Supranational Bank (continued)
Poland Government International Bond			Inter-American Development Bank (continued)
3.88%, 07/16/2015	$ 300 $	311	4.38%, 09/20/2012	$ 200 $	210
5.13%, 04/21/2021	200	207	4.50%, 09/15/2014	300	332
6.38%, 07/15/2019	60	68	International Bank for Reconstruction &
Republic of Italy			Development
2.13%, 09/16/2013	450	455	1.13%, 08/25/2014	300	302
3.13%, 01/26/2015	140	144	1.25%, 06/15/2012	300	300
4.38%, 06/15/2013	300	318	1.75%, 07/15/2013	300	308
4.75%, 01/25/2016	300	323	2.13%, 03/15/2016	500	510
5.25%, 09/20/2016	120	131	2.38%, 05/26/2015	200	208
5.38%, 06/15/2033	250	259	7.63%, 01/19/2023	50	69
5.63%, 06/15/2012	500	524	International Finance Corp
6.88%, 09/27/2023	50	59	2.75%, 04/20/2015	300	317
Republic of Korea			Nordic Investment Bank
5.75%, 04/16/2014	300	331	3.63%, 06/17/2013	400	424
7.13%, 04/16/2019	90	109	5.00%, 02/01/2017	100	115
South Africa Government International Bond				$ 11,432
5.88%, 05/30/2022	200	222	Telecommunications - 1.59%
6.50%, 06/02/2014	80	90	America Movil SAB de CV
6.88%, 05/27/2019	45	54	3.63%, 03/30/2015	300	316
Svensk Exportkredit AB			5.00%, 03/30/2020	200	212
5.13%, 03/01/2017	70	79	5.50%, 03/01/2014	110	121
Tennessee Valley Authority			5.63%, 11/15/2017	60	68
4.50%, 04/01/2018	200	223	6.13%, 03/30/2040	100	107
5.25%, 09/15/2039	200	218	American Tower Corp
5.38%, 04/01/2056	100	111	7.00%, 10/15/2017	125	144
6.00%, 03/15/2013	400	439	AT&T Corp
6.75%, 11/01/2025	400	516	8.00%, 11/15/2031(b)	5	7
	$ 15,856		AT&T Inc
Supranational Bank - 1.25%			2.50%, 08/15/2015	250	253
African Development Bank			4.95%, 01/15/2013	400	426
1.63%, 02/11/2013	200	204	5.35%, 09/01/2040	271	258
Asian Development Bank			5.50%, 02/01/2018	400	446
2.50%, 03/15/2016	300	310	5.60%, 05/15/2018	40	45
2.63%, 02/09/2015	100	105	6.15%, 09/15/2034	345	363
2.75%, 05/21/2014	400	420	6.30%, 01/15/2038	310	331
3.63%, 09/05/2013	100	106	6.50%, 09/01/2037	85	93
5.82%, 06/16/2028	60	70	6.55%, 02/15/2039	100	110
6.38%, 10/01/2028	200	238	Bellsouth Capital Funding Corp
Corp Andina de Fomento			7.88%, 02/15/2030	400	502
3.75%, 01/15/2016	15	15	BellSouth Corp
5.75%, 01/12/2017	80	88	5.20%, 09/15/2014	300	333
Council Of Europe Development Bank			British Telecommunications PLC
2.75%, 02/10/2015	100	105	5.95%, 01/15/2018	110	123
European Bank for Reconstruction & Development			Cellco Partnership / Verizon Wireless Capital LLC
2.50%, 03/15/2016	300	309	5.55%, 02/01/2014	400	442
2.75%, 04/20/2015	300	316	8.50%, 11/15/2018	80	105
European Investment Bank			CenturyLink Inc
1.25%, 02/14/2014	500	504	7.60%, 09/15/2039	100	102
1.50%, 05/15/2014	500	507	Cisco Systems Inc
1.63%, 03/15/2013	400	408	1.63%, 03/14/2014	300	304
1.75%, 09/14/2012	300	305	4.45%, 01/15/2020	400	419
1.88%, 06/17/2013	200	205	4.95%, 02/15/2019	130	142
2.50%, 05/16/2016	400	411	5.90%, 02/15/2039	100	108
2.75%, 03/23/2015	300	315	Deutsche Telekom International Finance BV
3.00%, 04/08/2014	400	423	5.75%, 03/23/2016	300	342
3.13%, 06/04/2014	370	393	5.88%, 08/20/2013	300	329
3.38%, 06/12/2013	300	316	8.75%, 06/15/2030(b)	250	342
4.88%, 02/16/2016	500	568	Embarq Corp
4.88%, 01/17/2017	100	114	7.08%, 06/01/2016	100	113
4.88%, 02/15/2036	100	106	France Telecom SA
5.13%, 09/13/2016	100	115	4.38%, 07/08/2014	300	327
5.13%, 05/30/2017	400	462	8.50%, 03/01/2031(b)	50	69
Inter-American Development Bank			Harris Corp
1.63%, 07/15/2013	200	204	4.40%, 12/15/2020	200	204
1.75%, 10/22/2012	160	163	Juniper Networks Inc
2.25%, 07/15/2015	100	103	3.10%, 03/15/2016	300	307
3.88%, 09/17/2019	300	322	Pacific Bell Telephone Co
3.88%, 02/14/2020	100	107	7.13%, 03/15/2026	300	359

See accompanying notes.

13

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS - 0.88%	(000's)	Value (000's)
Telecommunications (continued)			California - 0.29%
Qwest Capital Funding Inc			Bay Area Toll Authority
6.88%, 07/15/2028	$ 200	$ 193	6.26%, 04/01/2049	$ 400	$ 443
Qwest Communications International Inc			East Bay Municipal Utility District
8.00%, 10/01/2015	200	219	5.87%, 06/01/2040	120	129
Qwest Corp			Los Angeles Unified School District/CA
7.50%, 10/01/2014	300	340	5.75%, 07/01/2034	325	334
8.38%, 05/01/2016	80	95	5.76%, 07/01/2029	200	206
Rogers Communications Inc			6.76%, 07/01/2034	130	151
6.80%, 08/15/2018	120	143	San Diego County Water Authority
7.50%, 03/15/2015	60	72	6.14%, 05/01/2049	40	42
Rogers Wireless Inc			State of California
6.38%, 03/01/2014	65	73	5.65%, 04/01/2039(b)	100	107
Telecom Italia Capital SA			6.65%, 03/01/2022	300	343
5.25%, 11/15/2013	105	112	7.30%, 10/01/2039	100	115
6.38%, 11/15/2033	265	253	7.60%, 11/01/2040	200	237
7.00%, 06/04/2018	310	347	7.63%, 03/01/2040	200	237
Telefonica Emisiones SAU			University of California
3.73%, 04/27/2015	100	103	6.55%, 05/15/2048	200	200
4.95%, 01/15/2015	220	237			$ 2,544
5.13%, 04/27/2020	655	669	Connecticut - 0.01%
7.05%, 06/20/2036	70	78	State of Connecticut
Verizon Communications Inc			5.85%, 03/15/2032	100	110
1.95%, 03/28/2014	300	306
3.00%, 04/01/2016	300	307	Georgia - 0.06%
4.60%, 04/01/2021	300	311	Municipal Electric Authority of Georgia
6.25%, 04/01/2037	45	49	6.64%, 04/01/2057	200	198
6.35%, 04/01/2019	320	375	State of Georgia
6.40%, 02/15/2038	50	55	4.50%, 11/01/2025	300	315
6.90%, 04/15/2038	40	47			$ 513
8.75%, 11/01/2018	300	394	Illinois - 0.09%
8.95%, 03/01/2039	115	165	Chicago Transit Authority
Verizon Global Funding Corp			6.20%, 12/01/2040	40	39
7.75%, 12/01/2030	570	723	6.90%, 12/01/2040	200	217
Vodafone Group PLC			County of Cook IL
5.00%, 12/16/2013	300	327	6.23%, 11/15/2034	100	103
5.63%, 02/27/2017	190	216	State of Illinois
		$ 14,481	4.95%, 06/01/2023	125	120
Toys, Games & Hobbies - 0.01%			4.96%, 03/01/2016	300	313
Hasbro Inc			5.10%, 06/01/2033	150	132
6.35%, 03/15/2040	100	105			$ 924
			Kansas - 0.01%
Transportation - 0.31%			Kansas State Department of Transportation
Burlington Northern Santa Fe LLC			4.60%, 09/01/2035	70	67
4.30%, 07/01/2013	200	213
4.70%, 10/01/2019	130	139	Nevada - 0.04%
5.65%, 05/01/2017	210	239	County of Clark NV
7.95%, 08/15/2030	300	392	6.82%, 07/01/2045	100	112
Canadian National Railway Co			6.88%, 07/01/2042	285	296
5.55%, 03/01/2019	60	69			$ 408
CSX Corp			New Jersey - 0.06%
6.25%, 03/15/2018	320	372	New Jersey Economic Development
Norfolk Southern Corp			Authority AGM
5.26%, 09/17/2014	400	446	0.00%, 02/15/2023(c)	200	97
7.05%, 05/01/2037	60	75	New Jersey State Turnpike Authority
Ryder System Inc			7.10%, 01/01/2041	300	360
3.15%, 03/02/2015	200	206	New Jersey Transportation Trust Fund Authority
Union Pacific Corp			6.56%, 12/15/2040	50	55
5.45%, 01/31/2013	200	215			$ 512
7.88%, 01/15/2019	80	103	New York - 0.09%
United Parcel Service Inc			Metropolitan Transportation Authority
3.13%, 01/15/2021	200	192	6.55%, 11/15/2031	130	142
3.88%, 04/01/2014	90	97	6.65%, 11/15/2039	100	111
6.20%, 01/15/2038	90	105	6.81%, 11/15/2040	100	114
		$ 2,863	New York City Municipal Water Finance
Water - 0.00%			Authority
American Water Capital Corp			5.72%, 06/15/2042	100	108
6.59%, 10/15/2037	20	22	New York State Dormitory Authority
			5.60%, 03/15/2040	100	103
TOTAL BONDS		$ 302,777

See accompanying notes.

14

Schedule of Investments Bond Market Index Fund May 31, 2011 (unaudited)

	Principal			Principal

	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount

MUNICIPAL BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)

New York (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)

Port Authority of New York & New Jersey GO OF			4.00%, 12/01/2040(d)	$ 496	$ 500

AUTH			4.00%, 12/01/2040(d)	592	596

6.04%, 12/01/2029	$ 200	$ 223	4.00%, 12/01/2040(d)	497	501

		$ 801	4.00%, 12/01/2040(d)	498	502

Ohio - 0.05%			4.00%, 12/01/2040(d)	1,088	1,096

American Municipal Power Inc			4.00%, 02/01/2041(d)	1,094	1,102

7.50%, 02/15/2050	300	346	4.00%, 06/01/2041(d),(e)	500	503

Ohio State University/The			4.50%, 11/01/2018(d)	385	408

4.91%, 06/01/2040	100	99	4.50%, 04/01/2019(d)	352	376

		$ 445	4.50%, 04/01/2023(d)	281	298

Puerto Rico - 0.06%			4.50%, 01/01/2024(d)	209	221

Government Development Bank for Puerto Rico			4.50%, 01/01/2024(d)	505	539

3.67%, 05/01/2014	300	301	4.50%, 07/01/2024(d)	259	276

4.70%, 05/01/2016	300	304	4.50%, 09/01/2024(d)	402	429
			4.50%, 09/01/2024(d)	389	415

		$ 605	4.50%, 05/01/2025(d)	377	400

Texas - 0.11%			4.50%, 06/01/2026(d),(e)	500	529

Dallas Convention Center Hotel Development			4.50%, 02/01/2030(d)	431	454

Corp			4.50%, 08/01/2030(d)	342	360

7.09%, 01/01/2042	180	191	4.50%, 08/01/2036(d)	541	566

Dallas County Hospital District			4.50%, 02/01/2039(d)	1,931	2,009

5.62%, 08/15/2044	200	211	4.50%, 03/01/2039(d)	797	830

Dallas Independent School District PSF-GTD			4.50%, 10/01/2039(d)	929	969

6.45%, 02/15/2035	200	221	4.50%, 12/01/2039(d)	1,157	1,207

State of Texas			4.50%, 02/01/2040(d)	922	962

4.68%, 04/01/2040	100	94	4.50%, 02/01/2040(d)	936	976

5.52%, 04/01/2039	300	324	4.50%, 02/01/2040(d)	248	258

		$ 1,041	4.50%, 04/01/2040(d)	1,427	1,482

Washington - 0.01%			4.50%, 05/01/2040(d)	943	982

State of Washington			4.50%, 05/01/2040(d)	465	483

5.09%, 08/01/2033	90	93	4.50%, 08/01/2040(d)	907	942

			4.50%, 08/01/2040(d)	480	499

TOTAL MUNICIPAL BONDS		$ 8,063	4.50%, 08/01/2040(d)	1,383	1,439

	Principal		4.50%, 08/01/2040(d)	538	559

U.S. GOVERNMENT & GOVERNMENT	Amount		4.50%, 08/01/2040(d)	549	571

AGENCY OBLIGATIONS - 64.59%	(000's)	Value (000's)	4.50%, 09/01/2040(d)	450	468

Federal Home Loan Mortgage Corporation (FHLMC) - 9.78%			4.50%, 09/01/2040(d)	291	303
3.50%, 10/01/2025(d)	$ 292	$ 298
			4.50%, 03/01/2041(d)	997	1,036
3.50%, 10/01/2025(d)	390	399
			4.50%, 04/01/2041(d)	599	622
3.50%, 11/01/2025(d)	388	397
			4.50%, 04/01/2041(d)	499	519
3.50%, 11/01/2025(d)	98	100
			4.50%, 05/01/2041(d)	1,000	1,039
3.50%, 11/01/2025(d)	292	298
			4.50%, 06/01/2041(d),(e)	300	311
3.50%, 01/01/2026(d)	389	398
			4.97%, 06/01/2038(b),(d)	176	188
3.50%, 02/01/2026(d)	296	303
			5.00%, 12/01/2012(d)	242	259
3.50%, 05/01/2026(d)	600	613
			5.00%, 05/01/2018(d)	149	161
3.50%, 02/01/2041(d)	497	481
			5.00%, 08/01/2018(d)	259	279
4.00%, 06/01/2014(d)	190	198
			5.00%, 04/01/2019(d)	180	195
4.00%, 04/01/2019(d)	408	431
			5.00%, 12/01/2019(d)	559	604
4.00%, 12/01/2024(d)	166	174
			5.00%, 09/01/2022(d)	283	304
4.00%, 02/01/2025(d)	454	475
			5.00%, 06/01/2023(d)	183	196
4.00%, 03/01/2025(d)	281	294
			5.00%, 07/01/2024(d)	243	261
4.00%, 04/01/2025(d)	381	398
			5.00%, 06/01/2025(d)	231	248
4.00%, 06/01/2025(d)	477	498
			5.00%, 02/01/2030(d)	181	194
4.00%, 07/01/2025(d)	226	235
			5.00%, 03/01/2030(d)	129	138
4.00%, 08/01/2025(d)	288	301
			5.00%, 08/01/2033(d)	1,211	1,297
4.00%, 08/01/2025(d)	325	341
			5.00%, 08/01/2033(d)	314	336
4.00%, 09/01/2025(d)	146	153
			5.00%, 09/01/2033(d)	685	734
4.00%, 02/01/2026(d)	559	583
			5.00%, 03/01/2034(d)	305	326
4.00%, 03/01/2026(d)	36	37
			5.00%, 04/01/2034(d)	739	792
4.00%, 06/01/2026(d),(e)	500	521
			5.00%, 05/01/2034(d)	607	650
4.00%, 07/01/2039(d)	381	385
			5.00%, 08/01/2035(d)	335	358
4.00%, 09/01/2039(d)	211	213
			5.00%, 08/01/2035(d)	189	202
4.00%, 12/01/2039(d)	278	280
			5.00%, 09/01/2035(d)	531	567
4.00%, 12/01/2039(d)	533	538
			5.00%, 10/01/2035(d)	651	696
4.00%, 01/01/2040(d)	408	411
			5.00%, 12/01/2035(d)	718	767
4.00%, 03/01/2040(d)	370	373
			5.00%, 04/01/2036(d)	108	115
4.00%, 09/01/2040(d)	494	498
			5.00%, 08/01/2036(d)	832	887
4.00%, 10/01/2040(d)	395	398
			5.00%, 03/01/2039(d)	724	774
4.00%, 10/01/2040(d)	989	997
			5.00%, 07/01/2039(d)	750	802

See accompanying notes.

15

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 10/01/2039(d)	$ 680	$ 728	6.00%, 01/01/2038(b),(d)	$ 101	$ 112
5.00%, 01/01/2040(d)	1,230	1,315	6.00%, 01/01/2038(d)	585	644
5.00%, 03/01/2040(d)	243	259	6.00%, 05/01/2038(d)	556	615
5.00%, 07/01/2040(d)	860	917	6.00%, 07/01/2038(d)	274	302
5.00%, 07/01/2040(d)	1,009	1,075	6.00%, 07/01/2038(d)	533	586
5.00%, 08/01/2040(d)	696	742	6.00%, 08/01/2038(d)	304	336
5.00%, 08/01/2040(d)	476	507	6.00%, 09/01/2038(d)	419	463
5.00%, 06/01/2041(d),(e)	1,500	1,595	6.00%, 12/01/2039(d)	128	141
5.06%, 04/01/2038(b),(d)	94	101	6.00%, 06/01/2041(d),(e)	800	879
5.44%, 06/01/2037(b),(d)	151	161	6.50%, 03/01/2015(d)	1	1
5.50%, 10/01/2016(d)	151	163	6.50%, 12/01/2015(d)	3	3
5.50%, 02/01/2017(d)	229	249	6.50%, 06/01/2017(d)	96	106
5.50%, 01/01/2018(d)	340	368	6.50%, 04/01/2028(d)	5	6
5.50%, 01/01/2018(d)	65	70	6.50%, 03/01/2029(d)	21	24
5.50%, 01/01/2022(d)	184	199	6.50%, 05/01/2031(d)	35	39
5.50%, 12/01/2032(d)	683	744	6.50%, 06/01/2031(d)	1	1
5.50%, 03/01/2033(d)	85	92	6.50%, 06/01/2031(d)	9	10
5.50%, 12/01/2033(d)	43	46	6.50%, 10/01/2031(d)	6	7
5.50%, 01/01/2034(d)	1,542	1,679	6.50%, 02/01/2032(d)	4	5
5.50%, 01/01/2034(d)	364	396	6.50%, 05/01/2032(d)	14	16
5.50%, 03/01/2034(d)	729	795	6.50%, 05/01/2032(d)	9	10
5.50%, 10/01/2034(d)	35	38	6.50%, 04/01/2035(d)	33	38
5.50%, 10/01/2034(d)	322	350	6.50%, 09/01/2036(d)	186	210
5.50%, 02/01/2035(d)	25	28	6.50%, 08/01/2037(d)	106	120
5.50%, 03/01/2035(d)	401	437	6.50%, 10/01/2037(d)	287	326
5.50%, 11/01/2035(d)	706	768	6.50%, 11/01/2037(d)	365	411
5.50%, 05/01/2036(d)	668	727	6.50%, 12/01/2037(d)	56	63
5.50%, 05/01/2036(d)	167	182	6.50%, 02/01/2038(d)	65	73
5.50%, 07/01/2036(d)	678	738	6.50%, 09/01/2038(d)	500	564
5.50%, 07/01/2037(d)	523	568	6.50%, 09/01/2038(d)	554	625
5.50%, 07/01/2037(d)	124	135	6.50%, 10/01/2038(d)	82	92
5.50%, 09/01/2037(d)	294	319	6.50%, 01/01/2039(d)	300	338
5.50%, 11/01/2037(d)	369	401	7.00%, 10/01/2029(d)	8	10
5.50%, 01/01/2038(d)	293	318	7.00%, 11/01/2030(d)	3	3
5.50%, 04/01/2038(d)	108	118	7.00%, 12/01/2030(d)	3	3
5.50%, 04/01/2038(d)	123	134	7.00%, 01/01/2031(d)	2	3
5.50%, 05/01/2038(d)	149	162	7.00%, 09/01/2031(d)	65	75
5.50%, 05/01/2038(d)	286	312	7.00%, 01/01/2032(d)	6	7
5.50%, 06/01/2038(d)	109	118	7.00%, 09/01/2038(d)	180	207
5.50%, 06/01/2038(d)	306	332	7.50%, 04/01/2015(d)	1	1
5.50%, 07/01/2038(d)	200	217	7.50%, 10/01/2015(d)	1	1
5.50%, 07/01/2038(d)	757	824	7.50%, 12/01/2015(d)	4	5
5.50%, 10/01/2038(d)	178	193	7.50%, 07/01/2029(d)	186	217
5.50%, 11/01/2038(d)	309	334	7.50%, 01/01/2030(d)	4	5
5.50%, 04/01/2039(d)	812	885	7.50%, 02/01/2030(d)	1	1
5.50%, 01/01/2040(d)	642	699	7.50%, 07/01/2030(d)	1	1
5.50%, 06/01/2041(d),(e)	700	758	7.50%, 08/01/2030(d)	1	1
5.64%, 06/01/2037(b),(d)	354	377	7.50%, 10/01/2030(d)	16	19
5.75%, 02/01/2037(b),(d)	90	95	7.50%, 12/01/2030(d)	1	1
6.00%, 08/01/2014(d)	2	2	8.00%, 11/01/2030(d)	1	1
6.00%, 07/01/2017(d)	7	7			$ 89,288
6.00%, 05/01/2021(d)	100	110	Federal National Mortgage Association (FNMA) - 16.20%
6.00%, 11/01/2022(d)	131	143	3.14%, 06/01/2040(b),(d)	339	350
6.00%, 02/01/2027(d)	358	393	3.23%, 07/01/2040(b),(d)	875	911
6.00%, 06/01/2029(d)	4	4	3.24%, 12/01/2039(b),(d)	575	595
6.00%, 07/01/2029(d)	28	31	3.32%, 12/01/2040(b),(d)	489	503
6.00%, 07/01/2029(d)	12	13	3.35%, 03/01/2040(b),(d)	404	420
6.00%, 02/01/2031(d)	21	23	3.46%, 01/01/2040(b),(d)	463	477
6.00%, 12/01/2031(d)	80	89	3.50%, 08/01/2025(d)	470	479
6.00%, 01/01/2032(d)	544	604	3.50%, 10/01/2025(d)	381	389
6.00%, 06/01/2034(d)	740	822	3.50%, 11/01/2025(d)	391	399
6.00%, 08/01/2034(d)	135	149	3.50%, 12/01/2025(d)	489	499
6.00%, 05/01/2036(d)	849	938	3.50%, 12/01/2025(d)	485	495
6.00%, 06/01/2036(d)	714	789	3.50%, 01/01/2026(d)	1,188	1,213
6.00%, 02/01/2037(d)	94	103	3.50%, 02/01/2026(d)	789	806
6.00%, 11/01/2037(d)	736	810	3.50%, 01/01/2031(d)	198	198
6.00%, 12/01/2037(d)	145	160	3.50%, 04/01/2031(d)	298	299
6.00%, 01/01/2038(d)	164	181	3.50%, 10/01/2040(d)	197	190
6.00%, 01/01/2038(d)	485	536	3.50%, 11/01/2040(d)	500	484

See accompanying notes.

16

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 12/01/2040(d)	$ 592	$ 573	4.50%, 07/01/2029(d)	$ 100	$ 105
3.50%, 01/01/2041(d)	396	383	4.50%, 02/01/2030(d)	415	436
3.57%, 08/01/2040(b),(d)	425	440	4.50%, 04/01/2030(d)	143	150
3.65%, 05/01/2041(b),(d)	500	520	4.50%, 09/01/2030(d)	366	385
3.71%, 02/01/2040(b),(d)	631	660	4.50%, 01/01/2031(d)	296	312
4.00%, 05/01/2024(d)	444	463	4.50%, 04/01/2031(d)	200	210
4.00%, 09/01/2024(d)	218	228	4.50%, 05/01/2031(d)	299	315
4.00%, 11/01/2024(d)	157	164	4.50%, 08/01/2033(d)	331	348
4.00%, 03/01/2025(d)	381	397	4.50%, 08/01/2033(d)	742	780
4.00%, 04/01/2025(d)	165	172	4.50%, 01/01/2036(d)	55	58
4.00%, 05/01/2025(d)	530	554	4.50%, 03/01/2036(d)	99	104
4.00%, 05/01/2025(d)	193	202	4.50%, 01/01/2039(d)	218	227
4.00%, 05/01/2025(d)	114	120	4.50%, 02/01/2039(d)	565	589
4.00%, 05/01/2025(d)	284	297	4.50%, 04/01/2039(d)	908	946
4.00%, 05/01/2025(d)	466	486	4.50%, 04/01/2039(d)	404	420
4.00%, 06/01/2025(d)	337	352	4.50%, 04/01/2039(d)	866	906
4.00%, 06/01/2025(d)	257	269	4.50%, 06/01/2039(d)	474	494
4.00%, 08/01/2025(d)	460	480	4.50%, 06/01/2039(d)	1,088	1,135
4.00%, 11/01/2025(d)	675	705	4.50%, 07/01/2039(d)	464	484
4.00%, 11/01/2025(d)	595	621	4.50%, 07/01/2039(d)	957	997
4.00%, 03/01/2026(d)	99	103	4.50%, 08/01/2039(d)	473	493
4.00%, 05/01/2026(d)	600	626	4.50%, 12/01/2039(d)	941	983
4.00%, 04/01/2029(d)	321	330	4.50%, 12/01/2039(d)	472	491
4.00%, 10/01/2030(d)	476	490	4.50%, 12/01/2039(d)	896	934
4.00%, 12/01/2030(d)	587	603	4.50%, 01/01/2040(d)	1,046	1,093
4.00%, 02/01/2031(d)	894	919	4.50%, 02/01/2040(d)	465	485
4.00%, 03/01/2039(d)	602	608	4.50%, 02/01/2040(d)	710	740
4.00%, 05/01/2039(d)	36	36	4.50%, 03/01/2040(d)	859	894
4.00%, 08/01/2039(d)	92	93	4.50%, 04/01/2040(d)	1,531	1,593
4.00%, 08/01/2039(d)	663	670	4.50%, 05/01/2040(d)	483	503
4.00%, 10/01/2039(d)	169	170	4.50%, 05/01/2040(d)	471	491
4.00%, 11/01/2039(d)	489	494	4.50%, 05/01/2040(d)	472	492
4.00%, 11/01/2039(d)	197	199	4.50%, 07/01/2040(d)	484	504
4.00%, 12/01/2039(d)	363	367	4.50%, 08/01/2040(d)	947	985
4.00%, 02/01/2040(d)	761	768	4.50%, 09/01/2040(d)	458	476
4.00%, 02/01/2040(d)	23	23	4.50%, 09/01/2040(d)	919	956
4.00%, 05/01/2040(d)	532	536	4.50%, 09/01/2040(d)	465	484
4.00%, 05/01/2040(d)	195	197	4.50%, 10/01/2040(d)	2,261	2,352
4.00%, 08/01/2040(d)	297	299	4.50%, 12/01/2040(d)	499	519
4.00%, 10/01/2040(d)	493	497	4.50%, 03/01/2041(d)	698	726
4.00%, 10/01/2040(d)	954	962	4.50%, 03/01/2041(d)	499	519
4.00%, 10/01/2040(d)	475	479	4.50%, 06/01/2041(d),(e)	1,500	1,558
4.00%, 10/01/2040(d)	295	298	4.56%, 04/01/2038(b),(d)	182	193
4.00%, 10/01/2040(d)	487	491	5.00%, 04/01/2014(d)	86	91
4.00%, 10/01/2040(d)	193	195	5.00%, 12/01/2017(d)	91	98
4.00%, 11/01/2040(d)	348	351	5.00%, 04/01/2018(d)	9	10
4.00%, 12/01/2040(d)	298	300	5.00%, 11/01/2018(d)	69	75
4.00%, 12/01/2040(d)	1,293	1,303	5.00%, 06/01/2019(d)	455	493
4.00%, 12/01/2040(d)	1,081	1,090	5.00%, 07/01/2019(d)	533	575
4.00%, 12/01/2040(d)	593	598	5.00%, 11/01/2021(d)	217	235
4.00%, 01/01/2041(d)	939	947	5.00%, 02/01/2023(d)	178	191
4.00%, 02/01/2041(d)	595	600	5.00%, 07/01/2023(d)	54	58
4.00%, 02/01/2041(d)	1,200	1,210	5.00%, 12/01/2023(d)	138	149
4.00%, 03/01/2041(d)	499	503	5.00%, 01/01/2024(d)	400	431
4.00%, 03/01/2041(d)	1,098	1,107	5.00%, 01/01/2024(d)	717	773
4.50%, 02/01/2018(d)	653	699	5.00%, 07/01/2024(d)	204	219
4.50%, 05/01/2019(d)	943	1,008	5.00%, 06/01/2026(d),(e)	400	429
4.50%, 09/01/2020(d)	151	161	5.00%, 03/01/2030(d)	508	544
4.50%, 05/01/2022(d)	422	452	5.00%, 08/01/2030(d)	556	596
4.50%, 04/01/2024(d)	93	99	5.00%, 05/01/2033(d)	272	291
4.50%, 04/01/2024(d)	98	104	5.00%, 05/01/2033(d)	419	449
4.50%, 11/01/2024(d)	289	307	5.00%, 07/01/2033(d)	2,034	2,180
4.50%, 12/01/2024(d)	284	302	5.00%, 08/01/2033(d)	131	140
4.50%, 12/01/2024(d)	384	411	5.00%, 11/01/2033(d)	1,080	1,157
4.50%, 02/01/2025(d)	472	502	5.00%, 02/01/2034(d)	136	146
4.50%, 02/01/2025(d)	279	297	5.00%, 03/01/2034(d)	184	197
4.50%, 04/01/2025(d)	28	30	5.00%, 05/01/2034(d)	1,294	1,385
4.50%, 04/01/2025(d)	84	89	5.00%, 07/01/2035(d)	122	130
4.50%, 04/01/2026(d)	697	741	5.00%, 07/01/2035(d)	561	600

See accompanying notes.

17

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.00%, 09/01/2035(d)	$ 439	$ 469	5.50%, 05/01/2038(d)	$ 375	$ 406
5.00%, 10/01/2035(d)	700	749	5.50%, 06/01/2038(d)	86	94
5.00%, 03/01/2036(d)	841	900	5.50%, 06/01/2038(d)	98	106
5.00%, 04/01/2037(d)	25	27	5.50%, 07/01/2038(d)	535	584
5.00%, 07/01/2037(d)	401	429	5.50%, 08/01/2038(d)	11	12
5.00%, 06/01/2038(d)	156	167	5.50%, 09/01/2038(d)	182	197
5.00%, 01/01/2039(d)	697	747	5.50%, 11/01/2038(d)	410	445
5.00%, 02/01/2039(d)	1,023	1,098	5.50%, 11/01/2038(d)	499	542
5.00%, 03/01/2039(d)	713	760	5.50%, 12/01/2038(d)	202	220
5.00%, 04/01/2039(d)	823	882	5.50%, 12/01/2038(d)	516	563
5.00%, 04/01/2039(d)	832	889	5.50%, 12/01/2038(d)	372	405
5.00%, 07/01/2039(d)	725	776	5.50%, 01/01/2039(d)	392	425
5.00%, 10/01/2039(d)	694	743	5.50%, 04/01/2039(d)	223	242
5.00%, 12/01/2039(d)	444	477	5.50%, 09/01/2039(d)	455	494
5.00%, 01/01/2040(d)	877	942	5.50%, 10/01/2039(d)	253	276
5.00%, 02/01/2040(d)	876	943	5.50%, 12/01/2039(d)	414	450
5.00%, 05/01/2040(d)	468	499	5.50%, 12/01/2039(d)	875	956
5.00%, 06/01/2040(d)	345	368	5.50%, 06/01/2040(d)	265	289
5.00%, 06/01/2040(d)	935	1,001	5.50%, 07/01/2040(d)	360	391
5.00%, 08/01/2040(d)	476	508	5.50%, 06/01/2041(d),(e)	400	434
5.00%, 08/01/2040(d)	470	502	5.65%, 04/01/2037(b),(d)	165	175
5.00%, 06/01/2041(d),(e)	6,150	6,546	5.96%, 10/01/2047(b),(d)	210	224
5.42%, 01/01/2036(b),(d)	243	261	6.00%, 08/01/2012(d)	108	116
5.43%, 06/01/2037(b),(d)	587	622	6.00%, 01/01/2014(d)	71	72
5.50%, 05/01/2019(d)	118	129	6.00%, 01/01/2016(d)	107	117
5.50%, 01/01/2021(d)	100	109	6.00%, 10/01/2016(d)	12	13
5.50%, 05/01/2021(d)	159	173	6.00%, 06/01/2017(d)	50	54
5.50%, 10/01/2021(d)	113	123	6.00%, 11/01/2017(d)	176	192
5.50%, 11/01/2022(d)	211	230	6.00%, 12/01/2032(d)	454	504
5.50%, 02/01/2023(d)	246	269	6.00%, 01/01/2033(d)	112	124
5.50%, 07/01/2023(d)	191	209	6.00%, 10/01/2033(d)	107	118
5.50%, 12/01/2023(d)	167	181	6.00%, 12/01/2033(d)	266	295
5.50%, 06/01/2026(d),(e)	800	868	6.00%, 10/01/2034(d)	481	533
5.50%, 06/01/2028(d)	269	292	6.00%, 12/01/2034(d)	235	260
5.50%, 09/01/2028(d)	95	103	6.00%, 01/01/2035(d)	686	760
5.50%, 01/01/2029(d)	191	208	6.00%, 07/01/2035(d)	774	859
5.50%, 12/01/2029(d)	396	431	6.00%, 07/01/2035(d)	2,015	2,231
5.50%, 04/01/2034(d)	808	882	6.00%, 10/01/2035(d)	650	720
5.50%, 05/01/2034(d)	824	898	6.00%, 05/01/2036(d)	82	91
5.50%, 06/01/2034(d)	36	40	6.00%, 05/01/2036(d)	123	136
5.50%, 11/01/2034(d)	707	770	6.00%, 06/01/2036(d)	486	536
5.50%, 01/01/2035(d)	135	147	6.00%, 02/01/2037(d)	266	294
5.50%, 01/01/2035(d)	828	901	6.00%, 03/01/2037(d)	377	416
5.50%, 03/01/2035(d)	359	391	6.00%, 06/01/2037(d)	360	397
5.50%, 04/01/2035(d)	486	531	6.00%, 07/01/2037(d)	183	202
5.50%, 04/01/2035(d)	40	43	6.00%, 10/01/2037(d)	90	100
5.50%, 08/01/2035(d)	206	224	6.00%, 11/01/2037(d)	498	549
5.50%, 09/01/2035(d)	90	98	6.00%, 11/01/2037(d)	45	50
5.50%, 10/01/2035(d)	56	61	6.00%, 11/01/2037(d)	19	22
5.50%, 10/01/2035(d)	71	78	6.00%, 11/01/2037(d)	168	185
5.50%, 01/01/2036(d)	128	139	6.00%, 12/01/2037(d)	387	426
5.50%, 04/01/2036(d)	791	862	6.00%, 01/01/2038(d)	379	417
5.50%, 04/01/2036(d)	60	65	6.00%, 01/01/2038(d)	402	442
5.50%, 07/01/2036(d)	468	510	6.00%, 02/01/2038(d)	151	167
5.50%, 08/01/2036(d)	740	806	6.00%, 03/01/2038(d)	180	199
5.50%, 09/01/2036(d)	539	588	6.00%, 05/01/2038(d)	34	38
5.50%, 09/01/2036(d)	1,258	1,372	6.00%, 05/01/2038(d)	57	63
5.50%, 11/01/2036(d)	294	319	6.00%, 05/01/2038(d)	352	388
5.50%, 11/01/2036(d)	462	502	6.00%, 05/01/2038(d)	38	42
5.50%, 01/01/2037(d)	600	653	6.00%, 08/01/2038(d)	531	586
5.50%, 02/01/2037(d)	29	32	6.00%, 09/01/2038(d)	974	1,073
5.50%, 02/01/2037(d)	741	808	6.00%, 12/01/2038(d)	253	279
5.50%, 05/01/2037(d)	404	441	6.00%, 05/01/2041(d)	500	551
5.50%, 07/01/2037(d)	252	274	6.50%, 12/01/2016(d)	279	307
5.50%, 07/01/2037(d)	188	204	6.50%, 05/01/2018(d)	4	5
5.50%, 01/01/2038(d)	226	245	6.50%, 07/01/2020(d)	103	110
5.50%, 02/01/2038(d)	440	479	6.50%, 12/01/2031(d)	7	8
5.50%, 03/01/2038(d)	447	486	6.50%, 03/01/2032(d)	36	41
5.50%, 03/01/2038(d)	423	463	6.50%, 07/01/2032(d)	113	129

See accompanying notes.

18

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.50%, 11/01/2033(d)	$ 136	$ 154	4.50%, 01/20/2041	$ 693	$ 733
6.50%, 08/01/2034(d)	350	398	4.50%, 03/15/2041	500	529
6.50%, 09/01/2034(d)	360	408	4.50%, 03/20/2041	500	528
6.50%, 10/01/2034(d)	87	98	4.50%, 06/01/2041(e)	600	634
6.50%, 07/01/2037(d)	174	198	5.00%, 08/15/2033	846	922
6.50%, 07/01/2037(d)	116	131	5.00%, 02/15/2034	996	1,085
6.50%, 08/01/2037(d)	671	758	5.00%, 10/15/2038	468	508
6.50%, 02/01/2038(d)	118	133	5.00%, 05/15/2039	249	270
6.50%, 03/01/2038(d)	1,068	1,207	5.00%, 06/15/2039	425	463
6.50%, 03/01/2038(d)	64	72	5.00%, 06/15/2039	469	511
6.50%, 05/01/2038(d)	285	322	5.00%, 06/20/2039	762	827
6.50%, 09/01/2038(d)	225	254	5.00%, 07/15/2039	462	503
6.50%, 10/01/2039(d)	428	483	5.00%, 07/15/2039	483	524
7.00%, 12/01/2037(d)	421	484	5.00%, 07/15/2039	383	417
7.00%, 12/01/2037(d)	482	553	5.00%, 08/15/2039	443	482
7.50%, 05/01/2031(d)	112	131	5.00%, 09/15/2039	452	492
		$ 147,837	5.00%, 09/15/2039	312	338
Government National Mortgage Association (GNMA) - 6.83%			5.00%, 09/15/2039	460	501
2.50%, 11/20/2040	496	508	5.00%, 09/15/2039	500	542
2.50%, 12/20/2040	295	295	5.00%, 11/15/2039	458	499
3.00%, 02/20/2041(b)	796	807	5.00%, 02/15/2040	474	516
3.50%, 12/15/2025	196	203	5.00%, 02/15/2040	464	506
3.50%, 07/20/2040	279	291	5.00%, 02/15/2040	695	754
3.50%, 01/20/2041	699	686	5.00%, 04/15/2040	378	412
3.50%, 03/20/2041(b)	396	412	5.00%, 05/15/2040	474	517
4.00%, 08/15/2024	366	387	5.00%, 05/15/2040	441	478
4.00%, 12/15/2024	357	378	5.00%, 06/15/2040	218	236
4.00%, 11/15/2025	197	208	5.00%, 06/15/2040	477	518
4.00%, 06/15/2039	169	173	5.00%, 06/20/2040	907	984
4.00%, 07/20/2040	576	590	5.00%, 07/15/2040	443	481
4.00%, 08/15/2040	391	402	5.00%, 07/20/2040	927	1,007
4.00%, 09/15/2040	492	505	5.00%, 01/20/2041	490	532
4.00%, 09/15/2040	492	505	5.00%, 06/01/2041(e)	500	541
4.00%, 10/15/2040	492	505	5.50%, 06/15/2014	9	9
4.00%, 11/15/2040	596	612	5.50%, 01/15/2024	176	191
4.00%, 11/15/2040	99	102	5.50%, 11/15/2033	382	423
4.00%, 11/20/2040	394	403	5.50%, 03/15/2034	191	212
4.00%, 01/15/2041	1,287	1,322	5.50%, 04/15/2034	179	198
4.00%, 01/15/2041	495	508	5.50%, 07/15/2034	142	157
4.00%, 01/15/2041	497	511	5.50%, 11/15/2034	801	887
4.00%, 05/15/2041	50	51	5.50%, 02/15/2035	387	428
4.00%, 05/15/2041	650	668	5.50%, 03/15/2036	334	369
4.50%, 06/15/2034	18	19	5.50%, 04/15/2036	357	395
4.50%, 05/15/2039	596	633	5.50%, 12/15/2036	228	252
4.50%, 05/15/2039	627	666	5.50%, 04/15/2037	457	504
4.50%, 05/15/2039	597	633	5.50%, 06/15/2038	383	424
4.50%, 06/15/2039	1,395	1,481	5.50%, 01/15/2039	1,250	1,383
4.50%, 07/15/2039	428	454	5.50%, 01/15/2039	449	497
4.50%, 11/15/2039	414	439	5.50%, 05/15/2039	140	154
4.50%, 11/15/2039	2,417	2,570	5.50%, 12/15/2039	639	704
4.50%, 12/15/2039	828	879	5.50%, 07/20/2040	461	506
4.50%, 01/15/2040	934	991	6.00%, 07/20/2028	2	2
4.50%, 02/15/2040	415	440	6.00%, 07/15/2032	17	19
4.50%, 02/15/2040	184	195	6.00%, 12/15/2032	17	19
4.50%, 02/15/2040	568	602	6.00%, 10/15/2034	465	520
4.50%, 02/15/2040	178	189	6.00%, 04/15/2036	199	222
4.50%, 02/15/2040	383	405	6.00%, 06/15/2036	670	749
4.50%, 03/15/2040	982	1,041	6.00%, 04/15/2037	773	864
4.50%, 05/15/2040	440	467	6.00%, 11/20/2037	466	516
4.50%, 06/15/2040	493	522	6.00%, 08/15/2038	388	435
4.50%, 06/15/2040	573	607	6.00%, 09/15/2039	878	982
4.50%, 07/15/2040	486	515	6.00%, 09/15/2039	690	775
4.50%, 07/15/2040	397	421	6.50%, 05/15/2023	5	6
4.50%, 08/15/2040	567	602	6.50%, 10/20/2028	10	12
4.50%, 08/15/2040	807	855	6.50%, 05/20/2029	8	9
4.50%, 08/15/2040	663	702	6.50%, 02/20/2032	5	6
4.50%, 08/15/2040	497	527	6.50%, 05/20/2032	64	73
4.50%, 09/15/2040	838	888	6.50%, 05/15/2037	513	583
4.50%, 12/15/2040	394	417	6.50%, 08/20/2038	363	410

See accompanying notes.

19

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			U.S. Treasury (continued)
6.50%, 09/15/2038	$ 369	$ 420	2.38%, 02/28/2015	$ 1,600	$ 1,674
7.00%, 01/15/2028	8	9	2.38%, 03/31/2016	1,500	1,553
7.00%, 03/15/2029	16	19	2.38%, 07/31/2017	5,160	5,241
7.00%, 07/15/2031	11	13	2.50%, 03/31/2013	2,000	2,077
8.00%, 08/20/2029	2	2	2.50%, 03/31/2015	1,800	1,892
		$ 62,340	2.50%, 04/30/2015	2,000	2,101
U.S. Treasury - 31.78%			2.50%, 06/30/2017	1,900	1,946
0.38%, 08/31/2012	1,500	1,502	2.63%, 06/30/2014	1,180	1,245
0.38%, 09/30/2012	2,500	2,503	2.63%, 07/31/2014	2,200	2,322
0.38%, 10/31/2012	2,300	2,303	2.63%, 12/31/2014	1,160	1,225
0.50%, 11/30/2012	2,000	2,006	2.63%, 02/29/2016	1,000	1,048
0.50%, 10/15/2013	1,000	998	2.63%, 04/30/2016	1,300	1,361
0.50%, 11/15/2013	1,000	998	2.63%, 01/31/2018	1,500	1,533
0.63%, 06/30/2012	2,250	2,259	2.63%, 08/15/2020	1,185	1,155
0.63%, 07/31/2012	3,100	3,114	2.63%, 11/15/2020	3,184	3,088
0.63%, 12/31/2012	2,500	2,511	2.75%, 02/28/2013	1,000	1,042
0.63%, 01/31/2013	1,500	1,507	2.75%, 10/31/2013	1,525	1,605
0.63%, 02/28/2013	1,500	1,506	2.75%, 11/30/2016	2,239	2,343
0.63%, 04/30/2013	2,000	2,007	2.75%, 05/31/2017	1,000	1,040
0.75%, 05/31/2012	2,620	2,634	2.75%, 12/31/2017	1,000	1,031
0.75%, 03/31/2013	1,600	1,610	2.75%, 02/28/2018	500	514
0.75%, 08/15/2013	1,700	1,709	2.75%, 02/15/2019	2,000	2,030
0.75%, 12/15/2013	600	602	2.88%, 01/31/2013	1,300	1,355
1.00%, 07/15/2013	1,250	1,263	2.88%, 03/31/2018	1,000	1,035
1.00%, 01/15/2014	1,500	1,513	3.00%, 08/31/2016	2,000	2,124
1.13%, 12/15/2012	2,117	2,143	3.00%, 09/30/2016	1,341	1,423
1.13%, 06/15/2013	2,000	2,026	3.00%, 02/28/2017	1,500	1,585
1.25%, 02/15/2014	1,000	1,015	3.13%, 04/30/2013	750	789
1.25%, 04/15/2014	1,600	1,623	3.13%, 08/31/2013	1,100	1,164
1.25%, 08/31/2015	2,500	2,490	3.13%, 09/30/2013	1,100	1,166
1.25%, 09/30/2015	2,200	2,188	3.13%, 10/31/2016	1,650	1,761
1.25%, 10/31/2015	2,500	2,481	3.13%, 01/31/2017	1,600	1,703
1.38%, 05/15/2012	1,900	1,921	3.13%, 04/30/2017	950	1,009
1.38%, 09/15/2012	1,560	1,582	3.13%, 05/15/2019	2,270	2,356
1.38%, 10/15/2012	2,301	2,335	3.25%, 05/31/2016	1,000	1,076
1.38%, 11/15/2012	2,693	2,735	3.25%, 06/30/2016	1,000	1,076
1.38%, 01/15/2013	1,430	1,454	3.25%, 07/31/2016	1,000	1,075
1.38%, 02/15/2013	4,150	4,220	3.25%, 12/31/2016	1,304	1,398
1.38%, 03/15/2013	2,000	2,035	3.25%, 03/31/2017	2,100	2,247
1.38%, 05/15/2013	2,250	2,291	3.38%, 11/30/2012	950	994
1.38%, 11/30/2015	1,500	1,494	3.38%, 06/30/2013	1,150	1,219
1.50%, 07/15/2012	2,250	2,282	3.38%, 07/31/2013	500	531
1.50%, 12/31/2013	1,050	1,073	3.38%, 11/15/2019	3,000	3,147
1.75%, 08/15/2012	3,000	3,054	3.50%, 05/31/2013	900	955
1.75%, 04/15/2013	2,000	2,049	3.50%, 02/15/2018	1,450	1,563
1.75%, 01/31/2014	900	926	3.50%, 05/15/2020	3,400	3,574
1.75%, 03/31/2014	800	823	3.50%, 02/15/2039	1,220	1,078
1.75%, 07/31/2015	1,500	1,527	3.63%, 12/31/2012	300	316
1.88%, 06/15/2012	1,000	1,017	3.63%, 05/15/2013	1,400	1,487
1.88%, 02/28/2014	2,000	2,064	3.63%, 08/15/2019	1,900	2,037
1.88%, 04/30/2014	1,800	1,858	3.63%, 02/15/2020	2,850	3,035
1.88%, 06/30/2015	500	512	3.63%, 02/15/2021	2,900	3,050
1.88%, 08/31/2017	1,900	1,870	3.75%, 11/15/2018	2,200	2,395
1.88%, 09/30/2017	1,000	982	3.88%, 10/31/2012	1,500	1,576
1.88%, 10/31/2017	1,500	1,470	3.88%, 02/15/2013	1,500	1,590
2.00%, 11/30/2013	1,000	1,034	3.88%, 05/15/2018	700	771
2.00%, 01/31/2016	2,000	2,042	3.88%, 08/15/2040	2,200	2,070
2.00%, 04/30/2016	2,000	2,033	4.00%, 11/15/2012	1,400	1,476
2.13%, 11/30/2014	2,100	2,181	4.00%, 02/15/2014	1,000	1,089
2.13%, 05/31/2015	1,950	2,018	4.00%, 02/15/2015	1,850	2,047
2.13%, 12/31/2015	2,000	2,056	4.00%, 08/15/2018	2,740	3,035
2.13%, 02/29/2016	1,900	1,948	4.13%, 05/15/2015	1,750	1,948
2.25%, 05/31/2014	1,500	1,565	4.25%, 09/30/2012	300	316
2.25%, 01/31/2015	2,165	2,256	4.25%, 08/15/2013	1,900	2,056
2.25%, 03/31/2016	2,000	2,060	4.25%, 11/15/2013	2,400	2,615
2.25%, 11/30/2017	1,500	1,503	4.25%, 08/15/2014	1,500	1,660
2.38%, 08/31/2014	1,500	1,571	4.25%, 11/15/2014	1,100	1,223
2.38%, 09/30/2014	2,700	2,828	4.25%, 08/15/2015	2,200	2,465
2.38%, 10/31/2014	2,700	2,827	4.25%, 11/15/2017	700	788

See accompanying notes.

20

Schedule of Investments
Bond Market Index Fund
May 31, 2011 (unaudited)

	Principal			Maturity
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
U.S. Treasury (continued)			Banks (continued)
4.25%, 05/15/2039	$ 1,039	$ 1,047	Investment in Joint Trading Account; JP Morgan $	2,135	$ 2,135
4.25%, 11/15/2040	2,300	2,310	Repurchase Agreement; 0.08% dated
4.38%, 08/15/2012	2,000	2,099	05/31/11 maturing 06/01/11 (collateralized by
4.38%, 02/15/2038	1,300	1,344	Sovereign Agency Issues and US Treasury
4.38%, 11/15/2039	2,750	2,827	Strips; $2,177,811; 0.00% - 4.38%; dated
4.38%, 05/15/2040	2,775	2,849	09/20/12 - 05/15/21)
4.50%, 11/15/2015	1,100	1,247	Investment in Joint Trading Account; Merrill	4,382	4,382
4.50%, 02/15/2016	1,000	1,135	Lynch Repurchase Agreement; 0.10% dated
4.50%, 05/15/2017	500	570	05/31/11 maturing 06/01/11 (collateralized by
4.50%, 02/15/2036	1,410	1,493	Sovereign Agency Issues; $4,469,255; 0.00%
4.50%, 05/15/2038	550	580	- 5.88%; dated 06/06/11 - 04/01/36)
4.50%, 08/15/2039	1,865	1,958	Investment in Joint Trading Account; Morgan	2,086	2,087
4.63%, 11/15/2016	1,000	1,146	Stanley Repurchase Agreement; 0.09% dated
4.63%, 02/15/2017	1,200	1,376	05/31/11 maturing 06/01/11 (collateralized by
4.63%, 02/15/2040	2,450	2,623	Sovereign Agency Issues; $2,128,033; 1.63%
4.75%, 05/15/2014	800	893	- 5.25%; dated 08/01/12 - 11/19/14)
4.75%, 08/15/2017	1,150	1,329			$ 17,693
4.75%, 02/15/2037	1,450	1,592	TOTAL REPURCHASE AGREEMENTS		$ 17,693
4.75%, 02/15/2041	1,900	2,074	Total Investments		$ 917,952
4.88%, 08/15/2016	900	1,042	Liabilities in Excess of Other Assets, Net - (0.59)%		$ (5,426)
5.00%, 05/15/2037	600	683	TOTAL NET ASSETS - 100.00%		$ 912,526
5.13%, 05/15/2016	900	1,051
5.25%, 11/15/2028	1,050	1,238
5.25%, 02/15/2029	650	766	(a)		Security exempt from registration under Rule 144A of the Securities Act of
5.38%, 02/15/2031	1,150	1,379	1933. These securities may be resold in transactions exempt from
5.50%, 08/15/2028	585	709	registration, normally to qualified institutional buyers. Unless otherwise
6.00%, 02/15/2026	405	513	indicated, these securities are not considered illiquid. At the end of the
6.13%, 11/15/2027	2,150	2,773	period, the value of these securities totaled $3,335 or 0.37% of net assets.
6.13%, 08/15/2029	485	630	(b)	Variable Rate. Rate shown is in effect at May 31, 2011.
6.25%, 08/15/2023	400	515	(c) Non-Income Producing Security
6.25%, 05/15/2030	1,475	1,945	(d)		This entity was put into conservatorship by the US Government in 2008.
6.38%, 08/15/2027	700	924	See Notes to Financial Statements for additional information.
6.50%, 11/15/2026	900	1,198	(e)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.63%, 02/15/2027	400	539	Notes to Financial Statements for additional information.
6.75%, 08/15/2026	800	1,087
6.88%, 08/15/2025	425	581
7.13%, 02/15/2023	460	631
7.25%, 05/15/2016	800	1,015	Unrealized Appreciation (Depreciation)
7.25%, 08/15/2022	400	553	The net federal income tax unrealized appreciation (depreciation) and federal tax
7.50%, 11/15/2016	600	778	cost of investments held as of the period end were as follows:
7.50%, 11/15/2024	300	429
7.63%, 11/15/2022	400	568	Unrealized Appreciation		$ 20,220
7.63%, 02/15/2025	400	579	Unrealized Depreciation		(1,940)
7.88%, 02/15/2021	500	709	Net Unrealized Appreciation (Depreciation)		$ 18,280
8.00%, 11/15/2021	1,050	1,513	Cost for federal income tax purposes		$ 899,672
8.13%, 08/15/2019	400	564	All dollar amounts are shown in thousands (000's)
8.13%, 05/15/2021	500	722
8.75%, 05/15/2017	700	967	Portfolio Summary (unaudited)
9.88%, 11/15/2015	250	342	Sector		Percent
10.63%, 08/15/2015	721	998	Government		40.81%
		$ 289,954	Mortgage Securities		35.23%
TOTAL U.S. GOVERNMENT &			Financial		10.65%
GOVERNMENT AGENCY OBLIGATIONS		$ 589,419	Communications		2.81%
			Consumer, Non-cyclical		2.68%
	Maturity		Energy		2.03%
	Amount		Utilities		1.62%
REPURCHASE AGREEMENTS - 1.94%	(000's)	Value (000's)	Industrial		1.24%
Banks - 1.94%			Basic Materials		0.97%
Investment in Joint Trading Account; Credit Suisse $	3,843	$ 3,843	Consumer, Cyclical		0.90%
Repurchase Agreement; 0.10% dated			Technology		0.55%
05/31/11 maturing 06/01/11 (collateralized by			Revenue Bonds		0.42%
US Treasury Strips; $3,920,061; 4.25% -			General Obligation Unltd		0.38%
8.75%; dated 08/15/20 - 05/15/39)			Asset Backed Securities		0.22%
Investment in Joint Trading Account; Deutsche	5,246	5,246	Insured		0.06%
Bank Repurchase Agreement; 0.11% dated			General Obligation Ltd		0.02%
05/31/11 maturing 06/01/11 (collateralized by			Liabilities in Excess of Other Assets, Net		(0.59)%
Sovereign Agency Issues; $5,351,194; 0.00%
- 6.25%; dated 06/10/11 - 08/08/33)			TOTAL NET ASSETS		100.00%

See accompanying notes.

21

Schedule of Investments
Diversified Real Asset Fund
May 31, 2011 (unaudited)

COMMON STOCKS - 45.21%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Agriculture - 0.06%			Oil & Gas (continued)
Adecoagro SA (a)	30,583 $	386	Anadarko Petroleum Corp	22,768 $	1,811
			Apache Corp	12,567	1,566
Chemicals - 0.24%			Bankers Petroleum Ltd (a)	121,312	998
Mosaic Co/The	15,230	1,079	BG Group PLC	54,950	1,276
Potash Corp of Saskatchewan Inc	8,015	454	Bonavista Energy Corp	16,902	518
	$ 1,533		Brigham Exploration Co (a)	23,819	742
Coal - 0.38%			Cabot Oil & Gas Corp	20,172	1,185
Alpha Natural Resources Inc (a)	28,728	1,574	Cairn Energy PLC (a)	109,565	798
Consol Energy Inc	17,893	918	Carrizo Oil & Gas Inc (a)	21,550	823
	$ 2,492		Cimarex Energy Co	13,951	1,338
Commercial Services - 0.12%			Cobalt International Energy Inc (a)	51,274	738
Corrections Corp of America (a)	26,100	600	Concho Resources Inc/Midland TX (a)	21,747	2,058
PortX Operacoes Portuarias SA (a)	97,446	207	Daylight Energy Ltd	86,090	886
	$ 807		Denbury Resources Inc (a)	37,679	827
			Energy XXI Bermuda Ltd (a)	14,556	499
Energy - Alternate Sources - 0.08%
Linc Energy Ltd	153,966	541	EOG Resources Inc	10,609	1,158
			Far East Energy Corp (a)	396,538	150
			Forest Oil Corp (a)	38,062	1,138
Iron & Steel - 0.38%
Cliffs Natural Resources Inc	21,211	1,924	Frontier Oil Corp	36,497	1,090
MMX Mineracao e Metalicos SA (a)	87,186	518	FX Energy Inc (a)	19,442	169
	$ 2,442		Helmerich & Payne Inc	14,335	899
Lodging - 0.54%			Hess Corp	12,508	989
Marriott International Inc/DE	25,400	960	Holly Corp	18,678	1,164
			HRT Participacoes em Petroleo SA (a)	487	432
Starwood Hotels & Resorts Worldwide Inc	41,500	2,531	Kosmos Energy Ltd (a)	12,384	237
	$ 3,491		MEG Energy Corp (a)	9,423	498
Metal Fabrication & Hardware - 0.14%			MEG Energy Corp (a),(b),(c),(d)	6,400	339
Tenaris SA ADR	18,923	921	Murphy Oil Corp	12,991	895
			Nabors Industries Ltd (a)	35,822	999
Mining - 4.09%			Newfield Exploration Co (a)	13,566	1,012
African Rainbow Minerals Ltd	30,678	922	Niko Resources Ltd	6,896	580
Agnico-Eagle Mines Ltd	10,897	705	Noble Energy Inc	20,900	1,948
Alacer Gold Corp (a)	65,892	635
			Occidental Petroleum Corp	16,499	1,779
Alcoa Inc	22,650	381	OGX Petroleo e Gas Participacoes SA (a)	139,027	1,413
BHP Billiton Ltd ADR	10,222	975	Oil Search Ltd	101,961	754
Cameco Corp	25,517	713	Pacific Rubiales Energy Corp	45,032	1,257
Cia de Minas Buenaventura SA ADR	25,209	1,112
Detour Gold Corp (a)	14,719	470	Patterson-UTI Energy Inc	28,840	904
			Petrohawk Energy Corp (a)	34,406	911
Eldorado Gold Corp	76,059	1,207
European Goldfields Ltd (a)	60,142	840	QGEP Participacoes SA	50,982	609
			Rosetta Resources Inc (a)	23,704	1,165
First Quantum Minerals Ltd	16,090	2,188	Rowan Cos Inc (a)	18,818	746
First Uranium Corp (a)	37,265	27
			Southwestern Energy Co (a)	36,788	1,610
Freeport-McMoRan Copper & Gold Inc	40,139	2,073
Gabriel Resources Ltd (a)	59,183	428	Suncor Energy Inc	18,637	781
Highland Gold Mining Ltd (a)	12,100	30	Talisman Energy Inc	64,076	1,357
			Whiting Petroleum Corp (a)	19,527	1,310
Impala Platinum Holdings Ltd ADR	28,100	777	Woodside Petroleum Ltd	15,968	796
Kinross Gold Corp	60,990	959
Nevsun Resources Ltd (a)	99,205	637		$ 45,422
Newcrest Mining Ltd	21,308	903	Oil & Gas Services - 2.47%
Northern Dynasty Minerals Ltd (a)	38,846	489	Baker Hughes Inc	18,166	1,343
			Cameron International Corp (a)	37,992	1,811
Pan American Silver Corp	31,825	1,079	Complete Production Services Inc (a)	15,170	504
Pilot Gold Inc (a)	10,219	33
			Dresser-Rand Group Inc (a)	16,342	859
Platinum Group Metals Ltd (a)	118,874	247
			Dril-Quip Inc (a)	26,321	1,952
Quadra FNX Mining Ltd (a)	20,454	311
			FMC Technologies Inc (a)	24,660	1,101
Randgold Resources Ltd ADR	17,659	1,447

Rio Tinto PLC ADR	13,762	965	Halliburton Co	48,468	2,431
Seabridge Gold Inc (a)	12,902	384	Key Energy Services Inc (a)	40,508	716
SEMAFO Inc (a)	113,277	990	Lufkin Industries Inc	6,705	608
Silver Wheaton Corp	23,305	856	National Oilwell Varco Inc	32,140	2,333
Southern Copper Corp	12,616	436	PAA Natural Gas Storage LP	9,304	210
Sterlite Industries India Ltd ADR(a)	57,345	892	Schlumberger Ltd	26,098	2,237
Tahoe Resources Inc (a)	13,888	273		$ 16,105
Vale SA ADR	30,665	989	Pipelines - 9.75%
Western Areas NL	33,055	226	Buckeye Partners LP	62,000	3,934
Xstrata PLC	46,053	1,086	Chesapeake Midstream Partners LP	55,400	1,454
	$ 26,685		Copano Energy LLC	51,100	1,715
Miscellaneous Manufacturing - 0.04%			Crestwood Midstream Partners LP	10,685	297
Neo Material Technologies Inc (a)	27,088	279	DCP Midstream Partners LP	30,200	1,224
			Enbridge Energy Partners LP	62,200	1,910
Oil & Gas - 6.97%			Energy Transfer Equity LP	70,300	2,962
Advantage Oil & Gas Ltd (a)	32,140	270	Energy Transfer Partners LP	74,270	3,529
			Enterprise Products Partners LP	141,700	5,900

See accompanying notes.

22

Schedule of Investments
Diversified Real Asset Fund
May 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pipelines (continued)			Transportation - 0.05%
Holly Energy Partners LP (b)	26,200 $	1,442	LLX Logistica SA (a)	100,561 $	300
Kinder Morgan Energy Partners LP	34,200	2,550
Kinder Morgan Inc/Delaware	17,318	507	TOTAL COMMON STOCKS		$ 294,795
Kinder Morgan Management LLC (a)	20,528	1,340	CONVERTIBLE PREFERRED STOCKS -
Magellan Midstream Partners LP (b)	99,600	5,882	0.20%	Shares Held Value (000's)
MarkWest Energy Partners LP	28,400	1,350	REITS - 0.20%
NuStar Energy LP (b)	46,300	2,938	Digital Realty Trust Inc	34,000	1,271
ONEOK Partners LP (b)	47,150	3,930
Plains All American Pipeline LP	57,100	3,554	TOTAL CONVERTIBLE PREFERRED STOCKS		$ 1,271
Regency Energy Partners LP	98,800	2,489		Principal
Sunoco Logistics Partners LP (b)	38,000	3,215
				Amount
Targa Resources Partners LP	57,900	2,001	BONDS - 5.81%	(000's)	Value (000's)
TC Pipelines LP (b)	54,700	2,525
Tesoro Logistics LP (a)	4,072	101	Finance - Mortgage Loan/Banker - 5.81%
			Fannie Mae
Western Gas Partners LP	36,635	1,280	0.22%, 08/23/2012(e)	$ 4,000	$ 4,003
Williams Partners LP	105,300	5,572	0.22%, 11/23/2012(e)	2,000	2,001
	$ 63,601		0.30%, 12/03/2012	4,000	4,004
Real Estate - 0.34%			Federal Farm Credit Bank
CB Richard Ellis Group Inc (a)	32,700	864	0.16%, 12/07/2011	1,400	1,400
Jones Lang LaSalle Inc	14,100	1,370	0.16%, 12/08/2011(e)	2,000	2,000
	$ 2,234		0.21%, 02/13/2012(e)	2,000	2,001
REITS - 19.36%			0.34%, 07/02/2012	2,000	2,003
Alexandria Real Estate Equities Inc	4,800	396	Federal Farm Credit Discount Notes
AMB Property Corp	32,200	1,191	0.20%, 08/26/2011(f)	3,000	3,000
American Assets Trust Inc	35,481	795	Federal Home Loan Banks
American Campus Communities Inc	7,503	265	0.15%, 11/01/2012(e)	5,000	4,998
Apartment Investment & Management Co	134,300	3,590	0.19%, 01/09/2012	3,000	2,999
AvalonBay Communities Inc	45,100	6,001	0.40%, 04/27/2012	3,000	3,001
Boston Properties Inc	85,900	9,307	Freddie Mac
BRE Properties Inc	36,087	1,841	0.16%, 03/21/2013(e)	3,500	3,499
Camden Property Trust	1,215	78	0.18%, 04/03/2012(e)	3,000	3,001
Colonial Properties Trust	99,400	2,097			$ 37,910
Digital Realty Trust Inc	64,918	4,049	TOTAL BONDS		$ 37,910
Douglas Emmett Inc	67,700	1,425		Principal
DuPont Fabros Technology Inc	74,136	1,938	COMMODITY INDEXED STRUCTURED	Amount
Entertainment Properties Trust	47,400	2,303	NOTES - 9.22%	(000's)	Value (000's)
Equity Lifestyle Properties Inc	33,855	1,989	Banks - 7.12%
Equity One Inc	61,900	1,214	Bank of America Corp; Dow Jones - UBS
Equity Residential	154,080	9,527	Commodity Index Linked Notes
Essex Property Trust Inc	14,481	1,993	0.11%, 06/07/2011(e)	1,000	1,794
Federal Realty Investment Trust	15,000	1,314	BNP Paribas; Dow Jones - UBS Commodity Index
General Growth Properties Inc	96,604	1,592	Linked Notes
Glimcher Realty Trust	118,334	1,212	0.20%, 02/27/2012(e)	5,000	7,210
HCP Inc	116,938	4,437	Deutsche Bank; Dow Jones - UBS Commodity
Health Care REIT Inc	38,200	2,032	Index Linked Notes
Hersha Hospitality Trust	146,424	881	0.05%, 05/23/2012(e)	7,000	6,590
Highwoods Properties Inc	15,600	563	Morgan Stanley; Dow Jones - UBS Commodity
Home Properties Inc	5,400	334	Index Linked Notes
Host Hotels & Resorts Inc	321,632	5,654	0.11%, 11/03/2011(e)	10,000	16,669
Kimco Realty Corp	65,800	1,284	Societe Generale; Dow Jones - UBS Commodity
LaSalle Hotel Properties	84,539	2,365	Index Linked Notes
Macerich Co/The	15,400	837	0.21%, 11/03/2011(e)	8,500	14,163
Mid-America Apartment Communities Inc	7,700	528			$ 46,426
ProLogis	448,528	7,428	Sovereign - 2.10%
PS Business Parks Inc	14,300	822	Svensk Exportkredit AB; Dow Jones - UBS
Public Storage Inc	69,400	8,213	Commodity Index Linked Notes
Ramco-Gershenson Properties Trust	54,098	711	0.22%, 05/25/2012(e)	14,300	13,725
Simon Property Group Inc	145,500	17,178
SL Green Realty Corp	57,300	5,158	TOTAL COMMODITY INDEXED
Tanger Factory Outlet Centers	12,800	352	STRUCTURED NOTES		$ 60,151
Taubman Centers Inc	19,800	1,199
Ventas Inc	75,100	4,236		Principal
Vornado Realty Trust	80,330	7,903	U.S. GOVERNMENT & GOVERNMENT	Amount
	$ 126,232		AGENCY OBLIGATIONS - 32.89%	(000's)	Value (000's)
			Federal Home Loan Bank - 0.77%
Retail - 0.16%			0.04%, 07/25/2011(f)	$ 5,000	$ 5,000
Inergy LP	28,210	1,046

			Federal Home Loan Mortgage Corporation (FHLMC) - 1.38%
Shipbuilding - 0.04%			0.10%, 08/30/2011(f),(g)	5,000	5,000
OSX Brasil SA (a)	1,000	278
			0.10%, 09/21/2011(f),(g)	4,000	3,999
					$ 8,999

See accompanying notes.

23

Schedule of Investments
Diversified Real Asset Fund
May 31, 2011 (unaudited)

	Principal			Maturity
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) - 1.23%			Banks (continued)
0.10%, 06/06/2011(f),(g)	$ 3,000	$ 3,000	Investment in Joint Trading Account; Deutsche	$ 4,944	$ 4,944
0.12%, 09/13/2011(f),(g)	5,000	4,999	Bank Repurchase Agreement; 0.11% dated
		$ 7,999	05/31/11 maturing 06/01/11 (collateralized by
U.S. Treasury - 3.94%			Sovereign Agency Issues; $5,042,861; 0.00%
0.88%, 01/31/2012	3,000	3,014	- 6.25%; dated 06/10/11 - 08/08/33)
0.88%, 02/29/2012	3,000	3,016	Investment in Joint Trading Account; JP Morgan	2,012	2,012
1.00%, 08/31/2011	5,000	5,011	Repurchase Agreement; 0.08% dated
1.00%, 10/31/2011	3,000	3,011	05/31/11 maturing 06/01/11 (collateralized by
1.00%, 12/31/2011	3,000	3,015	Sovereign Agency Issues and US Treasury
1.00%, 03/31/2012	2,500	2,517	Strips; $2,052,327; 0.00% - 4.38%; dated
2.63%, 11/15/2020	750	727	09/20/12 - 05/15/21)
3.63%, 02/15/2021	1,525	1,604	Investment in Joint Trading Account; Merrill	4,129	4,129
3.88%, 08/15/2040	125	118	Lynch Repurchase Agreement; 0.10% dated
4.38%, 05/15/2040	150	154	05/31/11 maturing 06/01/11 (collateralized by
4.38%, 05/15/2041	1,110	1,139	Sovereign Agency Issues; $4,211,738; 0.00%
4.75%, 02/15/2041	2,201	2,403	- 5.88%; dated 06/06/11 - 04/01/36)
		$ 25,729	Investment in Joint Trading Account; Morgan	1,966	1,966
U.S. Treasury Bill - 1.07%			Stanley Repurchase Agreement; 0.09% dated
0.03%, 07/14/2011(f)	3,000	3,000	05/31/11 maturing 06/01/11 (collateralized by
0.09%, 11/10/2011(f)	4,000	3,998	Sovereign Agency Issues; $2,005,417; 1.63%
		$ 6,998	- 5.25%; dated 08/01/12 - 11/19/14)
U.S. Treasury Inflation-Indexed Obligations - 24.50%					$ 16,673
0.13%, 04/15/2016	1,665	1,706	TOTAL REPURCHASE AGREEMENTS		$ 16,673
0.50%, 04/15/2015	9,125	9,556	Total Investments		$ 625,293
0.63%, 04/15/2013	862	895	Other Assets in Excess of Liabilities, Net - 4.11%		$ 26,777
1.13%, 01/15/2021	4,791	4,954	TOTAL NET ASSETS - 100.00%		$ 652,070
1.25%, 07/15/2020	4,757	5,007
1.38%, 07/15/2018	4,067	4,400
1.38%, 01/15/2020	4,508	4,815	(a) Non-Income Producing Security
1.63%, 01/15/2015	919	1,001	(b) Security is Illiquid
1.63%, 01/15/2018	1,664	1,825	(c)		Security exempt from registration under Rule 144A of the Securities Act of
1.75%, 01/15/2028	3,328	3,469	1933. These securities may be resold in transactions exempt from
1.88%, 07/15/2013	15,568	16,710	registration, normally to qualified institutional buyers. Unless otherwise
1.88%, 07/15/2015	5,842	6,473	indicated, these securities are not considered illiquid. At the end of the
1.88%, 07/15/2019	2,104	2,346	period, the value of these securities totaled $339 or 0.05% of net assets.
2.00%, 04/15/2012	16,099	16,601	(d)		Market value is determined in accordance with procedures established in
2.00%, 01/15/2014	3,157	3,430	good faith by the Board of Directors. At the end of the period, the value of
2.00%, 07/15/2014	5,211	5,722	these securities totaled $339 or 0.05% of net assets.
2.00%, 01/15/2016	4,526	5,047	(e)	Variable Rate. Rate shown is in effect at May 31, 2011.
2.00%, 01/15/2026	1,886	2,054	(f)	Rate shown is the discount rate of the original purchase.
2.13%, 01/15/2019	801	907	(g)		This entity was put into conservatorship by the US Government in 2008.
2.13%, 02/15/2040	18,371	19,755	See Notes to Financial Statements for additional information.
2.13%, 02/15/2041	4,789	5,147
2.38%, 01/15/2017	3,474	3,961
2.38%, 01/15/2025	6,910	7,902	Unrealized Appreciation (Depreciation)
2.38%, 01/15/2027	1,995	2,267	The net federal income tax unrealized appreciation (depreciation) and federal tax
2.50%, 07/15/2016	2,506	2,876	cost of investments held as of the period end were as follows:
2.50%, 01/15/2029	4,059	4,706
2.63%, 07/15/2017	766	891	Unrealized Appreciation		$ 62,582
3.38%, 01/15/2012	3,883	4,004	Unrealized Depreciation		(4,378)
3.38%, 04/15/2032	400	527	Net Unrealized Appreciation (Depreciation)		$ 58,204
3.63%, 04/15/2028	3,661	4,813	Cost for federal income tax purposes		$ 567,089
3.88%, 04/15/2029	4,391	6,001	All dollar amounts are shown in thousands (000's)
		$ 159,768
TOTAL U.S. GOVERNMENT &			Portfolio Summary (unaudited)
GOVERNMENT AGENCY OBLIGATIONS		$ 214,493	Sector		Percent
	Maturity		Government		37.42%
	Amount		Financial		29.58%
REPURCHASE AGREEMENTS - 2.56%	(000's)	Value (000's)	Energy		19.65%
Banks - 2.56%			Basic Materials		4.71%
Investment in Joint Trading Account; Credit Suisse $	3,622	$ 3,622	Mortgage Securities		3.38%
Repurchase Agreement; 0.10% dated			Consumer, Cyclical		0.70%
05/31/11 maturing 06/01/11 (collateralized by			Industrial		0.27%
US Treasury Strips; $3,694,189; 4.25% -			Consumer, Non-cyclical		0.18%
8.75%; dated 08/15/20 - 05/15/39)			Other Assets in Excess of Liabilities, Net		4.11%
			TOTAL NET ASSETS		100.00%

See accompanying notes.

24

Schedule of Investments
Diversified Real Asset Fund
May 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 10 Year Note; September 2011	Long	21 $	2,568	$ 2,575	$ 7
US 2 Year Note; September 2011	Short	164	35,876	35,947	(71)
US 5 Year Note; September 2011	Short	33	3,911	3,932	(21)
US Long Bond; September 2011	Short	35	4,357	4,370	(13)
US Ultra Bond; September 2011	Short	22	2,825	2,839	(14)
					$ (112)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

25

Schedule of Investments
International Equity Index Fund
May 31, 2011 (unaudited)

COMMON STOCKS - 98.40%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.12%			Automobile Parts & Equipment (continued)
Dentsu Inc	7,000 $	188	Denso Corp	20,300 $	730
Hakuhodo DY Holdings Inc	970	50	JTEKT Corp	9,300	123
JCDecaux SA (a)	2,777	90	Koito Manufacturing Co Ltd	4,000	62
Publicis Groupe SA	5,209	287	NGK Spark Plug Co Ltd	7,000	94
	$ 615		NHK Spring Co Ltd	6,000	59
Aerospace & Defense - 0.59%			NOK Corp	4,300	74
BAE Systems PLC	142,551	776	Nokian Renkaat OYJ	4,521	221
Cobham PLC	48,282	180	Pirelli & C SpA	9,948	99
Elbit Systems Ltd	982	51	Stanley Electric Co Ltd	6,100	101
European Aeronautic Defence and Space Co NV	17,069	564	Sumitomo Electric Industries Ltd	31,500	456
Finmeccanica SpA	16,925	211	Sumitomo Rubber Industries Ltd	7,200	83
Rolls-Royce Holdings PLC (a)	78,277	821	Toyoda Gosei Co Ltd	2,700	59
Safran SA	6,976	284	Toyota Boshoku Corp	2,700	43
Thales SA	3,745	157	Toyota Industries Corp	7,500	231
	$ 3,044			$ 4,262
Agriculture - 1.33%			Banks - 13.43%
British American Tobacco PLC	83,505	3,747	77 Bank Ltd/The	14,000	54
Golden Agri-Resources Ltd	279,000	156	Alpha Bank AE (a)	21,226	97
Imperial Tobacco Group PLC	42,588	1,528	Aozora Bank Ltd	21,000	45
Japan Tobacco Inc	188	727	Australia & New Zealand Banking Group Ltd	107,115	2,537
Swedish Match AB	9,660	342	Banca Carige SpA	23,653	60
Wilmar International Ltd	80,000	345	Banca Monte dei Paschi di Siena SpA	92,772	117
	$ 6,845		Banco Bilbao Vizcaya Argentaria SA	178,418	2,095
Airlines - 0.20%			Banco Comercial Portugues SA (a)	122,978	85
Air France-KLM (a)	5,650	95	Banco Comercial Portugues SA - Rights (a)	122,978	2
All Nippon Airways Co Ltd	35,000	107	Banco de Sabadell SA	46,503	200
Cathay Pacific Airways Ltd	49,000	118	Banco de Valencia SA (a)	9,268	33
Deutsche Lufthansa AG	9,575	209	Banco Espirito Santo SA	21,955	86
International Consolidated Airlines Group SA (a)	39,309	153	Banco Popolare SC	64,284	168
Qantas Airways Ltd (a)	46,416	104	Banco Popular Espanol SA	37,384	218
Singapore Airlines Ltd	23,000	264	Banco Santander SA	348,322	4,151
	$ 1,050		Bank Hapoalim BM (a)	41,474	214
Apparel - 0.35%			Bank Leumi Le-Israel BM	49,299	240
Adidas AG	8,749	661	Bank of Cyprus PLC	35,555	118
Asics Corp	6,000	94	Bank of East Asia Ltd	64,000	280
Billabong International Ltd	8,485	58	Bank of Kyoto Ltd/The	13,000	116
Burberry Group PLC	18,216	396	Bank of Yokohama Ltd/The	51,000	248
Christian Dior SA	2,660	411	Bankinter SA	11,880	81
Puma AG Rudolf Dassler Sport	221	70	Barclays PLC	483,936	2,212
Yue Yuen Industrial Holdings Ltd	31,000	108	Bendigo and Adelaide Bank Ltd	15,238	146
	$ 1,798		BNP Paribas	40,085	3,141
Automobile Manufacturers - 3.61%			BOC Hong Kong Holdings Ltd	155,000	478
Bayerische Motoren Werke AG	13,846	1,229	Chiba Bank Ltd/The	32,000	193
Bayerische Motoren Werke AG - Pref Shares	2,183	131	Chugoku Bank Ltd/The	7,000	82
			Commerzbank AG (a)	149,703	687
Daihatsu Motor Co Ltd	8,000	133
Daimler AG	37,738	2,676	Commonwealth Bank of Australia	64,774	3,508
Fiat Industrial SpA (a)	31,974	421	Credit Agricole SA	40,175	617
			Credit Suisse Group AG (a)	47,108	2,026
Fiat SpA	31,974	341	Danske Bank A/S (a)	25,327	535
Fuji Heavy Industries Ltd	25,000	184
Hino Motors Ltd	11,000	60	DBS Group Holdings Ltd	72,000	864
Honda Motor Co Ltd	68,200	2,597	Deutsche Bank AG	38,871	2,327
			Dexia SA (a)	23,165	81
Isuzu Motors Ltd	50,000	234	Dexia SA - Rights (a),(b),(c)	23,158	5
Mazda Motor Corp	63,000	160
Mitsubishi Motors Corp (a)	162,000	192	DnB NOR ASA	40,870	617
			EFG Eurobank Ergasias SA (a)	13,514	62
Nissan Motor Co Ltd	104,000	1,047
Peugeot SA	6,362	270	Erste Group Bank AG	7,908	396
Porsche Automobil Holding SE	6,404	447	Fukuoka Financial Group Inc	32,000	127
			Governor & Co of the Bank of Ireland/The (a)	144,053	29
Renault SA	8,039	458
Scania AB	13,382	331	Gunma Bank Ltd/The	17,000	89
Suzuki Motor Corp	14,100	312	Hachijuni Bank Ltd/The	18,000	100
Toyota Motor Corp	115,400	4,824	Hang Seng Bank Ltd	32,000	513
Volkswagen AG	1,234	207	Hiroshima Bank Ltd/The	21,000	90
Volkswagen AG - Pref Shares	7,115	1,268	Hokuhoku Financial Group Inc	52,000	99
Volvo AB - B Shares	57,639	1,045	HSBC Holdings PLC	739,619	7,730
			Intesa Sanpaolo SpA	322,098	839
	$ 18,567		Intesa Sanpaolo SpA - Rights (a)	361,095	64
Automobile Parts & Equipment - 0.83%			Intesa Sanpaolo SpA - RSP	38,997	85
Aisin Seiki Co Ltd	8,000	296	Israel Discount Bank Ltd (a)	31,992	64
Bridgestone Corp	27,200	620	Iyo Bank Ltd/The	10,000	90
Cie Generale des Etablissements Michelin	7,383	695
Continental AG (a)	2,091	216	Joyo Bank Ltd/The	28,000	113
			Julius Baer Group Ltd (a)	8,641	379

See accompanying notes.

26

Schedule of Investments
International Equity Index Fund
May 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Building Materials (continued)
KBC Groep NV	6,736 $	286	Imerys SA	1,577 $	116
Lloyds Banking Group PLC (a)	1,708,103	1,464	James Hardie Industries SE (a)	18,224	114
Mediobanca SpA	19,806	221	JS Group Corp	10,500	256
Mitsubishi UFJ Financial Group Inc	532,600	2,456	Lafarge SA	8,386	581
Mizrahi Tefahot Bank Ltd	5,143	55	Nippon Sheet Glass Co Ltd	38,000	125
Mizuho Financial Group Inc	856,000	1,343	Rinnai Corp	1,500	105
Mizuho Trust & Banking Co Ltd	63,000	55	Sika AG	85	217
National Australia Bank Ltd	89,396	2,535	TOTO Ltd	12,000	89
National Bank of Greece SA (a)	39,983	277		$ 6,225
Natixis	36,485	206	Chemicals - 3.62%
Nishi-Nippon City Bank Ltd/The	28,000	79	Air Liquide SA	11,843	1,651
Nordea Bank AB	109,888	1,291	Air Water Inc	6,000	72
Oversea-Chinese Banking Corp Ltd	105,000	809	Akzo Nobel NV	9,688	702
Pohjola Bank PLC	5,777	80	Asahi Kasei Corp	53,000	349
Raiffeisen Bank International AG	2,044	112	BASF SE	38,411	3,562
Resona Holdings Inc	76,900	340	Bayer AG	34,583	2,842
Royal Bank of Scotland Group PLC (a)	727,296	512	Brenntag AG (a)	1,400	167
Sapporo Hokuyo Holdings Inc	13,400	55	Daicel Chemical Industries Ltd	11,000	71
Senshu Ikeda Holdings Inc	27,400	35	Denki Kagaku Kogyo KK	20,000	103
Seven Bank Ltd	26	48	Givaudan SA (a)	348	384
Shinsei Bank Ltd	58,000	61	Hitachi Chemical Co Ltd	4,400	90
Shizuoka Bank Ltd/The	25,000	230	Incitec Pivot Ltd	68,113	280
Skandinaviska Enskilda Banken AB	58,987	530	Israel Chemicals Ltd	18,546	303
Societe Generale	26,533	1,582	JSR Corp	7,500	149
Standard Chartered PLC	98,070	2,633	K+S AG	6,003	480
Sumitomo Mitsui Financial Group Inc	56,200	1,624	Kaneka Corp	12,000	81
Sumitomo Mitsui Trust Holdings Inc	130,440	450	Kansai Paint Co Ltd	9,000	81
Suncorp Group Ltd	53,587	478	Koninklijke DSM NV	6,449	433
Suruga Bank Ltd	9,000	75	Lanxess AG	3,480	302
Svenska Handelsbanken AB	20,466	689	Linde AG	7,071	1,199
Swedbank AB	29,869	556	Lonza Group AG (a)	1,992	173
UBS AG (a)	152,193	2,929	Makhteshim-Agan Industries Ltd (a)	9,603	51
UniCredit SpA	564,204	1,287	Mitsubishi Chemical Holdings Corp	53,500	374
Unione di Banche Italiane SCPA	25,392	200	Mitsubishi Gas Chemical Co Inc	16,000	121
United Overseas Bank Ltd	52,000	820	Mitsui Chemicals Inc	36,000	119
Westpac Banking Corp	125,030	2,961	Nissan Chemical Industries Ltd	5,800	60
Wing Hang Bank Ltd	7,500	82	Nitto Denko Corp	6,900	362
Yamaguchi Financial Group Inc	9,000	81	Shin-Etsu Chemical Co Ltd	17,200	896
	$ 69,160		Showa Denko KK	59,000	121
Beverages - 1.86%			Solvay SA	2,480	371
Anheuser-Busch InBev NV	30,201	1,826	Sumitomo Chemical Co Ltd	66,000	331
Asahi Breweries Ltd	16,200	317	Syngenta AG	3,956	1,367
Carlsberg A/S	4,474	519	Taiyo Nippon Sanso Corp	11,000	86
Coca Cola Hellenic Bottling Co SA	7,656	200	Tokuyama Corp	13,000	63
Coca-Cola Amatil Ltd	23,712	298	Tosoh Corp	21,000	84
Coca-Cola West Co Ltd	2,300	44	Ube Industries Ltd/Japan	40,000	124
Diageo PLC	104,653	2,231	Wacker Chemie AG	654	146
Foster's Group Ltd	80,747	375	Yara International ASA	7,926	478
Heineken Holding NV	4,818	253		$ 18,628
Heineken NV	10,840	654	Coal - 0.02%
Ito En Ltd	2,300	39	MacArthur Coal Ltd	7,514	96
Kirin Holdings Co Ltd	35,000	491
Pernod-Ricard SA	8,288	839	Commercial Services - 1.28%
SABMiller PLC	39,786	1,477	Abertis Infraestructuras SA	12,363	286
Sapporo Holdings Ltd	11,000	41	Adecco SA (a)	5,145	351
	$ 9,604		Aggreko PLC	10,890	335
Biotechnology - 0.22%			Atlantia SpA	12,552	297
CSL Ltd	22,917	830	Babcock International Group PLC	14,991	170
Novozymes A/S	1,928	324	Benesse Holdings Inc	2,900	125
	$ 1,154		Brambles Ltd	59,989	472
Building Materials - 1.21%			Brisa Auto-Estradas de Portugal SA	7,528	48
Asahi Glass Co Ltd	42,000	496	Bunzl PLC	13,767	174
Boral Ltd	30,293	149	Bureau Veritas SA	2,053	173
Cie de St-Gobain	16,648	1,105	Capita Group PLC/The	25,624	311
Cimpor Cimentos de Portugal SGPS SA	8,431	65	Dai Nippon Printing Co Ltd	23,000	264
CRH PLC	29,654	647	Edenred	6,613	196
Daikin Industries Ltd	9,800	328	Experian PLC	42,220	557
Fletcher Building Ltd	28,378	209	G4S PLC	58,991	278
Geberit AG (a)	1,628	393	Intertek Group PLC	6,672	225
HeidelbergCement AG	5,881	410	Kamigumi Co Ltd	10,000	86
Holcim Ltd (a)	10,259	820	Randstad Holding NV	4,621	229

See accompanying notes.

27

Schedule of Investments
International Equity Index Fund
May 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
Secom Co Ltd	8,800 $	417	Singapore Exchange Ltd	36,000 $	220
Securitas AB	13,095	142		$ 6,156
Serco Group PLC	20,625	196	Electric - 3.05%
SGS SA	229	455	A2A SpA	45,856	78
Sodexo	3,943	304	AGL Energy Ltd	19,163	294
Toppan Printing Co Ltd	23,000	176	Chubu Electric Power Co Inc	27,100	427
Transurban Group	54,247	317	Chugoku Electric Power Co Inc/The	12,400	176
	$ 6,584		CLP Holdings Ltd	80,500	688
Computers - 0.35%			Contact Energy Ltd (a)	13,136	65
Atos Origin SA	1,898	111	Contact Energy Ltd - Rights (a),(c)	1,424	1
Cap Gemini SA	6,189	354	E.ON AG	75,313	2,142
Computershare Ltd	18,590	187	EDF SA	10,825	440
Fujitsu Ltd	78,000	411	EDP - Energias de Portugal SA	79,815	297
Indra Sistemas SA	3,775	79	Electric Power Development Co Ltd	4,900	116
Itochu Techno-Solutions Corp	1,200	41	Enel SpA	275,272	1,895
Logitech International SA (a)	7,612	94	Fortum OYJ	18,576	622
NTT Data Corp	53	168	GDF Suez	51,744	1,909
Obic Co Ltd	290	52	Hokkaido Electric Power Co Inc	7,700	113
Otsuka Corp	700	41	Hokuriku Electric Power Co	7,400	125
TDK Corp	5,100	270	Iberdrola SA	158,264	1,404
	$ 1,808		International Power PLC	63,887	336
Consumer Products - 0.49%			Kansai Electric Power Co Inc/The	31,400	535
Henkel AG & Co KGaA	5,432	315	Kyushu Electric Power Co Inc	15,900	241
Henkel AG & Co KGaA - Pref Shares	7,451	528	Power Assets Holdings Ltd	58,000	414
Husqvarna AB	17,519	139	Public Power Corp SA	4,851	64
Reckitt Benckiser Group PLC	25,790	1,461	Red Electrica Corporacion SA	4,526	274
Societe BIC SA	1,117	106	RWE AG	17,511	1,022
	$ 2,549		RWE AG - PFD	1,631	90
Cosmetics & Personal Care - 0.50%			Scottish & Southern Energy PLC	38,960	884
Beiersdorf AG	4,215	279	Shikoku Electric Power Co Inc	7,300	150
Kao Corp	22,600	582	SP AusNet	57,468	57
L'Oreal SA	10,024	1,265	Terna Rete Elettrica Nazionale SpA	54,485	266
Shiseido Co Ltd	14,200	244	Tohoku Electric Power Co Inc	17,900	209
Unicharm Corp	5,200	211	Tokyo Electric Power Co Inc/The	60,500	237
	$ 2,581		Verbund AG	2,848	128
Distribution & Wholesale - 1.13%				$ 15,699
Canon Marketing Japan Inc	2,500	27	Electrical Components & Equipment - 1.07%
Hitachi High-Technologies Corp	2,900	61	Bekaert SA	1,626	173
ITOCHU Corp	63,000	652	Brother Industries Ltd	9,900	140
Jardine Cycle & Carriage Ltd	4,000	131	Casio Computer Co Ltd	9,900	73
Li & Fung Ltd	236,000	524	Furukawa Electric Co Ltd	27,000	98
Marubeni Corp	69,000	484	GS Yuasa Corp	16,000	103
Mitsubishi Corp	56,800	1,444	Hitachi Ltd	189,000	1,073
Mitsui & Co Ltd	72,700	1,244	Legrand SA	6,603	280
Sojitz Corp	52,300	98	Mabuchi Motor Co Ltd	1,100	54
Sumitomo Corp	47,100	631	Mitsubishi Electric Corp	81,000	916
Toyota Tsusho Corp	8,900	146	Nidec Corp	4,600	414
Wolseley PLC	11,899	404	Prysmian SpA	8,531	181
	$ 5,846		Schneider Electric SA	10,166	1,681
Diversified Financial Services - 1.19%			Ushio Inc	4,400	87
			Vestas Wind Systems A/S (a)	8,519	258
Aeon Credit Service Co Ltd	3,300	42
ASX Ltd	7,324	253		$ 5,531
Credit Saison Co Ltd	6,200	94	Electronics - 1.13%
Criteria Caixacorp SA	35,159	256	Advantest Corp	6,700	126
Daiwa Securities Group Inc	70,000	288	Hamamatsu Photonics KK	2,800	114
Deutsche Boerse AG	8,155	645	Hirose Electric Co Ltd	1,300	134
GAM Holding AG (a)	8,641	165	Hoya Corp	18,200	378
Hong Kong Exchanges and Clearing Ltd	42,800	960	Ibiden Co Ltd	5,400	176
ICAP PLC	23,460	187	Keyence Corp	1,700	448
Investec PLC	20,218	169	Koninklijke Philips Electronics NV	41,238	1,148
London Stock Exchange Group PLC	6,236	101	Kyocera Corp	6,800	715
Macquarie Group Ltd	14,465	527	Minebea Co Ltd	14,000	72
Man Group PLC	74,547	316	Mitsumi Electric Co Ltd	3,300	36
Mitsubishi UFJ Lease & Finance Co Ltd	2,440	93	Murata Manufacturing Co Ltd	8,500	535
Mizuho Securities Co Ltd	24,000	56	NEC Corp	109,000	229
Nomura Holdings Inc	147,800	742	NGK Insulators Ltd	11,000	190
Old Mutual PLC	228,154	494	Nippon Electric Glass Co Ltd	15,000	213
ORIX Corp	4,380	420	Omron Corp	8,500	219
Schroders PLC	4,726	128	Toshiba Corp	168,000	894
			Yaskawa Electric Corp	9,000	98

See accompanying notes.

28

Schedule of Investments
International Equity Index Fund
May 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electronics (continued)			Food (continued)
Yokogawa Electric Corp	9,000 $	71	Nissin Foods Holdings Co Ltd	2,700 $	98
	$ 5,796		Olam International Ltd	53,000	128
Energy - Alternate Sources - 0.08%			Orkla ASA	32,272	302
EDP Renovaveis SA (a)	9,120	62	Parmalat SpA	76,091	283
Enel Green Power SpA	73,185	205	Suedzucker AG	2,772	87
Iberdrola Renovables SA	35,330	157	Tesco PLC	335,733	2,320
	$ 424		Toyo Suisan Kaisha Ltd	4,000	94
Engineering & Construction - 1.49%			Unilever NV	68,124	2,226
ABB Ltd (a)	91,640	2,464	Unilever PLC	53,674	1,742
Acciona SA	1,063	116	WM Morrison Supermarkets PLC	88,910	445
ACS Actividades de Construccion y Servicios SA	5,922	285	Woolworths Ltd	50,705	1,485
Aeroports de Paris	1,242	120	Yakult Honsha Co Ltd	4,000	111
Aker Solutions ASA	6,875	153	Yamazaki Baking Co Ltd	5,000	64
Auckland International Airport Ltd	38,583	73		$ 25,992
Balfour Beatty PLC	28,698	152	Food Service - 0.15%
Bouygues SA	9,668	448	Compass Group PLC	78,973	769
Chiyoda Corp	7,000	76
Eiffage SA	1,694	113	Forest Products & Paper - 0.27%
Ferrovial SA	18,405	234	Holmen AB	2,209	77
Fomento de Construcciones y Contratas SA	2,130	65	Nippon Paper Group Inc	4,100	87
Fraport AG Frankfurt Airport Services Worldwide	1,537	126	OJI Paper Co Ltd	36,000	160
Hochtief AG	1,771	149	Stora Enso OYJ	24,329	273
JGC Corp	9,000	241	Svenska Cellulosa AB	23,981	373
Kajima Corp	35,000	98	UPM-Kymmene OYJ	21,745	411
Kinden Corp	6,000	49		$ 1,381
Koninklijke Boskalis Westminster NV	2,956	141	Gas - 0.92%
Leighton Holdings Ltd	6,291	157	Centrica PLC	215,531	1,130
Obayashi Corp	27,000	114	Enagas SA	7,488	177
SembCorp Industries Ltd	41,000	168	Gas Natural SDG SA	13,492	257
Shimizu Corp	25,000	103	Gas Natural SDG SA - Rights (a)	13,492	9
Singapore Technologies Engineering Ltd	70,000	169	Hong Kong & China Gas Co Ltd	198,770	459
Skanska AB	16,702	310	National Grid PLC	146,198	1,509
Taisei Corp	43,000	96	Osaka Gas Co Ltd	81,000	287
Vinci SA	18,468	1,196	Snam Rete Gas SpA	59,733	353
WorleyParsons Ltd	8,027	258	Toho Gas Co Ltd	17,000	82
	$ 7,674		Tokyo Gas Co Ltd	107,000	455
Entertainment - 0.18%				$ 4,718
OPAP SA	9,338	171	Hand & Machine Tools - 0.38%
Oriental Land Co Ltd/Japan	2,100	178	Fuji Electric Co Ltd	23,000	71
Sankyo Co Ltd	2,200	117	Makita Corp	4,700	200
TABCORP Holdings Ltd	28,643	239	Sandvik AB	42,169	802
Tatts Group Ltd	54,403	134	Schindler Holding AG - PC	2,033	257
Toho Co Ltd/Tokyo	4,300	70	Schindler Holding AG - REG	901	113
	$ 909		SMC Corp/Japan	2,300	370
Environmental Control - 0.03%			THK Co Ltd	5,000	124
Kurita Water Industries Ltd	4,700	135		$ 1,937
			Healthcare - Products - 0.76%
Food - 5.05%			Cie Generale d'Optique Essilor International SA	8,456	686
Ajinomoto Co Inc	28,000	324	Cochlear Ltd	2,370	202
Aryzta AG	3,533	197	Coloplast A/S	952	140
Associated British Foods PLC	14,898	265	Fresenius SE & Co KGaA	4,559	479
Carrefour SA	25,057	1,113	Getinge AB	8,370	234
Casino Guichard Perrachon SA	2,309	242	Luxottica Group SpA	4,865	155
Colruyt SA	3,154	181	QIAGEN NV (a)	9,737	194
Danone	24,386	1,792	Shimadzu Corp	11,000	98
Delhaize Group SA	4,241	351	Smith & Nephew PLC	37,176	414
Goodman Fielder Ltd	57,727	63	Sonova Holding AG	1,918	202
J Sainsbury PLC	50,720	289	Straumann Holding AG	327	90
Jeronimo Martins SGPS SA	9,211	173	Synthes Inc (d)	2,482	433
Kerry Group PLC	5,872	252	Sysmex Corp	2,800	100
Kesko OYJ	2,798	139	Terumo Corp	7,100	401
Kikkoman Corp	7,000	72	William Demant Holding A/S (a)	976	93
Koninklijke Ahold NV	49,844	712		$ 3,921
Lindt & Spruengli AG	5	179	Healthcare - Services - 0.19%
Lindt & Spruengli AG - PC	37	115	BioMerieux	495	58
MEIJI Holdings Co Ltd	2,900	123	Fresenius Medical Care AG & Co KGaA	8,100	587
Metcash Ltd	32,148	135	Ramsay Health Care Ltd	5,493	108
Metro AG	5,422	362	Sonic Healthcare Ltd	15,432	203
Nestle SA	144,905	9,316		$ 956
Nippon Meat Packers Inc	8,000	113
Nisshin Seifun Group Inc	8,000	99
See accompanying notes.			29

Schedule of Investments
International Equity Index Fund
May 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified - 1.05%			Internet (continued)
Exor SpA	2,681 $	91	Yahoo Japan Corp	608 $	202
GEA Group AG	6,918	233		$ 1,133
Groupe Bruxelles Lambert SA	3,374	306	Investment Companies - 0.35%
Hutchison Whampoa Ltd	89,000	1,031	Cheung Kong Infrastructure Holdings Ltd	19,000	90
Industrivarden AB	4,923	87	Delek Group Ltd	167	40
Keppel Corp Ltd	59,200	553	Eurazeo	1,274	101
LVMH Moet Hennessy Louis Vuitton SA	10,245	1,788	Hutchison Port Holdings Trust (a)	218,000	205
Noble Group Ltd	159,000	272	Investor AB	19,048	457
NWS Holdings Ltd	54,500	79	Israel Corp Ltd/The	97	106
Swire Pacific Ltd	32,000	494	Kinnevik Investment AB	9,078	223
Wharf Holdings Ltd	63,000	464	Pargesa Holding SA	1,130	107
	$ 5,398		Ratos AB	8,513	174
Home Builders - 0.12%			Resolution Ltd	60,746	312
Daiwa House Industry Co Ltd	20,000	244		$ 1,815
Sekisui Chemical Co Ltd	18,000	144	Iron & Steel - 1.00%
Sekisui House Ltd	24,000	229	Acerinox SA	4,170	80
	$ 617		ArcelorMittal	35,902	1,202
Home Furnishings - 0.56%			BlueScope Steel Ltd	77,041	121
Electrolux AB	10,032	274	Daido Steel Co Ltd	12,000	74
Matsushita Electric Industrial Co Ltd	92,300	1,081	Fortescue Metals Group Ltd	52,060	364
Sharp Corp/Japan	42,000	394	Hitachi Metals Ltd	7,000	91
Sony Corp	42,000	1,124	JFE Holdings Inc	19,300	484
	$ 2,873		Kobe Steel Ltd	104,000	225
Insurance - 4.39%			Nippon Steel Corp	213,000	636
Admiral Group PLC	8,424	239	Nisshin Steel Co Ltd	29,000	56
Aegon NV (a)	71,875	504	OneSteel Ltd	55,816	113
Ageas	93,429	259	Outokumpu OYJ	5,356	79
AIA Group Ltd (a)	327,400	1,157	Rautaruukki OYJ	3,520	83
Allianz SE	18,982	2,632	Salzgitter AG	1,759	130
AMP Ltd	117,790	656	SSAB AB - A Shares	7,552	127
Assicurazioni Generali SpA	48,831	1,071	Sumitomo Metal Industries Ltd	141,000	289
Aviva PLC	117,928	849	ThyssenKrupp AG	13,985	666
AXA SA	71,826	1,540	Tokyo Steel Manufacturing Co Ltd	4,200	40
Baloise Holding AG	2,091	221	Voestalpine AG	4,595	231
CNP Assurances	6,212	126	Yamato Kogyo Co Ltd	1,800	59
Dai-ichi Life Insurance Co Ltd/The	335	507		$ 5,150
Delta Lloyd NV	3,153	73	Leisure Products & Services - 0.22%
Hannover Rueckversicherung AG	2,522	134	Carnival PLC	7,622	307
ING Groep NV (a)	160,195	1,942	Sega Sammy Holdings Inc	8,300	162
Insurance Australia Group Ltd	86,945	330	Shimano Inc	2,800	145
Legal & General Group PLC	245,338	474	Thomas Cook Group PLC	35,894	89
Mapfre SA	31,492	121	TUI AG (a)	5,788	64
MS&AD Insurance Group Holdings	22,500	527	Tui Travel PLC	23,377	91
Muenchener Rueckversicherungs AG	7,882	1,211	Yamaha Corp	6,600	74
NKSJ Holdings Inc	59,000	374	Yamaha Motor Co Ltd (a)	11,000	198
Prudential PLC	106,456	1,295		$ 1,130
QBE Insurance Group Ltd	43,979	831	Lodging - 0.43%
RSA Insurance Group PLC	145,941	331	Accor SA	6,140	282
Sampo OYJ	17,567	576	City Developments Ltd	23,000	211
SCOR SE	7,066	196	Crown Ltd	18,923	177
Sony Financial Holdings Inc	7,300	133	Genting Singapore PLC (a)	255,000	412
Standard Life PLC	95,473	331	Intercontinental Hotels Group PLC	12,085	258
Swiss Life Holding AG (a)	1,275	213	Sands China Ltd (a)	100,800	261
Swiss Re Ltd (a)	14,750	878	Shangri-La Asia Ltd	58,166	152
T&D Holdings Inc	11,400	275	SJM Holdings Ltd	68,000	166
Tokio Marine Holdings Inc	30,300	833	Sky City Entertainment Group Ltd	24,051	73
Tryg A/S	1,069	65	Wynn Macau Ltd	65,200	228
Vienna Insurance Group AG Wiener Versicherung	1,606	91		$ 2,220
Gruppe			Machinery - Construction & Mining - 0.47%
Zurich Financial Services (a)	6,090	1,631	Atlas Copco AB - A Shares	28,083	741
	$ 22,626		Atlas Copco AB - B Shares	16,319	385
Internet - 0.22%			Hitachi Construction Machinery Co Ltd	4,000	85
Dena Co Ltd	3,500	124	Komatsu Ltd	39,700	1,192
Gree Inc	3,800	84		$ 2,403
Iliad SA	685	88	Machinery - Diversified - 1.09%
Matsui Securities Co Ltd	5,100	23	Alstom SA	8,613	535
Rakuten Inc	303	308	Amada Co Ltd	15,000	110
SBI Holdings Inc/Japan	834	81	FANUC Corp	8,000	1,235
Trend Micro Inc	4,100	125	Hexagon AB	10,610	288
United Internet AG	5,018	98	IHI Corp	55,000	137

See accompanying notes.

30

Schedule of Investments
International Equity Index Fund
May 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Machinery - Diversified (continued)			Mining (continued)
Japan Steel Works Ltd/The	13,000 $	94	Umicore SA	4,767 $	263
Kawasaki Heavy Industries Ltd	59,000	212	Vedanta Resources PLC	4,987	177
Kone OYJ	6,511	412	Xstrata PLC	86,788	2,047
Kubota Corp	48,000	434		$ 26,066
MAN SE	4,422	617	Miscellaneous Manufacturing - 1.37%
Metso OYJ	5,344	309	Alfa Laval AB	14,120	311
Mitsubishi Heavy Industries Ltd	127,000	618	CSR Ltd	21,161	67
Nabtesco Corp	4,000	91	FUJIFILM Holdings Corp	19,400	576
Sumitomo Heavy Industries Ltd	23,000	160	Invensys PLC	33,844	173
Weir Group PLC/The	8,814	290	Konica Minolta Holdings Inc	20,000	169
Zardoya Otis SA	5,845	98	Nikon Corp	13,400	315
	$ 5,640		Olympus Corp	9,100	282
Media - 0.95%			Siemens AG	34,409	4,615
Axel Springer AG	621	93	Smiths Group PLC	16,364	333
British Sky Broadcasting Group PLC	47,647	652	Wartsila OYJ	6,599	240
Fairfax Media Ltd	88,522	102		$ 7,081
Fuji Media Holdings Inc	20	27	Office & Business Equipment - 0.54%
ITV PLC (a)	154,510	181	Canon Inc	47,400	2,277
Jupiter Telecommunications Co Ltd	102	110	Neopost SA	1,330	119
Kabel Deutschland Holding AG (a)	2,258	154	Ricoh Co Ltd	28,000	310
Lagardere SCA	4,936	202	Seiko Epson Corp	5,400	91
Mediaset Espana Comunicacion SA	6,999	63		$ 2,797
Mediaset SpA	29,639	156	Oil & Gas - 7.09%
Metropole Television SA	2,696	64	BG Group PLC	141,586	3,288
Modern Times Group AB	2,122	147	BP PLC	785,910	6,052
PagesJaunes Groupe SA	5,288	55	Cairn Energy PLC (a)	58,525	426
Pearson PLC	33,981	639	Caltex Australia Ltd	5,646	85
ProSiebenSat.1 Media AG	3,203	83	Cosmo Oil Co Ltd	25,000	75
Reed Elsevier NV	28,758	387	ENI SpA	108,877	2,611
Reed Elsevier PLC	50,797	462	Essar Energy PLC (a)	13,627	102
Sanoma OYJ	3,384	64	Galp Energia SGPS SA	9,675	205
Singapore Press Holdings Ltd	64,000	200	Idemitsu Kosan Co Ltd	900	100
Societe Television Francaise 1	4,909	88	Inpex Corp	92	669
Wolters Kluwer NV	12,490	283	Japan Petroleum Exploration Co	1,200	58
WPP PLC	52,758	658	JX Holdings Inc	93,930	621
	$ 4,870		Neste Oil OYJ	5,361	93
Metal Fabrication & Hardware - 0.52%			OMV AG	6,273	261
Assa Abloy AB	13,051	363	OMV AG - Rights (a),(b),(c)	6,273	—
Johnson Matthey PLC	8,978	314	Origin Energy Ltd	44,392	780
Maruichi Steel Tube Ltd	2,000	51	Repsol YPF SA	30,634	1,047
NSK Ltd	18,000	171	Royal Dutch Shell PLC - A Shares	148,279	5,362
NTN Corp	20,000	104	Royal Dutch Shell PLC - B Shares	112,738	4,069
Sims Metal Management Ltd	6,850	125	Santos Ltd	34,926	551
SKF AB	16,306	488	Seadrill Ltd	11,587	420
Tenaris SA	19,748	481	Showa Shell Sekiyu KK	7,900	78
Vallourec SA	4,630	582	Statoil ASA	46,672	1,230
	$ 2,679		TonenGeneral Sekiyu KK	12,000	147
Mining - 5.06%			Total SA	88,389	5,105
Alumina Ltd	102,048	252	Transocean Ltd	13,341	932
Anglo American PLC	55,197	2,764	Tullow Oil PLC	37,137	826
Antofagasta PLC	16,491	362	Woodside Petroleum Ltd	26,100	1,301
BHP Billiton Ltd	134,302	6,395		$ 36,494
BHP Billiton PLC	92,076	3,651	Oil & Gas Services - 0.49%
Boliden AB	11,438	225	Amec PLC	13,846	265
Dowa Holdings Co Ltd	10,000	60	Cie Generale de Geophysique-Veritas (a)	6,016	226
Eramet	222	75	Fugro NV	2,853	228
Eurasian Natural Resources Corp PLC	10,771	150	Petrofac Ltd	10,843	287
Fresnillo PLC	7,498	181	Saipem SpA	11,072	586
Kazakhmys PLC	8,953	195	SBM Offshore NV	7,010	185
Lonmin PLC	6,768	179	Subsea 7 SA	11,769	314
Mitsubishi Materials Corp	47,000	146	Technip SA	4,115	444
Mitsui Mining & Smelting Co Ltd	24,000	77		$ 2,535
Newcrest Mining Ltd	32,001	1,356	Packaging & Containers - 0.14%
Norsk Hydro ASA	37,288	300	Amcor Ltd/Australia	51,216	396
Orica Ltd	15,143	423	Rexam PLC	36,670	242
OZ Minerals Ltd (a)	13,544	204	Toyo Seikan Kaisha Ltd	6,300	98
Paladin Energy Ltd (a)	28,818	97		$ 736
Randgold Resources Ltd	3,806	313	Pharmaceuticals - 6.48%
Rio Tinto Ltd	18,223	1,592	Actelion Ltd (a)	4,264	232
Rio Tinto PLC	60,635	4,225	Alfresa Holdings Corp	1,600	58
Sumitomo Metal Mining Co Ltd	22,000	357

See accompanying notes.

31

Schedule of Investments
International Equity Index Fund
May 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			REITS - 1.33%
Astellas Pharma Inc	18,600 $	709	Ascendas Real Estate Investment Trust	74,000 $	124
AstraZeneca PLC	59,140	3,087	British Land Co PLC	37,000	365
Celesio AG	3,201	77	Capital Shopping Centres Group PLC	23,348	157
Chugai Pharmaceutical Co Ltd	9,400	155	CapitaMall Trust	93,000	151
Daiichi Sankyo Co Ltd	28,200	547	CFS Retail Property Trust	88,625	178
Dainippon Sumitomo Pharma Co Ltd	6,700	63	Corio NV	2,474	170
Eisai Co Ltd	10,500	399	Dexus Property Group	202,367	192
Elan Corp PLC (a)	20,800	202	Fonciere Des Regions	1,121	118
GlaxoSmithKline PLC	217,258	4,724	Gecina SA	786	115
Grifols SA	5,792	119	Goodman Group	266,381	209
Hisamitsu Pharmaceutical Co Inc	2,800	119	GPT Group	73,718	246
Kyowa Hakko Kirin Co Ltd	11,000	108	Hammerson PLC	29,557	234
Medipal Holdings Corp	6,100	54	ICADE	973	124
Merck KGaA	2,702	298	Japan Prime Realty Investment Corp	28	81
Miraca Holdings Inc	2,300	90	Japan Real Estate Investment Corp	20	195
Mitsubishi Tanabe Pharma Corp	9,400	159	Japan Retail Fund Investment Corp	67	109
Novartis AG	88,244	5,694	Klepierre	3,966	170
Novo Nordisk A/S	17,507	2,201	Land Securities Group PLC	32,071	440
Ono Pharmaceutical Co Ltd	3,500	184	Link REIT/The	92,500	315
Orion OYJ	3,887	101	Mirvac Group	142,849	195
Otsuka Holdings Co Ltd	10,500	275	Nippon Building Fund Inc	23	235
Roche Holding AG	29,381	5,173	Nomura Real Estate Office Fund Inc	11	77
Sanofi-Aventis SA	43,858	3,478	Segro PLC	31,011	166
Santen Pharmaceutical Co Ltd	3,100	124	Stockland	99,658	376
Shionogi & Co Ltd	12,500	211	Unibail-Rodamco SE	3,836	868
Shire PLC	23,511	745	Westfield Group	91,685	891
Suzuken Co Ltd	2,800	65	Westfield Retail Trust	120,723	343
Taisho Pharmaceutical Co	6,000	137		$ 6,844
Takeda Pharmaceutical Co Ltd	31,400	1,491	Retail - 2.28%
Teva Pharmaceutical Industries Ltd	39,146	1,994	ABC-Mart Inc	1,100	44
Tsumura & Co	2,500	78	Aeon Co Ltd	25,100	290
UCB SA	4,218	202	Autogrill SpA	4,788	61
	$ 33,353		Cie Financiere Richemont SA	21,830	1,427
Private Equity - 0.04%			Citizen Holdings Co Ltd	10,300	58
3i Group PLC	40,589	193	Esprit Holdings Ltd	48,500	183
Eurazeo - Rights (a)	1,213	2	FamilyMart Co Ltd	2,700	97
	$ 195		Fast Retailing Co Ltd	2,200	322
Publicly Traded Investment Fund - 3.95%			Harvey Norman Holdings Ltd	22,213	60
iShares MSCI EAFE Index Fund	327,917	20,351	Hennes & Mauritz AB	42,759	1,591
			Home Retail Group PLC	34,291	122
Real Estate - 1.41%			Inditex SA	9,124	831
Aeon Mall Co Ltd	3,400	81	Isetan Mitsukoshi Holdings Ltd	15,700	145
CapitaLand Ltd	107,000	268	J Front Retailing Co Ltd	20,000	82
CapitaMalls Asia Ltd	57,000	74	Kingfisher PLC	98,778	468
Cheung Kong Holdings Ltd	58,000	908	Lawson Inc	2,500	124
Daito Trust Construction Co Ltd	3,000	248	Lifestyle International Holdings Ltd	24,500	72
Fraser and Neave Ltd	41,000	204	Marks & Spencer Group PLC	66,223	436
Global Logistic Properties Ltd (a)	66,000	107	Marui Group Co Ltd	9,300	66
Hang Lung Group Ltd	34,000	221	McDonald's Holdings Co Japan Ltd	2,800	73
Hang Lung Properties Ltd	103,000	429	Next PLC	7,666	287
Henderson Land Development Co Ltd	45,000	306	Nitori Holdings Co Ltd	1,550	135
Hopewell Holdings Ltd	24,000	75	Pandora A/S	2,449	83
Hysan Development Co Ltd	26,000	128	PPR	3,176	554
IMMOFINANZ AG (a)	41,485	184	Seven & I Holdings Co Ltd	31,500	838
Keppel Land Ltd	30,000	100	Shimamura Co Ltd	900	85
Kerry Properties Ltd	30,000	153	Swatch Group AG/The - BR	1,290	643
Lend Lease Group	22,469	215	Swatch Group AG/The - REG	1,816	163
Mitsubishi Estate Co Ltd	49,000	876	Takashimaya Co Ltd	11,000	72
Mitsui Fudosan Co Ltd	35,000	591	UNY Co Ltd	7,900	68
New World Development Ltd	107,000	183	USS Co Ltd	920	70
Nomura Real Estate Holdings Inc	4,000	62	Wesfarmers Ltd	42,036	1,492
NTT Urban Development Corp	48	41	Wesfarmers Ltd - PPS	6,353	228
Sino Land Co Ltd	108,000	190	Whitbread PLC	7,388	198
Sumitomo Realty & Development Co Ltd	15,000	320	Yamada Denki Co Ltd	3,440	269
Sun Hung Kai Properties Ltd	59,000	920		$ 11,737
Tokyo Tatemono Co Ltd	16,000	58	Semiconductors - 0.60%
Tokyu Land Corp	19,000	87	ARM Holdings PLC	55,283	521
UOL Group Ltd	20,000	80	ASM Pacific Technology Ltd	8,200	112
Wheelock & Co Ltd	38,000	159	ASML Holding NV	18,036	703
	$ 7,268		Elpida Memory Inc (a)	7,600	105
			Infineon Technologies AG	45,447	528

See accompanying notes.

32

Schedule of Investments
International Equity Index Fund
May 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Semiconductors (continued)			Textiles - 0.18%
Renewable Energy Corp ASA (a)	20,850 $	50	Kuraray Co Ltd	14,400 $	218
Rohm Co Ltd	4,100	235	Nisshinbo Holdings Inc	5,000	47
Shinko Electric Industries Co Ltd	2,800	27	Teijin Ltd	39,000	180
STMicroelectronics NV	26,650	299	Toray Industries Inc	61,000	464
Sumco Corp	4,900	88			$ 909
Tokyo Electron Ltd	7,200	399	Toys, Games & Hobbies - 0.20%
	$ 3,067		Namco Bandai Holdings Inc	7,800	90
Shipbuilding - 0.08%			Nintendo Co Ltd	4,100	953
Cosco Corp Singapore Ltd	42,000	67			$ 1,043
Mitsui Engineering & Shipbuilding Co Ltd	30,000	66	Transportation - 1.51%
SembCorp Marine Ltd	35,000	152	AP Moller - Maersk A/S - A shares	23	214
Yangzijiang Shipbuilding Holdings Ltd	80,000	104	AP Moller - Maersk A/S - B shares	55	532
	$ 389		Asciano Ltd	122,369	207
Software - 0.67%			Central Japan Railway Co	63	494
Amadeus IT Holding SA (a)	8,423	173	ComfortDelGro Corp Ltd	79,000	94
Autonomy Corp PLC (a)	9,125	270	Deutsche Post AG	35,393	668
Dassault Systemes SA	2,476	211	DSV A/S	8,747	219
Konami Corp	3,900	81	East Japan Railway Co	14,200	829
Nomura Research Institute Ltd	4,200	88	Firstgroup PLC	20,119	112
Oracle Corp Japan	1,600	70	Groupe Eurotunnel SA	22,341	244
Sage Group PLC	55,103	264	Hankyu Hanshin Holdings Inc	48,000	180
SAP AG	35,909	2,234	Kawasaki Kisen Kaisha Ltd	29,000	98
Square Enix Holdings Co Ltd	2,700	44	Keikyu Corp	20,000	134
	$ 3,435		Keio Corp	24,000	129
Storage & Warehousing - 0.01%			Keisei Electric Railway Co Ltd	12,000	67
Mitsubishi Logistics Corp	5,000	55	Kintetsu Corp	68,000	205
			Koninklijke Vopak NV	2,940	140
Telecommunications - 6.28%			Kuehne + Nagel International AG	2,258	355
Alcatel-Lucent/France (a)	96,953	548	Mitsui OSK Lines Ltd	48,000	257
Belgacom SA	6,361	222	MTR Corp	60,500	222
Bezeq The Israeli Telecommunication Corp Ltd	72,937	185	Neptune Orient Lines Ltd/Singapore	38,000	56
BT Group PLC	324,505	1,074	Nippon Express Co Ltd	36,000	140
Cable & Wireless Worldwide PLC	110,722	91	Nippon Yusen KK	64,000	242
Cellcom Israel Ltd	2,068	63	Odakyu Electric Railway Co Ltd	26,000	203
Deutsche Telekom AG	118,553	1,765	Orient Overseas International Ltd	9,000	70
Elisa OYJ	5,564	123	PostNL	15,738	166
Eutelsat Communications SA	4,142	184	QR National Ltd (a)	71,428	264
Foxconn International Holdings Ltd (a)	90,000	51	TNT Express NV (a)	15,738	223
France Telecom SA	77,538	1,776	Tobu Railway Co Ltd	42,000	159
Hellenic Telecommunications Organization SA	10,249	105	Tokyu Corp	48,000	199
Inmarsat PLC	18,299	182	Toll Holdings Ltd	28,071	157
KDDI Corp	122	875	West Japan Railway Co	71	271
Koninklijke KPN NV	65,766	967	Yamato Holdings Co Ltd	16,600	253
Millicom International Cellular SA	3,180	369			$ 7,803
Mobistar SA	1,129	81	Water - 0.24%
NICE Systems Ltd (a)	2,633	93	Severn Trent PLC	9,916	247
Nippon Telegraph & Telephone Corp	20,000	941	Suez Environnement Co	11,263	237
Nokia OYJ	156,613	1,091	United Utilities Group PLC	28,504	292
NTT DoCoMo Inc	641	1,194	Veolia Environnement	14,560	443
Partner Communications Co Ltd	3,568	61			$ 1,219
PCCW Ltd	167,000	64	TOTAL COMMON STOCKS		$ 506,684
Portugal Telecom SGPS SA	24,370	266		Maturity
SES SA	12,533	338		Amount
Singapore Telecommunications Ltd	333,000	867	REPURCHASE AGREEMENTS - 1.46%	(000's)	Value (000's)
Softbank Corp	34,000	1,321	Banks - 1.46%
StarHub Ltd	25,000	57	Investment in Joint Trading Account; Credit Suisse $ 1,629		$ 1,629
Swisscom AG	975	449	Repurchase Agreement; 0.10% dated
Tele2 AB	13,258	260	05/31/11 maturing 06/01/11 (collateralized by
Telecom Corp of New Zealand Ltd	80,486	161	US Treasury Strips; $1,661,270; 4.25% -
Telecom Italia SpA	392,502	557	8.75%; dated 08/15/20 - 05/15/39)
Telecom Italia SpA - RSP	252,011	309	Investment in Joint Trading Account; Deutsche	2,223	2,223
Telefonaktiebolaget LM Ericsson	125,944	1,867	Bank Repurchase Agreement; 0.11% dated
Telefonica SA	171,779	4,177	05/31/11 maturing 06/01/11 (collateralized by
Telekom Austria AG	13,895	180	Sovereign Agency Issues; $2,267,766; 0.00%
Telenor ASA	34,666	587	- 6.25%; dated 06/10/11 - 08/08/33)
TeliaSonera AB	93,895	732
Telstra Corp Ltd	182,128	588
Vivendi SA	51,710	1,448
Vodafone Group PLC	2,183,112	6,070
	$ 32,339

See accompanying notes.

33

     Schedule of Investments International Equity Index Fund May 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

	Maturity		Country		Percent
	Amount		Japan		18.64%
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)	United Kingdom		17.77%
			France		9.19%
Banks (continued)			Switzerland		8.47%
Investment in Joint Trading Account; JP Morgan $	905	$ 905
Repurchase Agreement; 0.08% dated			Germany		8.23%
			Australia		8.03%
05/31/11 maturing 06/01/11 (collateralized by			United States		5.52%
Sovereign Agency Issues and US Treasury
Strips; $922,928; 0.00% - 4.38%; dated			Netherlands		4.40%
			Spain		3.32%
09/20/12 - 05/15/21)			Sweden		3.00%
Investment in Joint Trading Account; Merrill	1,857	1,857
Lynch Repurchase Agreement; 0.10% dated			Italy		2.57%
			Hong Kong		2.55%
05/31/11 maturing 06/01/11 (collateralized by			Singapore		1.56%
Sovereign Agency Issues; $1,894,011; 0.00%
- 5.88%; dated 06/06/11 - 04/01/36)			Denmark		1.00%
			Finland		0.96%
Investment in Joint Trading Account; Morgan	884	884	Belgium		0.90%
Stanley Repurchase Agreement; 0.09% dated
05/31/11 maturing 06/01/11 (collateralized by			Norway		0.72%
Sovereign Agency Issues; $901,832; 1.63% -			Israel		0.69%
			Ireland		0.63%
5.25%; dated 08/01/12 - 11/19/14)			Luxembourg		0.46%
		$ 7,498	Austria		0.33%
TOTAL REPURCHASE AGREEMENTS		$ 7,498	Portugal		0.24%
Total Investments		$ 514,182	Greece		0.18%
Other Assets in Excess of Liabilities, Net - 0.14%		$ 729	New Zealand		0.10%
TOTAL NET ASSETS - 100.00%		$ 514,911	Macao		0.09%
			Bermuda		0.08%
			Guernsey		0.06%
(a) Non-Income Producing Security			Jersey, Channel Islands		0.06%
(b) Security is Illiquid			Mexico		0.04%
(c)	Market value is determined in accordance with procedures established in		China		0.03%
good faith by the Board of Directors. At the end of the period, the value of			Cyprus		0.02%
these securities totaled $6 or 0.00% of net assets.			Mauritius		0.02%
(d)	Security exempt from registration under Rule 144A of the Securities Act of		Other Assets in Excess of Liabilities, Net		0.14%
1933. These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. Unless otherwise			TOTAL NET ASSETS		100.00%
indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $433 or 0.08% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 78,933
Unrealized Depreciation		(14,862)
Net Unrealized Appreciation (Depreciation)		$ 64,071
Cost for federal income tax purposes		$ 450,111
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2011	Long	27	$ 2,251 $	2,350	$ 99
					$ 99

All dollar amounts are shown in thousands (000's)

See accompanying notes.

34

Schedule of Investments Preferred Securities Fund May 31, 2011 (unaudited)

COMMON STOCKS - 0.10%	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Publicly Traded Investment Fund - 0.10%			Diversified Financial Services - 8.67%
BlackRock Preferred Income Strategies Fund Inc	201,483 $	2,065	ABN AMRO North America Capital Funding Trust	2,000 $	1,453
Flaherty & Crumrine/Claymore Preferred	58,921	1,070	I (a)
Securities Income Fund Inc			Ameriprise Financial Inc	1,176,659	32,794
Flaherty & Crumrine/Claymore Total Return Fund	24,000	464	BAC Capital Trust V	66,100	1,573
Inc			BAC Capital Trust VIII	162,900	3,844
	$ 3,599		BAC Capital Trust X	49,300	1,188
TOTAL COMMON STOCKS	$ 3,599		BAC Capital Trust XII	42,200	1,053
CONVERTIBLE PREFERRED STOCKS -			Citigroup Capital IX	461,150	10,998
0.54%	Shares Held Value (000's)		Citigroup Capital VII	448,100	11,256
Banks - 0.43%			Citigroup Capital VIII	190,879	4,810
Bank of America Corp	3,519	3,695	Citigroup Capital X	336,200	8,146
Wells Fargo & Co	10,360	11,241	Citigroup Capital XI	340,800	8,179
	$ 14,936		Citigroup Capital XII	142,400	3,700
Electric - 0.11%			Citigroup Capital XIII	269,199	7,505
Calenergy Capital Trust III	75,000	3,750	Citigroup Capital XV	2,700	67
			Citigroup Capital XVI	113,250	2,770
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 18,686		Citigroup Capital XVII	9,000	220
PREFERRED STOCKS - 51.93%	Shares Held Value (000's)		Corporate-Backed Trust Certificates 6.00%; Series	170,500	3,973
			GS
Banks - 14.00%			Corporate-Backed Trust Certificates 6.00%; Series	5,233	130
Bank of America Corp 6.63%; Series I	202,300	4,993
Bank One Capital VI	334,809	8,638	PRU
Barclays Bank PLC 7.10%	1,020,235	25,853	Corporate-Backed Trust Certificates 6.25%; Series	13,300	337
Barclays Bank PLC 7.75%	646,329	16,591	BMY
Barclays Bank PLC 8.13%	288,639	7,588	Corporate-Backed Trust Certificates 6.30%; Series	7,300	175
BB&T Capital Trust V	903,400	24,058	GS
BNY Capital V	103,982	2,624	CORTS Trust for Bristol Meyers Squibb	7,110	187
CoBank ACB 11.00%; Series C (a)	202,000	11,501	Countrywide Capital V	209,500	5,233
CoBank ACB 11.00%; Series D (b)	115,000	6,562	Countrywide Financial Corp	634,619	15,878
CoBank ACB 7.00% (a),(b)	42,000	2,059	Credit Suisse AG/Guernsey	1,515,792	41,684
Deutsche Bank Capital Funding Trust IX	22,450	556	Fleet Capital Trust IX	108,900	2,609
Deutsche Bank Capital Funding Trust VIII	406,403	9,957	Fleet Capital Trust VIII	138,422	3,541
Deutsche Bank Capital Funding Trust X	351,900	9,072	General Electric Capital Corp 6.00%	89,100	2,282
Deutsche Bank Contingent Capital Trust II	2,017,000	50,425	General Electric Capital Corp 6.05%	99,500	2,539
Deutsche Bank Contingent Capital Trust III	531,300	13,846	General Electric Capital Corp 6.10%	304	8
Deutsche Bank Contingent Capital Trust V	23,900	649	HSBC Finance Corp 6.00%	16,454	412
Fifth Third Capital Trust V	99,100	2,524	HSBC Finance Corp 6.88%	331,255	8,381
Fifth Third Capital Trust VI	312,571	7,964	JP Morgan Chase Capital XI	699,900	17,603
Fifth Third Capital Trust VII	130,300	3,280	JP Morgan Chase Capital XII	36,400	921
Goldman Sachs Group Inc/The	4,700	116	JP Morgan Chase Capital XXIX	347,800	9,015
HSBC Holdings PLC 6.20%	1,074,600	26,220	MBNA Capital E	2,755	71
HSBC Holdings PLC 8.00%	568,400	15,489	Merrill Lynch Capital Trust I	331,100	8,039
HSBC USA Inc	186,400	9,040	Merrill Lynch Capital Trust II	134,361	3,261
KeyCorp Capital V	14,700	361	Merrill Lynch Capital Trust III 7.00%	5,800	145
KeyCorp Capital X	36,858	952	Merrill Lynch Capital Trust III 7.375%	5,400	138
Lloyds Banking Group PLC	31,900	844	Merrill Lynch Preferred Capital Trust IV	91,500	2,288
M&T Capital Trust IV	381,400	10,199	Merrill Lynch Preferred Capital Trust V	138,900	3,499
National City Capital Trust II	526,056	13,372	Morgan Stanley Capital Trust III	354,601	8,677
National City Capital Trust III	133,900	3,388	Morgan Stanley Capital Trust IV	513,971	12,639
PNC Capital Trust D	549,608	13,828	Morgan Stanley Capital Trust V	422,449	10,219
PNC Capital Trust E	745,596	19,326	Morgan Stanley Capital Trust VI	329,781	8,248
PNC Financial Services Group Inc	158,677	4,529	Morgan Stanley Capital Trust VII	208,553	5,197
Royal Bank of Scotland Group PLC 5.75%; Series	428,200	8,281	Morgan Stanley Capital Trust VIII	97,460	2,411
L			National City Capital Trust IV	29,500	766
Santander Finance Preferred SA Unipersonal	2,233,112	65,162	National Rural Utilities Cooperative Finance	21,230	540
SunTrust Capital IX	316,600	8,124	Corp 6.10%
USB Capital VI	399,637	10,051	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800	419
USB Capital VII	213,208	5,328	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,389
USB Capital VIII	46,400	1,178	PreferredPlus TR-CCR1 6.00%; Series GSC4	42,500	1,009
USB Capital X	216,756	5,480	PreferredPlus TR-CCR1 6.00%; Series GSG1	14,300	346
USB Capital XI	154,836	3,982	SATURNS 2001-06 7.25%; Series BAC	2,100	53
USB Capital XII	351,778	8,911	SATURNS 2004-04 6.00%; Series GS	132,500	3,176
Wachovia Capital Trust IX	685,800	17,159	SATURNS 2004-06 6.00%; Series GS	175,100	4,246
			SATURNS 2004-2 5.75%; Series GS	7,900	190
Wells Fargo Capital IX	445,243	11,144	SG Preferred Capital II LLC (a)	8,800	8,484
Wells Fargo Capital VII	316,539	7,914
Wells Fargo Capital XI	19,800	506		$ 299,914
Wells Fargo Capital XII	135,600	3,574	Electric - 4.32%
Wells Fargo Capital XIV	25,200	681	Alabama Power Co - Series 2007B	50,074	1,325
	$ 483,879		Alabama Power Co - Series II	287,976	7,191
			Dominion Resources Inc/VA	1,192,653	34,420
			Entergy Arkansas Inc	35,863	915
			Entergy Louisiana LLC	3,469	93

See accompanying notes.

35

Schedule of Investments
Preferred Securities Fund
May 31, 2011 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			REITS (continued)
Entergy Mississippi Inc (c)	19,476 $	491	Harris Preferred Capital Corp	72,900 $	1,855
Entergy Texas Inc	960,623	27,070	HCP Inc 7.10%	2,396	61
Georgia Power Capital Trust VII	43,363	1,094	Kimco Realty Corp 6.65%	86,356	2,152
Georgia Power Co 6.50%	77,300	8,113	Kimco Realty Corp 6.90%	304,226	7,667
Georgia Power Co 8.20%	217,550	6,537	Kimco Realty Corp 7.75%	1,559,064	41,658
Gulf Power Co 6.00%	60,914	5,917	Prologis - Series C	125,000	6,965
Gulf Power Co 6.45%	4,600	477	Prologis - Series G	92,900	2,287
NextEra Energy Capital Holdings Inc	463,970	13,103	PS Business Parks Inc - Series H	227,731	5,750
PPL Capital Funding Inc	445,789	11,626	PS Business Parks Inc - Series I	388,000	9,785
PPL Energy Supply LLC	200,388	5,154	PS Business Parks Inc - Series M	150,505	3,800
SCANA Corp	20,400	568	PS Business Parks Inc - Series P	588,709	14,735
Xcel Energy Inc 7.60%	928,652	25,278	PS Business Parks Inc - Series R	130,211	3,279
	$ 149,372		Public Storage Inc 6.18%; Series D	40,600	1,007
Insurance - 8.50%			Public Storage Inc 6.25%; Series Z	11,270	282
Aegon NV 4.00%	66,900	1,529	Public Storage Inc 6.45%; Series F	318,900	7,992
Aegon NV 6.375%	524,107	12,500	Public Storage Inc 6.45%; Series X	226,740	5,693
Aegon NV 6.50%	246,058	5,817	Public Storage Inc 6.50%; Series Q	142,412	3,623
Allianz SE	1,026,282	27,229	Public Storage Inc 6.50%; Series W	390,025	9,794
Arch Capital Group Ltd 7.88%	133,743	3,377	Public Storage Inc 6.60%; Series C	166,800	4,217
Arch Capital Group Ltd 8.00%	482,840	12,409	Public Storage Inc 6.63%; Series M	7,050	182
Assured Guaranty Municipal Holdings Inc	39,558	921	Public Storage Inc 6.75%; Series E	44,728	1,137
Axis Capital Holdings Ltd 7.25%; Series A	2,698	68	Public Storage Inc 6.75%; Series L	321,426	8,203
Axis Capital Holdings Ltd 7.50%; Series B	333,000	32,800	Public Storage Inc 6.88%	4,900	127
Berkley W R Capital Trust	763,832	19,302	Public Storage Inc 6.95%; Series H	70,352	1,780
Delphi Financial Group Inc 7.38%	519,989	12,740	Public Storage Inc 7.00%; Series G	31,848	810
Everest Re Capital Trust II	366,515	9,005	Public Storage Inc 7.00%; Series N	33,581	868
ING Groep NV 6.13%	69,248	1,550	Public Storage Inc 7.25%; Series K	693,429	17,904
ING Groep NV 6.20%	30,250	683	Public Storage Inc Series Y (c)	98,900	2,312
ING Groep NV 6.38%	848,600	18,915	Realty Income Corp - Series D	329,210	8,303
ING Groep NV 7.05%	945,438	22,624	Regency Centers Corp 6.70%	255,908	6,221
ING Groep NV 7.20%	165,845	4,023	Regency Centers Corp 7.25%	262,796	6,552
ING Groep NV 7.38%	844,300	20,956	Regency Centers Corp 7.45%	278,141	7,048
ING Groep NV 8.50%	80,700	2,076	Vornado Realty LP	1,445,611	39,682
Lincoln National Corp 6.75%	13,376	336	Vornado Realty Trust - Series F	419,925	10,536
Markel Corp	155,233	3,944	Vornado Realty Trust - Series G	12,700	315
PartnerRe Ltd 6.50%	202,466	4,924	Vornado Realty Trust - Series H	37,700	941
PartnerRe Ltd 6.75%	114,928	2,831	Vornado Realty Trust - Series I	116,293	2,890
PLC Capital Trust III	16,864	427	Vornado Realty Trust - Series J	99,963	2,509
PLC Capital Trust IV	47,500	1,200	Wachovia Corp 7.25%	392,654	10,366
PLC Capital Trust V	266,500	6,511	Weingarten Realty Investors 6.50%	811,600	20,355
Protective Life Corp	562,374	14,138	Weingarten Realty Investors 6.95%	204,300	5,150
Prudential Financial Inc	682,818	19,037	Weingarten Realty Investors 8.10%	1,822,202	42,949
Prudential PLC 6.50%	96,899	2,444			$ 402,878
Prudential PLC 6.75%	170,992	4,282	Sovereign - 0.79%
RenaissanceRe Holdings Ltd - Series C	249,435	6,046	Farm Credit Bank/Texas	23,800	27,147
RenaissanceRe Holdings Ltd - Series D	608,100	15,282
Torchmark Capital Trust III	18,600	468	Telecommunications - 1.91%
XL Group PLC (a),(d)	180,000	3,555	Centaur Funding Corp (a),(c)	2,950	1,539
	$ 293,949		Centaur Funding Corp 9.08% (a)	21,543	25,165
Media - 1.95%			Telephone & Data Systems Inc (c)	1,109,968	28,093
CBS Corp 6.75%	778,000	19,963	Telephone & Data Systems Inc 6.63%	368,018	9,083
Comcast Corp 6.63%	856,254	22,100	United States Cellular Corp	82,500	2,060
Comcast Corp 7.00%	160,731	4,087			$ 65,940
Comcast Corp 7.00%; Series B	307,000	7,838	TOTAL PREFERRED STOCKS		$ 1,795,469
Viacom Inc	532,000	13,545		Principal
	$ 67,533			Amount
Oil & Gas - 0.14%			BONDS - 44.74%	(000's)	Value (000's)
Nexen Inc	191,525	4,857	Banks - 12.64%
			ABN Amro North American Holding Preferred
REITS - 11.65%			Capital Repackage Trust I
AMB Property Corp - Series L	153,100	3,682	6.52%, 12/29/2049(a),(e)	$ 23,100	$ 22,118
AMB Property Corp - Series M	55,900	1,397	Agfirst Farm Credit Bank
AMB Property Corp - Series P	79,009	1,985	7.30%, 12/31/2049(a),(b)	1,850	1,696
CommonWealth REIT	318,430	6,792	BankAmerica Institutional Capital A
CommonWealth REIT - Series C	795,049	19,868	8.07%, 12/31/2026(a)	15,500	15,926
Developers Diversified Realty Corp 7.50%	70,000	1,768	BankAmerica Institutional Capital B
Duke Realty Corp 6.50%	288,100	6,969	7.70%, 12/31/2026(a)	5,000	5,106
Duke Realty Corp 6.60%	81,400	1,982	Barclays Bank PLC
Duke Realty Corp 6.63%	261,600	6,341	6.28%, 12/31/2049	14,300	12,869
Duke Realty Corp 6.95%	739,117	18,611	6.86%, 09/29/2049(a),(e)	14,402	13,898
Duke Realty Corp 7.25%	147,232	3,741	7.43%, 12/31/2049(a),(e)	8,956	9,281

See accompanying notes.

36

Schedule of Investments Preferred Securities Fund May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
BB&T Capital Trust I			Santander Finance Preferred SA Unipersonal
5.85%, 08/18/2035	$ 2,569 $	2,583	10.50%, 12/31/2049(e)	$ 1,520 $	1,748
BB&T Capital Trust IV			Societe Generale
6.82%, 06/12/2057(e)	17,500	17,894	5.92%, 04/29/2049(a),(e)	18,300	17,262
BBVA International Preferred SA Unipersonal			8.75%, 10/29/2049	23,660	25,020
5.92%, 12/30/2049(e)	26,805	23,356	Standard Chartered PLC
BNP Paribas			0.50%, 07/29/2049(e)	2,000	1,230
5.19%, 06/29/2049(a),(e)	6,000	5,760	7.01%, 07/29/2049(a)	18,750	18,469
BPCE SA			SunTrust Capital VIII
3.77%, 07/29/2049(e)	6,000	4,355	6.10%, 12/15/2036	25,059	24,808
6.75%, 01/27/2049	11,500	10,925		$ 436,941
12.50%, 08/29/2049(a),(b)	500	590	Diversified Financial Services - 13.20%
Capital One Capital VI			Ageas Hybrid Financing SA
8.88%, 05/15/2040	600	622	8.25%, 02/28/2049	30,822	30,822
Claudius Ltd for Credit Suisse			American Express Co
7.88%, 06/29/2049	21,842	22,770	6.80%, 09/01/2066(e)	21,800	22,890
Cooperatieve Centrale Raiffeisen-Boerenleenbank			BAC Capital Trust XIII
BA/Netherlands			0.71%, 12/31/2049(e)	5,000	3,642
11.00%, 12/29/2049(a),(e)	2,000	2,604	BankBoston Capital Trust IV
Credit Suisse Group Guernsey I Ltd			0.91%, 06/08/2028(e)	5,000	4,057
7.88%, 02/24/2041(e)	20,000	20,700	Capital One Capital III
Den Norske Creditbank			7.69%, 08/15/2036	5,700	5,864
0.50%, 11/29/2049(e)	8,940	5,453	Capital One Capital IV
0.65%, 08/29/2049(e)	6,150	3,752	6.75%, 02/17/2037	45,220	45,842
Deutsche Bank Capital Funding Trust I			Countrywide Capital III
3.28%, 12/29/2049(a),(e)	5,000	4,400	8.05%, 06/15/2027	10,160	10,592
Deutsche Bank Capital Funding Trust VII			Credit Suisse AG/Guernsey
5.63%, 01/29/2049(a),(e)	3,000	2,771	0.95%, 05/29/2049(e)	13,000	10,575
Dresdner Funding Trust I			Glen Meadow Pass-Through Trust
8.15%, 06/30/2031(a)	25,740	25,354	6.51%, 02/12/2067(a),(e)	56,611	52,011
Fifth Third Capital Trust IV			HSBC Finance Capital Trust IX
6.50%, 04/15/2037(e)	8,000	7,940	5.91%, 11/30/2035	5,000	4,800
First Empire Capital Trust I			JP Morgan Chase Capital XX
8.23%, 02/01/2027	2,000	2,082	6.55%, 09/29/2036	9,950	10,203
First Empire Capital Trust II			JP Morgan Chase Capital XXII
8.28%, 06/01/2027	7,000	7,272	6.45%, 02/02/2037	10,307	10,627
First Hawaiian Capital I			JP Morgan Chase Capital XXV
8.34%, 07/01/2027	5,000	5,125	6.80%, 10/01/2037	8,005	8,186
First Union Capital II			JP Morgan Chase Capital XXVII
7.95%, 11/15/2029	700	783	7.00%, 11/01/2039	19,700	20,302
Goldman Sachs Group Inc/The			Macquarie PMI LLC
6.75%, 10/01/2037	7,500	7,536	8.38%, 12/02/2049	3,000	3,182
HBOS Capital Funding LP			Man Group PLC
6.07%, 06/29/2049(a),(e)	1,090	981	5.00%, 08/09/2017	18,800	16,873
HSBC Bank PLC			11.00%, 05/29/2049	2,300	2,446
0.69%, 06/29/2049(e)	5,000	3,150	NB Capital Trust II
0.75%, 09/29/2049(e)	5,000	3,200	7.83%, 12/15/2026	3,525	3,609
HSBC Capital Funding LP/Jersey Channel Islands			NB Capital Trust IV
10.18%, 12/29/2049(a),(e)	6,000	8,040	8.25%, 04/15/2027	2,500	2,572
HSBC USA Capital Trust I			Old Mutual Capital Funding LP
7.81%, 12/15/2026(a)	300	307	8.00%, 05/29/2049	25,239	25,050
LBG Capital No.1 PLC			QBE Capital Funding II LP
7.88%, 11/01/2020(a)	11,100	10,934	6.80%, 06/29/2049(a),(e)	6,900	6,464
8.00%, 12/29/2049(a),(e)	18,400	17,848	QBE Capital Funding III Ltd
Natixis			7.25%, 05/24/2041(a),(e)	32,000	32,224
9.00%, 04/29/2049	532	544	Swiss Re Capital I LP
NBP Capital Trust III			6.85%, 05/29/2049(a),(e)	33,920	33,942
7.38%, 10/27/2049	5,313	4,941	ZFS Finance USA Trust II
Nordea Bank AB			6.45%, 12/15/2065(a),(e)	78,950	82,503
5.42%, 12/20/2049(a)	4,000	3,940	ZFS Finance USA Trust IV
North Fork Capital Trust II			5.88%, 05/09/2032(a)	3,000	3,031
8.00%, 12/15/2027	5,050	5,151	ZFS Finance USA Trust V
PNC Preferred Funding Trust I			6.50%, 05/09/2037(a)	3,900	4,027
6.52%, 12/31/2049(a),(e)	8,700	7,711		$ 456,336
Republic New York Capital I			Electric - 1.94%
7.75%, 11/15/2026	7,200	7,362	Integrys Energy Group Inc
Royal Bank of Scotland Group PLC			6.11%, 12/01/2066(e)	12,582	12,456
7.65%, 08/29/2049(e)	9,260	8,774	NextEra Energy Capital Holdings Inc
			6.35%, 10/01/2066(e)	4,000	4,000

See accompanying notes.

37

Schedule of Investments Preferred Securities Fund May 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Electric (continued)			Retail - 0.55%
NextEra Energy Capital Holdings Inc (continued)			CVS Caremark Corp
6.65%, 06/15/2067(e)	$ 3,000 $	3,023	6.30%, 06/01/2037(e)	$ 19,190	$ 18,998
7.30%, 09/01/2067(e)	37,255	39,211
PPL Capital Funding Inc			Savings & Loans - 0.21%
6.70%, 03/30/2067(e)	8,500	8,436	Sovereign Capital Trust VI
	$ 67,126		7.91%, 06/13/2036	7,060	7,378
Insurance - 14.79%
ACE Capital Trust II			Sovereign - 0.27%
9.70%, 04/01/2030	3,690	4,958	Svensk Exportkredit AB
Aegon NV			6.38%, 10/29/2049(a)	10,000	9,448
3.70%, 07/29/2049(e)	9,330	6,802
Allstate Corp/The			Transportation - 0.48%
6.13%, 05/15/2037(e)	5,000	5,063	BNSF Funding Trust I
AXA SA			6.61%, 12/15/2055(e)	16,150	16,776
6.38%, 12/29/2049(a),(e)	42,818	39,286
8.60%, 12/15/2030	9,325	11,659	TOTAL BONDS		$ 1,547,085
Catlin Insurance Co Ltd				Maturity
7.25%, 12/31/2049(a)	67,475	64,776		Amount
Dai-ichi Life Insurance Co Ltd/The			REPURCHASE AGREEMENTS - 1.33%	(000's)	Value (000's)
7.25%, 12/31/2049(a),(b)	23,750	24,192	Banks - 1.33%
Everest Reinsurance Holdings Inc			Investment in Joint Trading Account; Credit Suisse $	10,007	$ 10,007
6.60%, 05/15/2037(e)	25,820	24,787	Repurchase Agreement; 0.10% dated
Great-West Life & Annuity Insurance Capital LP			05/31/11 maturing 06/01/11 (collateralized by
6.63%, 11/15/2034(a)	4,000	3,782	US Treasury Strips; $10,207,255; 4.25% -
Great-West Life & Annuity Insurance Capital LP II			8.75%; dated 08/15/20 - 05/15/39)
7.15%, 05/16/2046(a),(e)	4,750	4,988	Investment in Joint Trading Account; Deutsche	13,661	13,661
Liberty Mutual Group Inc			Bank Repurchase Agreement; 0.11% dated
7.00%, 03/15/2037(a),(e)	2,700	2,691	05/31/11 maturing 06/01/11 (collateralized by
7.80%, 03/15/2037(a)	9,200	9,568	Sovereign Agency Issues; $13,933,713;
10.75%, 06/15/2058(a),(e)	18,300	24,796	0.00% - 6.25%; dated 06/10/11 - 08/08/33)
Liberty Mutual Insurance Co			Investment in Joint Trading Account; JP Morgan	5,560	5,560
7.70%, 10/15/2097(a)	32,500	31,033	Repurchase Agreement; 0.08% dated
Lincoln National Corp			05/31/11 maturing 06/01/11 (collateralized by
6.05%, 04/20/2067(e)	1,520	1,490	Sovereign Agency Issues and US Treasury
7.00%, 05/17/2066(e)	12,775	13,094	Strips; $5,670,697; 0.00% - 4.38%; dated
MetLife Capital Trust IV			09/20/12 - 05/15/21)
7.88%, 12/15/2037(a)	29,200	32,620	Investment in Joint Trading Account; Merrill	11,409	11,409
MetLife Capital Trust X			Lynch Repurchase Agreement; 0.10% dated
9.25%, 04/08/2038(a)	15,835	20,110	05/31/11 maturing 06/01/11 (collateralized by
MMI Capital Trust I			Sovereign Agency Issues; $11,637,275;
7.63%, 12/15/2027	1,073	1,143	0.00% - 5.88%; dated 06/06/11 - 04/01/36)
Nationwide Financial Services			Investment in Joint Trading Account; Morgan	5,432	5,432
6.75%, 05/15/2037	69,295	66,090	Stanley Repurchase Agreement; 0.09% dated
Oil Insurance Ltd			05/31/11 maturing 06/01/11 (collateralized by
7.56%, 12/29/2049(a),(e)	3,095	2,996	Sovereign Agency Issues; $5,541,082; 1.63%
Progressive Corp/The			- 5.25%; dated 08/01/12 - 11/19/14)
6.70%, 06/15/2037	5,550	5,869			$ 46,069
Prudential Financial Inc			TOTAL REPURCHASE AGREEMENTS		$ 46,069
8.88%, 06/15/2038(e)	9,142	11,108	Total Investments		$ 3,410,908
Prudential PLC			Other Assets in Excess of Liabilities, Net - 1.36%		$ 46,891
6.50%, 06/29/2049	20,400	19,278	TOTAL NET ASSETS - 100.00%		$ 3,457,799
7.75%, 12/16/2049	14,800	15,281
11.75%, 12/29/2049(e)	3,200	3,787
Reinsurance Group of America Inc			(a)	Security exempt from registration under Rule 144A of the Securities Act of
6.75%, 12/15/2065(e)	10,300	10,225	1933. These securities may be resold in transactions exempt from
USF&G Capital III			registration, normally to qualified institutional buyers. Unless otherwise
8.31%, 07/01/2046(a)	2,000	2,354	indicated, these securities are not considered illiquid. At the end of the
White Mountains Re Group Ltd			period, the value of these securities totaled $738,758 or 21.36% of net
7.51%, 05/29/2049(a),(e)	3,200	3,164	assets.
XL Group PLC			(b) Security is Illiquid
6.50%, 12/31/2049(e)	47,000	44,356	(c) Non-Income Producing Security
	$ 511,346		(d)	Market value is determined in accordance with procedures established in
Pipelines - 0.66%			good faith by the Board of Directors. At the end of the period, the value of
TransCanada PipeLines Ltd			these securities totaled $3,555 or 0.10% of net assets.
6.35%, 05/15/2067(e)	22,258	22,736	(e)	Variable Rate. Rate shown is in effect at May 31, 2011.

See accompanying notes.

38

Schedule of Investments Preferred Securities Fund May 31, 2011 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 491,456
Unrealized Depreciation	(8,827)
Net Unrealized Appreciation (Depreciation)	$ 482,629
Cost for federal income tax purposes	$ 2,920,886
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	85.42%
Utilities	6.37%
Communications	3.86%
Government	1.06%
Energy	0.80%
Consumer, Cyclical	0.55%
Industrial	0.48%
Exchange Traded Funds	0.10%
Other Assets in Excess of Liabilities, Net	1.36%
TOTAL NET ASSETS	100.00%

See accompanying notes.

39

Security Valuation

Bond Market Index Fund, Diversified Real Asset Fund, International Equity Index Fund & Preferred Securities (known as the “Funds” value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

*Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

*Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

*Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. Certain transfers my occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated. The table below includes the amount that was transferred from Level 1 to Level 2 at May 31, 2011:

Fund	Amount transferred
International Equity Index Fund	$331,462,362

The following is a summary of the inputs used as of May 31, 2011 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond Market Index Fund
Bonds	$ —	$ 302,777	$ —	$ 302,777
Municipal Bonds	—	8,063	—	8,063
Repurchase Agreements	—	17,693	—	17,693
U.S. Government & Government Agency Obligations	—	589,419	—	589,419
Total investments in securities	$ —	$ 917,952	$ —	$ 917,952

Diversified Real Asset Fund
Bonds	$ —	$ 37,910	$ —	$ 37,910
Commodity Indexed Structured Notes	—	60,151	—	60,151
Common Stocks
Basic Materials	27,493	3,167	—	30,660
Consumer, Cyclical	4,537	—	—	4,537
Consumer, Non-cyclical	1,193	—	—	1,193
Energy	123,657	4,166	338	128,161
Financial	128,466	—	—	128,466
Industrial	1,778	—	—	1,778
Convertible Preferred Stocks
Financial	—	1,271	—	1,271
Repurchase Agreements	—	16,673	—	16,673
U.S. Government & Government Agency Obligations	—	214,493	—	214,493
Total investments in securities	$ 287,124	$ 337,831	$ 338	$ 625,293

Assets
Interest Rate Contracts**
Futures	$ 7	$ —	$ —	$ 7

Liabilities
Interest Rate Contracts**
Futures	$ (119)	$ —	$ —	$ (119)

International Equity Index Fund
Common Stocks
Basic Materials	$ —	$ 51,226	$ —	$ 51,226
Communications	—	38,958	—	38,958
Consumer, Cyclical	—	53,694	—	53,694
Consumer, Non-cyclical	—	93,539	—	93,539
Diversified	—	5,489	—	5,489
Energy	—	39,549	—	39,549
Exchange Traded Funds	20,351	—	—	20,351
Financial	205	113,852	5	114,062
Industrial	—	57,073	—	57,073
Technology	—	11,107	—	11,107
Utilities	—	21,635	1	21,636
Repurchase Agreements	—	7,498	—	7,498
Total investments in securities	$ 20,556	$ 493,620	$ 6	$ 514,182

Assets

Equity Contracts**
Futures	$ 99	$ —	$ —	$ 99

Preferred Securities Fund
Bonds	$ —	$ 1,517,426	$ 29,659	$ 1,547,085
Common Stocks*	3,599	—	—	3,599
Convertible Preferred Stocks
Financial	14,936	—	—	14,936
Utilities	—	3,750	—	3,750
Preferred Stocks
Communications	106,769	26,704	—	133,473
Energy	4,857	—	—	4,857
Financial	1,366,545	101,898	12,177	1,480,620
Government	—	27,147	—	27,147
Utilities	142,978	6,394	—	149,372
Repurchase Agreements	—	46,069	—	46,069
Total investments in securities	$ 1,639,684	$ 1,729,388	$ 41,836	$ 3,410,908
*For additional detail regarding sector classifications, please see the Schedules of Investments.
**Futures are valued at the unrealized appreciation/(depreciation) on the instrument.

Accrued
Discounts/Premiums
	Value		and Change in			Transfers	Transfers		Net Change in Unrealized
	August 31,	Realized	Unrealized		Proceeds into Level Out of Level Value May				Appreciation/(Depreciation) on
Fund	2010	Gain/(Loss)	Gain/(Loss)	Purchases	from Sales	3*	3*	31, 2011	Investments Held at May 31, 2010
Bond Market Index Fund
Bonds	$ 302	$ -	$ 1	$ -	$ (99)	$ -	$ (204)	$ -	$ -
Total	$ 302	$ -	$ 1	$ -	$ (99)	$ -	$ (204)	$ -	$ -

Diversified Real Asset Fund
Common Stock
Energy	$ 187	$ -	$ 151	$ -	$ -	$ -	$ -	$ 338	$ 151
Total	$ 187	$ -	$ 151	$ -	$ -	$ -	$ -	$ 338	$ 151

International Equity Index Fund
Common Stock
Financial	$ -	$ -	$ (1)	$ 6	$ -	$ -	$ -	$ 5	$ (1)
Utilities	-	-	-	1	-	-	-	1	-
Total	$ -	$ -	$ (1)	$ 7	$ -	$ -	$ -	$ 6	$ (1)

Preferred Securities Fund
Bonds	$ 75,792	$ -	$ 142	$ 36,270	$ (66,448)	$ 558	$ (16,655)	$ 29,659	$ 534
Preferred Stock
Financial	12,110	42	307	592	(874)	-	-	12,177	366
Government	14,500	-	-	-	-	-	(14,500)	-	-
Total	$ 102,402	$ 42	$ 449	$ 36,862	$ (67,322)	$ 558	$ (31,155)	$ 41,836	$ 900

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3

2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3

3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.

4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

The Fund’s Schedules of Investments as of May 31, 2011 have not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 07/26/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 07/26/2011

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 07/26/2011